ANNUAL REPORT October 31, 2002


Nuveen
Municipal Closed-End
Exchange-Traded
Funds

PERFORMANCE PLUS
NPP

MUNICIPAL ADVANTAGE
NMA

MARKET OPPORTUNITY
NMO

DIVIDEND ADVANTAGE
NAD
NXZ
NZF

[photos of men walking and talking]


Dependable,
tax-free income
because
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

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Dear
SHAREHOLDER
--------------------------------------------------------------------------------
[photo of Timothy R. Schwertfeger]

Timothy R. Schwertfeger
Chairman of the Board

"I URGE YOU TO CONSIDER RECEIVING FUTURE FUND REPORTS AND OTHER FUND
 INFORMATION THROUGH THE INTERNET AND BY E-MAIL...SEE THE INSIDE FRONT COVER OF THIS REPORT FOR STEP-BY-STEP INSTRUCTIONS."

--------------------------------------------------------------------------------



Once again, I am pleased to state that during the period covered by this report your Nuveen Fund continued to meet its objective of providing attractive tax-free monthly income. Detailed information on your Fund's performance can be found in the Portfolio Managers' Comments and on the Performance Overview pages within this report. Please take the time to read them.

In addition to providing regular tax-free income, we believe that a municipal bond investment like your Nuveen Fund also may offer opportunities to reduce the risk of your overall investment portfolio. This is because the prices of municipal bonds may move differently than the prices of the common stocks, mutual funds or other investments you may own. Since one part of your portfolio may be going up when another is going down, portfolio diversification may reduce your overall risk. Your financial advisor can explain the advantages of portfolio diversification in more detail. I urge you to contact him or her soon for more information on this important investment strategy.

I also urge you to consider receiving future Fund reports and other Fund information through the Internet and by e-mail rather than in hard copy. Not only will you be able to receive the information faster, but this also may help lower your Fund expenses. Sign up is quick and easy -- see the inside front cover of this report for step-by-step instructions.

For more than 100 years, Nuveen has specialized in offering quality investments such as your Nuveen Fund to those seeking to accumulate and preserve wealth. Our commitment to careful research, constant surveillance and judicious trading by our seasoned portfolio management team has never been stronger. Our mission continues to be to assist you and your financial advisor by offering the investment solutions and services that can help you meet your financial objectives. We thank you for choosing us as a partner as you work toward that goal.

Sincerely,

/s/ TIMOTHY R. SCHWERTFEGER

TIMOTHY R. SCHWERTFEGER

Chairman of the Board

December 16, 2002

Nuveen National Municipal Closed-End Exchange-Traded Funds
(NPP, NMA, NMO, NAD, NXZ, NZF)

Portfolio Managers'
                COMMENTS

Portfolio managers Bill Fitzgerald, Tom Futrell, Rick Huber, and Tom Spalding discuss U.S. economic conditions, key investment strategies, and recent Fund performance. Bill has managed NMO since 1990, while Tom Futrell assumed portfolio management responsibility for NPP, NAD, and NZF in 2001. Rick has served as the portfolio manager for NMA since 1998, and Tom Spalding has managed NXZ since its inception in 2001.

WHAT WERE THE MAJOR FACTORS AFFECTING
THE U.S. ECONOMY AND THE MUNICIPAL
MARKET DURING THIS REPORTING PERIOD?

In a number of ways, market conditions have not changed significantly since our last shareholder report.

We believe the most influential factors affecting the economy and the municipal market continue to be the slow pace of economic growth and the relatively low levels of interest rates. In addition, the ongoing threat of terrorism and the current uncertain geopolitical climate also have had an impact on the economy and the markets over this reporting period.

Looking more closely at the municipal market, the sluggish economic recovery and lack of inflationary pressures helped many bonds perform well during most of the twelve-month period that ended October 31, 2002. However, during the month of October 2002, the market environment for all fixed-income investments soured as a rally in the equity markets caused some investors to sell fixed-income products and purchase common stocks.

In the first ten months of 2002, new municipal bond issuance nationwide reached $289.4 billion, an increase of 30% over January-October 2001. Demand for municipal bonds also remained strong over most of this period, as many individual investors continued to seek investments offering diversification for their portfolios and tax-free income. Institutional investors, especially traditional municipal bond purchasers such as property/casualty insurance companies, have been active buyers in the municipal market.

HOW DID THESE FUNDS PERFORM OVER THE
TWELVE MONTHS ENDED OCTOBER 31, 2002?
Individual results for each of the Funds, as well as for relevant benchmarks, are presented in the accompanying table.

                           TOTAL RETURN    LEHMAN          LIPPER
          MARKET YIELD           ON NAV  TOTAL RETURN1    AVERAGE2
-------------------------------------------------------------------
                                1 YEAR     1 YEAR         1 YEAR
                 TAXABLE-        ENDED      ENDED          ENDED
      10/31/02  EQUIVALENT3     10/31/02   10/31/02     10/31/02
-------------------------------------------------------------------
NPP      6.47%     9.24%          5.03%      5.87%        4.93%
-------------------------------------------------------------------
NMA      6.71%     9.59%          5.39%      5.87%        4.93%
-------------------------------------------------------------------
NMO      6.78%     9.69%          2.03%      5.87%        4.93%
-------------------------------------------------------------------
NAD      6.70%     9.57%          7.26%      5.87%        4.93%
-------------------------------------------------------------------
NXZ      6.82%     9.74%          5.16%      5.87%        4.93%
-------------------------------------------------------------------
NZF      6.70%     9.57%          7.20%      5.87%        4.93%
-------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.

NPP, NMA and NXZ all reported total returns for the period that were roughly in line with the performance of their Lipper leveraged fund peer group average and the unleveraged, unmanaged Lehman index.

NAD and NZF both significantly outperformed their peer group and the general index for the twelve months ended October 31, 2002. In both cases, we believe much of this outperformance can be attributed to the weighted average durations4 of their portfolios and their several holdings of bonds that were advance refunded during the course of the year.

--------------------------------------------------------------------------------
[sidebar text]:

1 The total annual returns on common share net asset value for these Nuveen
  Funds are compared with the total annual return of the Lehman Brothers Municipal Bond Index, an unleveraged index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The total returns of these Funds are compared with the average annualized return of the 56 funds in the Lipper General Leveraged Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's market yield on the indicated date and a federal income tax rate of 30%.

4 Duration is a measure of a Fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. References to duration in this commentary are intended to indicate Fund duration unless otherwise noted.

--------------------------------------------------------------------------------

NMO's relative underperformance when compared with both benchmarks was due in part to its holding of bonds issued by the Brazos River Authority for the Texas Utility Electric Company project. Many issues backed by utilities suffered over the reporting period due to concerns about the long-term viability of some companies within this sector. However, we believe that most of the negative concerns about this particular issuer are now priced into these bonds, and we continued to hold them with the expectation that they will appreciate if and when conditions for the utility sector and Texas Utility improve.

The relative performance of all these Funds also was influenced by factors such as call exposure, portfolio trading activity, and the price movement of specific sectors. For example, each of these Funds holds bonds issued to support the terminal or maintenance facilities of private air carriers. The value of these bonds fell over the past year, in part due to the general decline in passenger volume that affected many airlines and in part due to the possibility of a bankruptcy declaration by United Air Lines. (United filed for bankruptcy on December 9, 2002.) Looking specifically at the United bonds, we believe most of the positions we hold support critical, ongoing operations, and that United has every intention of continuing to honor the obligations underlying these essential facilities. Over the longer-term, we believe air travel will remain a major component of transportation in this country, and we think these airline-backed bonds, at their current depressed levels, are positioned to appreciate in value if and when the outlook for these companies improves.

HOW DID THE MARKET ENVIRONMENT AFFECT
THE FUNDS' DIVIDENDS AND SHARE PRICES?

As the Fed continued to keep short-term interest rates relatively low, the dividend-payment capabilities of all these Funds benefited from their use of leverage, a strategy that can potentially enhance the dividends paid to common shareholders. The amount of this benefit is tied, in part, to the short-term rates the Funds pay their MuniPreferred, shareholders. Low short-term rates, such as those currently in effect, can enable the Funds to reduce the amount of income they pay preferred shareholders, which can leave more earnings to support common share dividends.

During the fiscal year ended October 31, 2002, relatively low short-term interest rates enabled us to implement four dividend increases in NPP, NMA, and NMO and three increases in NAD and NXZ. NZF, which was introduced in September 2001, has continued to pay stable, attractive monthly dividends since its first distribution in November 2001.

Over the course of the entire reporting period, the share prices of each of these six Funds fell - primarily as a result of October 2002 market activity. As noted previously, that month proved to be a difficult one for all fixed-income investments as money flowed out of bonds and into equities. As of October 31, 2002, all six Funds were trading at discounts to their common share net asset values (see charts on individual Performance Overview pages).

WHAT KEY STRATEGIES WERE USED
TO MANAGE THESE FUNDS DURING THE
FISCAL YEAR ENDED OCTOBER 31, 2002?

Over the twelve-month reporting period, our strategic focus continued to be on working to diversify Fund holdings, enhance each Fund's call protection, and position the Funds for potential changes in the interest rate environment. Specifically, that included purchasing bonds in the 15- to 20-year part of the yield curve that we believed would help to reduce the Funds' durations, while still providing competitive yields and returns. In our opinion, bonds in the 15- to 20-year range offered excellent opportunities during most of the reporting period for price appreciation and we believe these securities are positioned to perform well if and when interest rates rise. Over the past year, the addition of these shorter-maturity bonds to the portfolios resulted in a modest shortening of duration in all of these Funds.

We also continued to look for individual issues that we thought would perform well no matter what the future direction of interest rates. In particular, we found what we considered to be good values in the single-family housing sector. We think these bonds, as well as our pre-refunded, U.S. guaranteed holdings, are positioned to perform well if interest rates begin to rise. On a case-by-case basis, we also have begun to increase our allocation to general obligation bonds, which we view as a defensive position in the current marketplace. As various states have begun to recognize potential budget problems, we have seen a "flight to quality" in some areas that has caused higher-rated or well-secured bonds to perform better than lower-rated alternatives.

In addition, we found attractive values in tobacco settlement bonds and healthcare, which has been one of the top performing sectors in 2002.

In the current geopolitical and economic climate, we believe that maintaining strong credit quality remains a key requirement for near-term performance. As of October 31, 2002, each of these six Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA within their portfolios ranging from 64% to 84% of total net assets.

WHAT IS YOUR OUTLOOK FOR THE
MUNICIPAL MARKET IN GENERAL
AND THESE FUNDS IN PARTICULAR?

In general, our outlook for the fixed-income markets over the coming months remains positive. We believe the U.S. economy is headed for an eventual recovery, but one that may be slower to arrive and less robust than some are now predicting. We expect inflation and interest rates to remain relatively low over the near term, while new municipal volume should continue to be strong as issuers take advantage of the low rate environment for both new issues and refinancings. Currently, national issuance totals are on pace to surpass $300 billion in 2002, eclipsing the record of $292 billion set in 1993. We also expect demand for tax-exempt municipal bonds to remain solid as investors continue to look for ways to rebalance their portfolios and reduce their overall investment risk.

Over the next two years, we think each of these six Funds offers adequate call protection, with call exposure ranging from zero in NZF to 16% in NPP during 2003 and 2004. The number of actual calls during this period will depend largely on market interest rates over this time. We will continue to look for ways to mitigate call risk and improve the positions of all of these Funds. As of the date of this report, we believe each Fund's short-term call exposure is very manageable, and we foresee no problems in working through it.

In the months ahead, we expect to modestly reduce the durations of these Funds by making more purchases of high-quality bonds in the 15- to 20-year part of the yield curve. If interest rates start to rise, this may present opportunities to then move part of each portfolio further out on the yield curve, where we would expect to be able to pick up yield and extend call protection. In the interim, we do not believe this modestly shorter positioning will significantly affect each Fund's performance or limit its potential. More generally, we plan to remain focused on strategies that we believe will add value for our shareholders, provide support for the Funds' dividends, and fully utilize Nuveen's experience and research expertise. The heavy issuance anticipated by many municipal market observers should enhance our ability to find attractive supply-driven trading opportunities. Overall, we believe the attractive tax-free income, portfolio diversification, and risk reduction potential (for equity-dominated portfolios) represented by these Funds will continue to make them potentially valuable components in your long-term financial plans.

NPP

Nuveen Performance Plus Municipal Fund, Inc.

Performance
  OVERVIEW As of October 31, 2002



[pie chart data]:

Credit Quality

AAA/U.S. Guaranteed        69%
AA                         15%
A                           9%
BBB                         3%
NR                          3%
BB or Lower                 1%



PORTFOLIO STATISTICS
----------------------------------------------------
Share Price                                 $14.28
----------------------------------------------------
Common Share Net Asset Value                $15.38
----------------------------------------------------
Market Yield                                 6.47%
----------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.24%
----------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $921,376
----------------------------------------------------
Average Effective Maturity (Years)           18.73
----------------------------------------------------
Leverage-Adjusted Duration                   10.30
----------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN (Inception 6/89)
----------------------------------------------------
                      ON SHARE PRICE        ON NAV
----------------------------------------------------
1-Year                         4.51%         5.03%
----------------------------------------------------
5-Year                         5.52%         6.42%
----------------------------------------------------
10-Year                        6.40%         7.11%
----------------------------------------------------


TOP FIVE SECTORS (as a % of total investments)
----------------------------------------------------
Tax Obligation/General                         14%
----------------------------------------------------
U.S. Guaranteed                                14%
----------------------------------------------------
Tax Obligation/Limited                         13%
----------------------------------------------------
Utilities                                      11%
----------------------------------------------------
Healthcare                                      9%
----------------------------------------------------



[bar chart data]:

2001-2002 Monthly Tax-Free Dividends Per Share2

Nov              $0.0715
Dec               0.073
Jan               0.073
Feb               0.073
Mar               0.0745
Apr               0.0745
May               0.0745
Jun               0.076
Jul               0.076
Aug               0.076
Sep               0.077
Oct               0.077



[line chart data]:

Share Price Performance
Weekly Closing Price

11/1/01          $14.71
                  14.57
                  14.08
                  14.00
                  14.00
                  13.93
                  13.94
                  13.81
                  14.06
                  14.01
                  14.04
                  14.25
                  14.15
                  14.29
                  14.40
                  14.28
                  14.38
                  14.40
                  14.00
                  13.84
                  13.51
                  13.86
                  13.78
                  13.91
                  13.93
                  14.10
                  14.30
                  14.29
                  13.96
                  14.08
                  14.13
                  14.29
                  14.33
                  14.57
                  14.76
                  14.73
                  14.71
                  14.98
                  14.64
                  14.85
                  14.97
                  14.77
                  14.75
                  14.84
                  14.93
                  14.88
                  14.96
                  15.05
                  15.08
                  14.90
                  13.98
10/31/02          14.16


Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

2 The Fund also paid shareholders a capital gains distribution in December 2001 of $0.0436 per share.

NMA

Nuveen Municipal Advantage Fund, Inc.

Performance
  OVERVIEW As of October 31, 2002


[pie chart data]:

Credit Quality

AAA/U.S. Guaranteed        59%
AA                         17%
A                          11%
BBB                        12%
BB or Lower                 1%



PORTFOLIO STATISTICS
----------------------------------------------------
Share Price                                 $14.66
----------------------------------------------------
Common Share Net Asset Value                $15.41
----------------------------------------------------
Market Yield                                 6.71%
----------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.59%
----------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $662,270
----------------------------------------------------
Average Effective Maturity (Years)           20.52
----------------------------------------------------
Leverage-Adjusted Duration                    9.61
----------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN (Inception 12/89)
----------------------------------------------------
                      ON SHARE PRICE        ON NAV
----------------------------------------------------
1-Year                         5.89%         5.39%
----------------------------------------------------
5-Year                         5.14%         6.30%
----------------------------------------------------
10-Year                        6.72%         7.24%
----------------------------------------------------


TOP FIVE SECTORS (as a % of total investments)
----------------------------------------------------
Healthcare                                     16%
----------------------------------------------------
Housing/Single Family                          15%
----------------------------------------------------
Utilities                                      13%
----------------------------------------------------
U.S. Guaranteed                                11%
----------------------------------------------------
Transportation                                  9%
----------------------------------------------------



[bar chart data]:

2001-2002 Monthly Tax-Free Dividends Per Share2

Nov              $0.0735
Dec               0.076
Jan               0.076
Feb               0.076
Mar               0.0785
Apr               0.0785
May               0.0785
Jun               0.0805
Jul               0.0805
Aug               0.0805
Sep               0.082
Oct               0.082



[line chart data]:

Share Price Performance
Weekly Closing Price

11/1/01          $14.71
                  14.80
                  14.50
                  14.41
                  14.62
                  14.35
                  14.22
                  13.99
                  14.20
                  14.25
                  14.33
                  14.53
                  14.65
                  14.76
                  14.79
                  14.55
                  14.56
                  14.75
                  14.44
                  14.25
                  14.24
                  14.30
                  14.25
                  14.25
                  14.35
                  14.47
                  14.79
                  14.69
                  14.61
                  14.64
                  14.68
                  14.91
                  14.98
                  14.97
                  15.11
                  15.20
                  15.40
                  15.30
                  15.12
                  15.23
                  15.54
                  15.27
                  15.28
                  15.48
                  15.46
                  15.50
                  15.53
                  15.55
                  15.57
                  15.38
                  14.50
10/31/02          14.33

Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2001 of $0.0974 per share.

NMO

Nuveen Municipal Market Opportunity Fund, Inc.

Performance
  OVERVIEW As of October 31, 2002


[pie chart data]:

Credit Quality

AAA/U.S. Guaranteed        61%
AA                         13%
A                          16%
BBB                         7%
NR                          1%
BB or Lower                 2%




PORTFOLIO STATISTICS
----------------------------------------------------
Share Price                                 $13.80
----------------------------------------------------
Common Share Net Asset Value                $14.60
----------------------------------------------------
Market Yield                                 6.78%
----------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.69%
----------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $664,914
----------------------------------------------------
Average Effective Maturity (Years)           19.22
----------------------------------------------------
Leverage-Adjusted Duration                    9.27
----------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN (Inception 3/90)
----------------------------------------------------
                      ON SHARE PRICE        ON NAV
----------------------------------------------------
1-Year                         0.49%         2.03%
----------------------------------------------------
5-Year                         3.52%         4.88%
----------------------------------------------------
10-Year                        5.94%         6.43%
----------------------------------------------------


TOP FIVE SECTORS (as a % of total investments)
----------------------------------------------------
Tax Obligation/General                         21%
----------------------------------------------------
Transportation                                 17%
----------------------------------------------------
Tax Obligation/Limited                         16%
----------------------------------------------------
Healthcare                                     10%
----------------------------------------------------
U.S. Guaranteed                                 9%
----------------------------------------------------



[bar chart data]:

2001-2002 Monthly Tax-Free Dividends Per Share2

Nov              $0.0735
Dec               0.075
Jan               0.075
Feb               0.075
Mar               0.076
Apr               0.076
May               0.076
Jun               0.077
Jul               0.077
Aug               0.077
Sep               0.078
Oct               0.078



[line chart data]:

Share Price Performance
Weekly Closing Price

11/1/01          $14.77
                  14.76
                  14.50
                  14.44
                  14.25
                  14.04
                  13.66
                  13.73
                  13.96
                  14.01
                  14.30
                  14.42
                  14.44
                  14.50
                  14.56
                  14.32
                  14.37
                  14.56
                  14.05
                  13.73
                  13.67
                  13.85
                  13.96
                  13.99
                  13.97
                  14.17
                  14.37
                  14.36
                  14.20
                  14.32
                  14.30
                  14.41
                  14.48
                  14.36
                  14.62
                  14.71
                  14.64
                  14.62
                  14.56
                  14.71
                  15.03
                  14.85
                  14.65
                  14.96
                  14.84
                  14.92
                  14.85
                  14.95
                  14.89
                  14.78
                  13.78
10/31/02          13.77

Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

2 The Fund also paid shareholders a capital gains distribution in December 2001 of $0.0218 per share.

NAD

Nuveen Dividend Advantage Municipal Fund

Performance
  OVERVIEW As of October 31, 2002


[pie chart data]:

Credit Quality

AAA/U.S. Guaranteed        64%
AA                         12%
A                           5%
BBB                         2%
NR                         11%
BB or Lower                 6%



PORTFOLIO STATISTICS
----------------------------------------------------
Share Price                                 $14.50
----------------------------------------------------
Common Share Net Asset Value                $14.94
----------------------------------------------------
Market Yield                                 6.70%
----------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.57%
----------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $586,045
----------------------------------------------------
Average Effective Maturity (Years)           18.91
----------------------------------------------------
Leverage-Adjusted Duration                   11.12
----------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN (Inception 5/99)
----------------------------------------------------
                      ON SHARE PRICE        ON NAV
----------------------------------------------------
1-Year                         2.01%         7.26%
----------------------------------------------------
Since Inception                5.33%         7.67%
----------------------------------------------------


TOP FIVE SECTORS (as a % of total investments)
----------------------------------------------------
Healthcare                                     17%
----------------------------------------------------
Transportation                                 14%
----------------------------------------------------
Tax Obligation/General                         13%
----------------------------------------------------
Tax Obligation/Limited                         13%
----------------------------------------------------
Utilities                                       9%
----------------------------------------------------



[bar chart data]:

2001-2002 Monthly Tax-Free Dividends Per Share

Nov              $0.076
Dec               0.076
Jan               0.076
Feb               0.076
Mar               0.0775
Apr               0.0775
May               0.0775
Jun               0.0795
Jul               0.0795
Aug               0.0795
Sep               0.081
Oct               0.081



[line chart data]:

Share Price Performance
Weekly Closing Price

11/1/01          $15.24
                  15.41
                  15.16
                  15.06
                  15.00
                  14.75
                  14.90
                  14.73
                  14.55
                  14.85
                  15.05
                  14.99
                  14.94
                  14.92
                  14.90
                  15.03
                  14.82
                  14.91
                  14.73
                  14.38
                  14.00
                  13.88
                  14.37
                  14.77
                  14.55
                  14.69
                  14.81
                  14.65
                  14.81
                  14.82
                  14.76
                  14.97
                  14.96
                  14.82
                  15.07
                  15.10
                  15.03
                  14.99
                  15.00
                  15.20
                  15.25
                  14.90
                  15.03
                  15.20
                  15.41
                  15.20
                  15.20
                  15.46
                  15.70
                  15.07
                  14.47
10/31/02          14.45

Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

NXZ

Nuveen Dividend Advantage Municipal Fund 2

Performance
  OVERVIEW As of October 31, 2002


[pie chart data]:

Credit Quality

AAA/U.S. Guaranteed        52%
AA                         12%
A                          18%
BBB                        13%
NR                          1%
BB or Lower                 4%



PORTFOLIO STATISTICS
----------------------------------------------------
Share Price                                 $13.91
----------------------------------------------------
Common Share Net Asset Value                $14.89
----------------------------------------------------
Market Yield                                 6.82%
----------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.74%
----------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $435,907
----------------------------------------------------
Average Effective Maturity (Years)           27.41
----------------------------------------------------
Leverage-Adjusted Duration                   10.79
----------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN (Inception 3/01)
----------------------------------------------------
                      ON SHARE PRICE        ON NAV
----------------------------------------------------
1-Year                        -0.81%         5.16%
----------------------------------------------------
Since Inception                1.20%         8.54%
----------------------------------------------------


TOP FIVE SECTORS (as a % of total investments)
----------------------------------------------------
Healthcare                                     22%
----------------------------------------------------
Water and Sewer                                15%
----------------------------------------------------
Tax Obligation/Limited                         15%
----------------------------------------------------
Transportation                                 12%
----------------------------------------------------
Utilities                                      11%
----------------------------------------------------



[bar chart data]:

2001-2002 Monthly Tax-Free Dividends Per Share2

Nov              $0.0745
Dec               0.0745
Jan               0.0745
Feb               0.0745
Mar               0.0755
Apr               0.0755
May               0.0755
Jun               0.077
Jul               0.077
Aug               0.077
Sep               0.079
Oct               0.079



[line chart data]:

Share Price Performance
Weekly Closing Price

11/1/01          $15.07
                  15.09
                  14.73
                  14.53
                  14.55
                  14.38
                  13.91
                  13.64
                  14.04
                  14.13
                  14.29
                  14.40
                  13.98
                  14.41
                  14.48
                  14.14
                  14.27
                  14.10
                  14.01
                  13.95
                  13.64
                  13.31
                  13.89
                  13.64
                  13.64
                  13.94
                  14.18
                  14.22
                  14.23
                  13.96
                  14.19
                  14.20
                  14.26
                  14.30
                  14.28
                  14.49
                  14.44
                  14.75
                  14.40
                  14.69
                  14.60
                  14.79
                  14.56
                  14.52
                  14.69
                  14.78
                  14.78
                  14.88
                  14.94
                  14.31
                  14.15
10/31/02          13.76

Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

2 The Fund also paid shareholders a capital gains distribution in December 2001 of $0.0102 per share.

NZF

Nuveen Dividend Advantage Municipal Fund 3

Performance
  OVERVIEW As of October 31, 2002


[pie chart data]:

Credit Quality

AAA/U.S. Guaranteed        72%
AA                         12%
A                           8%
BBB                         3%
NR                          3%
BB or Lower                 2%



PORTFOLIO STATISTICS
----------------------------------------------------
Share Price                                 $13.53
----------------------------------------------------
Common Share Net Asset Value                $14.56
----------------------------------------------------
Market Yield                                 6.70%
----------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.57%
----------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $586,799
----------------------------------------------------
Average Effective Maturity (Years)           22.70
----------------------------------------------------
Leverage-Adjusted Duration                   11.79
----------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN (Inception 9/01)
----------------------------------------------------
                      ON SHARE PRICE        ON NAV
----------------------------------------------------
1-Year                        -4.26%         7.20%
----------------------------------------------------
Since Inception               -3.50%         7.55%
----------------------------------------------------


TOP FIVE SECTORS (as a % of total investments)
----------------------------------------------------
Transportation                                 16%
----------------------------------------------------
Healthcare                                     16%
----------------------------------------------------
Tax Obligation/Limited                         13%
----------------------------------------------------
Water and Sewer                                10%
----------------------------------------------------
Tax Obligation/General                         10%
----------------------------------------------------



[bar chart data]:

2001-2002 Monthly Tax-Free Dividends Per Share

Nov              $0.0755
Dec               0.0755
Jan               0.0755
Feb               0.0755
Mar               0.0755
Apr               0.0755
May               0.0755
Jun               0.0755
Jul               0.0755
Aug               0.0755
Sep               0.0755
Oct               0.0755



[line chart data]:

Share Price Performance
Weekly Closing Price

11/1/01          $15.00
                  14.85
                  14.86
                  14.48
                  14.49
                  14.20
                  13.75
                  13.82
                  13.70
                  14.10
                  14.30
                  14.31
                  14.17
                  14.47
                  14.44
                  14.18
                  14.26
                  14.27
                  14.06
                  14.00
                  13.50
                  13.33
                  13.80
                  13.62
                  13.53
                  13.79
                  13.75
                  14.10
                  13.94
                  13.79
                  13.96
                  14.18
                  13.71
                  13.83
                  14.12
                  14.23
                  14.35
                  14.37
                  13.80
                  14.23
                  14.38
                  14.18
                  14.15
                  14.32
                  14.38
                  14.32
                  14.29
                  14.41
                  14.46
                  14.20
                  13.38
10/31/02          13.30

Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

Shareholder
      MEETING REPORT

The Shareholder Meeting was held in Chicago, Illinois on July 31, 2002.


                                                                                           NPP
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                 Preferred     Preferred      Preferred      Preferred     Preferred
                                                     Common         Shares        Shares         Shares         Shares        Shares
                                                     Shares     Series - M    Series - T     Series - W    Series - TH    Series - F
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner
      For                                        42,078,905          3,799         3,624          3,524          2,762         3,815
      Withhold                                      671,114             23            44             11             22            79
------------------------------------------------------------------------------------------------------------------------------------
      Total                                      42,750,019          3,822         3,668          3,535          2,784         3,894
------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown
      For                                        42,070,152          3,799         3,624          3,524          2,762         3,815
      Withhold                                      679,867             23            44             11             22            79
------------------------------------------------------------------------------------------------------------------------------------
      Total                                      42,750,019          3,822         3,668          3,535          2,784         3,894
------------------------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri
      For                                        42,040,752          3,799         3,624          3,524          2,762         3,795
      Withhold                                      709,267             23            44             11             22            99
------------------------------------------------------------------------------------------------------------------------------------
      Total                                      42,750,019          3,822         3,668          3,535          2,784         3,894
------------------------------------------------------------------------------------------------------------------------------------
Peter R. Sawers
      For                                        42,036,008          3,799         3,624          3,524          2,762         3,815
      Withhold                                      714,011             23            44             11             22            79
------------------------------------------------------------------------------------------------------------------------------------
      Total                                      42,750,019          3,822         3,668          3,535          2,784         3,894
------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale
      For                                        42,066,390          3,799         3,624          3,524          2,762         3,795
      Withhold                                      683,629             23            44             11             22            99
------------------------------------------------------------------------------------------------------------------------------------
      Total                                      42,750,019          3,822         3,668          3,535          2,784         3,894
------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider
      For                                                --          3,799         3,624          3,524          2,762         3,815
      Withhold                                           --             23            44             11             22            79
------------------------------------------------------------------------------------------------------------------------------------
      Total                                              --          3,822         3,668          3,535          2,784         3,894
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger
      For                                                --          3,799         3,624          3,524          2,762         3,815
      Withhold                                           --             23            44             11             22            79
------------------------------------------------------------------------------------------------------------------------------------
      Total                                              --          3,822         3,668          3,535          2,784         3,894
------------------------------------------------------------------------------------------------------------------------------------


APPROVAL OF AMENDMENT TO THE FUND'S STATEMENTS ESTABLISHING AND
FIXING THE RIGHTS AND PREFERENCES OF MUNICIPAL AUCTION RATE
CUMULATIVE PREFERRED STOCK

      For                                        25,904,773          1,024           759            985            540           939
      Against                                       821,017             23             4            103             21            62
      Abstain                                     1,333,649              9             5             14              2            13
      Broker Non-Vote                            14,690,580          2,766         2,900          2,433          2,221         2,880
------------------------------------------------------------------------------------------------------------------------------------
      Total                                      42,750,019          3,822         3,668          3,535          2,784         3,894
------------------------------------------------------------------------------------------------------------------------------------

Shareholder
    MEETING REPORT (continued)



                                                                                           NMA
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                 Preferred     Preferred      Preferred      Preferred     Preferred
                                                     Common         Shares        Shares         Shares         Shares        Shares
                                                     Shares     Series - M    Series - T     Series - W    Series - TH    Series - F
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner
      For                                        38,004,975          2,875         2,698          2,642          2,108         2,840
      Withhold                                      463,601             27            14              4             --             1
------------------------------------------------------------------------------------------------------------------------------------
      Total                                      38,468,576          2,902         2,712          2,646          2,108         2,841
------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown

      For                                        38,021,199          2,875         2,700          2,642          2,108         2,840
      Withhold                                      447,377             27            12              4             --             1
------------------------------------------------------------------------------------------------------------------------------------
      Total                                      38,468,576          2,902         2,712          2,646          2,108         2,841
------------------------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri
      For                                        37,993,720          2,874         2,698          2,642          2,108         2,840
      Withhold                                      474,856             28            14              4             --             1
------------------------------------------------------------------------------------------------------------------------------------
      Total                                      38,468,576          2,902         2,712          2,646          2,108         2,841
------------------------------------------------------------------------------------------------------------------------------------
Peter R. Sawers
      For                                        38,041,487          2,875         2,700          2,642          2,108         2,840
      Withhold                                      427,089             27            12              4             --             1
------------------------------------------------------------------------------------------------------------------------------------
      Total                                      38,468,576          2,902         2,712          2,646          2,108         2,841
------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale
      For                                        38,026,642          2,874         2,698          2,642          2,108         2,840
      Withhold                                      441,934             28            14              4             --             1
------------------------------------------------------------------------------------------------------------------------------------
      Total                                      38,468,576          2,902         2,712          2,646          2,108         2,841
------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider
      For                                                --          2,875         2,700          2,642          2,108         2,840
      Withhold                                           --             27            12              4             --             1
------------------------------------------------------------------------------------------------------------------------------------
      Total                                              --          2,902         2,712          2,646          2,108         2,841
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger
      For                                                --          2,875         2,700          2,642          2,108         2,840
      Withhold                                           --             27            12              4             --             1
------------------------------------------------------------------------------------------------------------------------------------
      Total                                              --          2,902         2,712          2,646          2,108         2,841
------------------------------------------------------------------------------------------------------------------------------------


APPROVAL OF AMENDMENT TO THE FUND'S STATEMENTS ESTABLISHING AND
FIXING THE RIGHTS AND PREFERENCES OF MUNICIPAL AUCTION RATE
CUMULATIVE PREFERRED STOCK
      For                                                --             --            --             --             --            --
      Against                                            --             --            --             --             --            --
      Abstain                                            --             --            --             --             --            --
      Broker Non-Vote                                    --             --            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------------
      Total                                              --             --            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                   NMO
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                               Preferred      Preferred      Preferred     Preferred
                                                                    Common        Shares         Shares         Shares        Shares
                                                                    Shares    Series - M     Series - T     Series - W    Series - F
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner
      For                                                       39,537,659         3,942          3,831          2,942         3,832
      Withhold                                                     506,962             3              1             10            13
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     40,044,621         3,945          3,832          2,952         3,845
------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown
      For                                                       39,586,480         3,942          3,831          2,942         3,833
      Withhold                                                     458,141             3              1             10            12
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     40,044,621         3,945          3,832          2,952         3,845
------------------------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri
      For                                                       39,510,977         3,942          3,831          2,942         3,832
      Withhold                                                     533,644             3              1             10            13
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     40,044,621         3,945          3,832          2,952         3,845
------------------------------------------------------------------------------------------------------------------------------------
Peter R. Sawers
      For                                                       39,564,019         3,942          3,831          2,942         3,833
      Withhold                                                     480,602             3              1             10            12
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     40,044,621         3,945          3,832          2,952         3,845
------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale
      For                                                       39,572,589         3,942          3,831          2,942         3,832
      Withhold                                                     472,032             3              1             10            13
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     40,044,621         3,945          3,832          2,952         3,845
------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider
      For                                                               --         3,942          3,831          2,942         3,833
      Withhold                                                          --             3              1             10            12
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                             --         3,945          3,832          2,952         3,845
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger
      For                                                               --         3,942          3,831          2,942         3,833
      Withhold                                                          --             3              1             10            12
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                             --         3,945          3,832          2,952         3,845
------------------------------------------------------------------------------------------------------------------------------------


APPROVAL OF AMENDMENT TO THE FUND'S STATEMENTS ESTABLISHING AND
FIXING THE RIGHTS AND PREFERENCES OF MUNICIPAL AUCTION RATE
CUMULATIVE PREFERRED STOCK
      For                                                               --            --             --             --            --
      Against                                                           --            --             --             --            --
      Abstain                                                           --            --             --             --            --
      Broker Non-Vote                                                   --            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                             --            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------------


Shareholder
    MEETING REPORT (continued)




                                                       NAD                                                 NXZ
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:

                                            Preferred    Preferred     Preferred                 Preferred    Preferred    Preferred
                                  Common       Shares       Shares        Shares       Common       Shares       Shares       Shares
                                  Shares   Series - M   Series - T   Series - TH       Shares   Series - M   Series - T  Series - TH
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner
      For                     38,073,136        3,699        3,645         3,610   28,776,298        2,756        2,882        2,778
      Withhold                   409,423           90           13            19      302,269           31            1           32
------------------------------------------------------------------------------------------------------------------------------------
      Total                   38,482,559        3,789        3,658         3,629   29,078,567        2,787        2,883        2,810
------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown
      For                     38,066,518        3,699        3,645         3,610   28,787,497        2,766        2,882        2,778
      Withhold                   416,041           90           13            19      291,070           21            1           32
------------------------------------------------------------------------------------------------------------------------------------
      Total                   38,482,559        3,789        3,658         3,629   29,078,567        2,787        2,883        2,810
------------------------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri
      For                     38,072,105        3,699        3,645         3,610   28,770,564        2,756        2,882        2,778
      Withhold                   410,454           90           13            19      308,003           31            1           32
------------------------------------------------------------------------------------------------------------------------------------
      Total                   38,482,559        3,789        3,658         3,629   29,078,567        2,787        2,883        2,810
------------------------------------------------------------------------------------------------------------------------------------
Peter R. Sawers
      For                     38,090,010        3,699        3,645         3,610   28,780,564        2,766        2,882        2,778
      Withhold                   392,549           90           13            19      298,003           21            1           32
------------------------------------------------------------------------------------------------------------------------------------
      Total                   38,482,559        3,789        3,658         3,629   29,078,567        2,787        2,883        2,810
------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale
      For                     38,087,199        3,699        3,645         3,610   28,784,098        2,756        2,882        2,778
      Withhold                   395,360           90           13            19      294,469           31            1           32
------------------------------------------------------------------------------------------------------------------------------------
      Total                   38,482,559        3,789        3,658         3,629   29,078,567        2,787        2,883        2,810
------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider
      For                             --        3,699        3,645         3,610           --        2,766        2,882        2,778
      Withhold                        --           90           13            19           --           21            1           32
------------------------------------------------------------------------------------------------------------------------------------
      Total                           --        3,789        3,658         3,629           --        2,787        2,883        2,810
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger
      For                             --        3,699        3,645         3,610           --        2,766        2,882        2,778
      Withhold                        --           90           13            19           --           21            1           32
------------------------------------------------------------------------------------------------------------------------------------
      Total                           --        3,789        3,658         3,629           --        2,787        2,883        2,810
------------------------------------------------------------------------------------------------------------------------------------


APPROVAL OF AMENDMENT TO THE FUND'S STATEMENTS ESTABLISHING AND
FIXING THE RIGHTS AND PREFERENCES OF MUNICIPAL AUCTION RATE
CUMULATIVE PREFERRED STOCK
      For                             --           --           --            --           --           --           --           --
      Against                         --           --           --            --           --           --           --           --
      Abstain                         --           --           --            --           --           --           --           --
      Broker Non-Vote                 --           --           --            --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
      Total                           --           --           --            --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------


Report of
   INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS/TRUSTEES AND SHAREHOLDERS
NUVEEN PERFORMANCE PLUS MUNICIPAL FUND, INC.
NUVEEN MUNICIPAL ADVANTAGE FUND, INC.
NUVEEN MUNICIPAL MARKET OPPORTUNITY FUND, INC.
NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND 2
NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND 3


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2 and Nuveen Dividend Advantage Municipal Fund 3 as of October 31, 2002, and the related statements of operations and changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2 and Nuveen Dividend Advantage Municipal Fund 3 at October 31, 2002, and the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.

                                                        Ernst & Young LLP

Chicago, Illinois
December 11, 2002

                            Nuveen Performance Plus Municipal Fund, Inc. (NPP)

                            Portfolio of
                                  INVESTMENTS October 31, 2002






   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 1.6%
$       3,615   Alabama Water Pollution Control Authority, Revolving Fund Loan            8/05 at 100.00   AAA         $ 4,042,835
                 Bonds, Series 1994, 6.750%, 8/15/17
                Jefferson County, Alabama, Sewer Revenue Refunding Warrants,
                Series 1997-A:
        5,075    5.625%, 2/01/22                                                          2/07 at 101.00   AAA           5,282,263
        5,325    5.375%, 2/01/27                                                          2/07 at 100.00   AAA           5,415,472
----------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 1.9%
        2,000   Arizona Department of Transportation, Highway Revenue Bonds,              7/12 at 100.00   AAA           2,068,040
                 Series 2002B, 5.250%, 7/01/22 (WI, settling 11/13/02)
        1,750   Maricopa County Pollution Control Corporation, Arizona, Revenue          11/12 at 100.00   AAA           1,754,778
                 Bonds, Arizona Public Service Company - Palo Verde Project,
                 Series 2002A, 5.050%, 5/01/29 (WI, settling 11/01/02)
                City of Phoenix Civic Improvement Corporation, Arizona, Airport
                Revenue Bonds (Senior Lien), Series 2002B:
        5,365    5.750%, 7/01/15 (Alternative Minimum Tax)                                7/12 at 100.00   AAA           5,896,672
        6,055    5.750%, 7/01/16 (Alternative Minimum Tax)                                7/12 at 100.00   AAA           6,595,530
        1,000   Tucson Industrial Development Authority, Arizona, Lease Revenue           7/12 at 100.00   AAA             992,300
                 Bonds, University of Arizona - Marshall Foundation Project,
                 Series 2002A, 5.000%, 7/15/32 (WI, settling 11/05/02)
----------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 10.0%
       11,000   Anaheim Public Financing Authority, California, Lease Revenue             No Opt. Call     AAA           4,416,610
                 Bonds (Anaheim Public Improvement Project), Subordinate Lease
                 Revenue Bonds, 1997 Series C, 0.000%, 9/01/20
        6,435   State of California, General Obligation Bonds, Series 2002                No Opt. Call     AAA           7,602,695
                 Refunding, 6.000%, 4/01/16
        1,000   Mt. Diablo Hospital District, California, Insured Hospital Revenue       12/03 at 102.00   AAA           1,013,260
                 Bonds, 1993 Series A, 5.125%, 12/01/23
       13,450   Ontario Redevelopment Financing Authority, San Bernardino County,            No Opt. Call  AAA          17,515,532
                 California, 1995 Revenue Refunding Bonds, Project No. 1,
                 7.200%, 8/01/17
       20,420   Community Redevelopment Agency of the City of Palmdale,                   No Opt. Call     AAA          23,956,131
                 California, Residential Mortgage Revenue Refunding
                 Bonds, 1991 Series A, 7.150%, 2/01/10
        2,325   Community Redevelopment Agency of the City of Palmdale,                   No Opt. Call     AAA           3,185,459
                 California, Restructured Single Family Mortgage Revenue Bonds,
                 Series 1986D, 8.000%, 4/01/16 (Alternative Minimum Tax)
       10,000   San Bernardino County, California, Certificates of Participation,         8/05 at 102.00   AAA          11,148,200
                  Series 1995 (Medical Center Financing Project), 5.500%,
                 8/01/15 (Pre-refunded to 8/01/05)
        2,000   Airports Commission of the City and County of San Francisco,              5/09 at 101.00   AAA           2,023,360
                 California, San Francisco International Airport, Second Series
                 Revenue Bonds, Issue 23B, 5.125%, 5/01/30
        2,000   Airports Commission of the City and County of San Francisco,              5/11 at 100.00   AAA           2,027,500
                 California, San Francisco International Airport, Second Series
                 Revenue Refunding Bonds, Issue 27B, 5.125%, 5/01/26
       15,745   Walnut Valley Unified School District, Los Angeles County,                8/11 at 103.00   AAA          19,520,651
                 California, General Obligation Refunding Bonds,
                 Series 1997A, 7.200%, 2/01/16
----------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 0.9%
        4,290   City and County of Denver, Colorado, Airport System Revenue              11/07 at 101.00   AAA           4,364,346
                 Bonds, Series 1997E, 5.250%, 11/15/23
        3,980   City and County of Denver, Colorado, Airport System Revenue              11/02 at 102.00     A           4,067,799
                 Bonds, Series 1992B, 7.250%, 11/15/23 (Alternative
                 Minimum Tax) (Pre-refunded to 11/15/02)
----------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.8%
        7,525   Tobacco Settlement Financing Corporation, District of Columbia,           5/11 at 101.00    A1           7,538,094
                 Tobacco Settlement Asset-Backed Bonds, Series 2001,
                 6.250%, 5/15/24


16


   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 3.8%
$       1,700   Beacon Tradeport Community Development District, Miami-Dade               5/12 at 102.00    AA         $ 1,774,222
                 County, Florida, Special Assessment Bonds, Series 2002A,
                 Commercial Project, 5.625%, 5/01/32
                Housing Finance Authority of Broward County, Florida,
                Multifamily Housing Revenue Bonds, Venice Homes Apartments
                Project, Series 2001A:
        1,545    5.700%, 1/01/32 (Alternative Minimum Tax)                                7/11 at 100.00   AAA           1,568,283
        1,805    5.800%, 1/01/36 (Alternative Minimum Tax)                                7/11 at 100.00   AAA           1,841,533
        4,905   Florida Housing Finance Corporation, Homeowner Mortgage                   1/10 at 100.00   AAA           5,129,109
                 Revenue Bonds, 2000 Series 11, 5.850%, 1/01/22
                 (Alternative Minimum Tax)
       10,050   State of Florida, Full Faith and Credit, State Board of Education,        6/10 at 101.00   AA+          10,882,442
                 Public Education Capital Outlay Refunding Bonds, 1999
                 Series D, 5.750%, 6/01/22
       10,750   Martin County Industrial Development Authority, Florida, Industrial      12/04 at 102.00  BBB-          11,070,780
                 Development Revenue Bonds (Indiantown Cogeneration Project),
                 Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
        2,570   Housing Finance Authority of Miami-Dade County, Florida,                  6/11 at 100.00   AAA           2,689,068
                 Multifamily Mortgage Revenue Bonds, Series 2001-1A, Country
                 Club Villas II Project, 5.850%, 1/01/37 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 3.2%
        4,920   City of Atlanta, Georgia, Airport General Revenue and Refunding           1/10 at 101.00   AAA           5,174,167
                 Bonds, Series 2000A, 5.600%, 1/01/30
        5,000   City of Atlanta, Georgia, Water and Wastewater Revenue Bonds,             No Opt. Call     AAA           5,463,750
                 Series 1999A, 5.500%, 11/01/22
        2,000   George L. Smith II World Congress Center Authority, Georgia,              7/10 at 101.00   AAA           2,073,040
                 Refunding Revenue Bonds (Domed Stadium Project),
                 Series 2000, 5.500%, 7/01/20 (Alternative Minimum Tax)
          930   Georgia Housing and Finance Authority, Home Ownership                    12/02 at 102.00   AA+             949,586
                 Opportunity Program Bonds, Series 1992A, 6.875%,
                 12/01/20 (Alternative Minimum Tax)
       15,000   Private Colleges and Universities Authority, Georgia, Revenue            11/09 at 101.00    AA          15,665,400
                 Bonds (Emory University Project), Series 1999A, 5.500%, 11/01/25
----------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.3%
        1,430   Idaho Housing and Finance Association, Single Family Mortgage             7/10 at 100.00   Aa2           1,524,237
                 Bonds, 2000 Series G2, 5.950%, 7/01/25
                 (Alternative Minimum Tax)
        1,250   Idaho Housing and Finance Association, Single Family Mortgage             1/10 at 100.00    A1           1,314,425
                 Bonds, 2000 Series D, 6.200%, 7/01/14
                 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 19.8%
        3,000   City of Chicago, Illinois, General Obligation Library Bonds,              1/08 at 102.00   AAA           3,313,110
                 Series 1997, 5.750%, 1/01/17
                City of Chicago, Illinois, General Obligation Bonds (City
                Colleges of Chicago Capital Improvement Project), Series 1999:
       32,170    0.000%, 1/01/21                                                          No Opt. Call     AAA          12,219,775
       32,670    0.000%, 1/01/22                                                          No Opt. Call     AAA          11,612,878
       10,000   School Reform Board of Trustees of the Board of Education of the          No Opt. Call     AAA           4,153,400
                 City of Chicago, Illinois, Unlimited Tax General Obligation Bonds
                 (Dedicated Tax Revenues), Series 1998A, 0.000%, 12/01/19
       10,000   School Reform Board of Trustees of the Board of Education of the          No Opt. Call     AAA           3,876,300
                 City of Chicago, Illinois, Unlimited Tax General Obligation Bonds
                 (Dedicated Tax Revenues), Series 1999A, 0.000%, 12/01/20
        9,145   City of Chicago, Illinois, Chicago Midway Airport Revenue Bonds,          1/07 at 101.00   AAA           9,428,861
                 Series 1996A, 5.500%, 1/01/29
                Forest Preserve District of DuPage County, Illinois, General
                Obligation Limited Tax Bonds, Series 2000:
        8,000    0.000%, 11/01/18                                                         No Opt. Call     AAA           3,579,520
       15,285    0.000%, 11/01/19                                                         No Opt. Call     AAA           6,399,065
        3,500   Illinois Development Finance Authority, Pollution Control Refunding       3/05 at 102.00   AAA           3,908,275
                 Revenue Bonds, Commonwealth Edison Company Project,
                 Series 1994D, 6.750%, 3/01/15
       10,000   Illinois Educational Facilities Authority, Adjustable Demand Revenue     12/03 at 102.00   AAA          10,631,900
                 Bonds, The University of Chicago, Series 1985 Remarketed,
                 5.700%, 12/01/25 (Pre-refunded to 12/01/03)
       12,910   Illinois Health Facilities Authority, Revenue Refunding Bonds,            8/04 at 102.00   AA+          13,315,761
                 Series 1994A (Northwestern Memorial Hospital),
                 6.000%, 8/15/24



17



         Nuveen Performance Plus Municipal Fund, Inc. (NPP) (continued)

                    Portfolio of INVESTMENTS October 31, 2002


   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)=
$       3,480   Illinois Health Facilities Authority, Revenue Refunding Bonds,            8/09 at 101.00    A-         $ 3,550,679
                 Series 1999 (Silver Cross Hospital and Medical Centers),
                 5.250%, 8/15/15
        3,570   Illinois Health Facilities Authority, Tax-Exempt Revenue Bonds,          12/12 at 102.00   AAA           3,936,818
                 Series 1999A (GNMA Collateralized - Midwest Care Center
                 IV, Inc.), 6.375%, 12/01/24
        4,580   Illinois Health Facilities Authority, Revenue Bonds, GNMA                 8/10 at 102.00   Aaa           4,882,555
                 Collateralized, Series 2000 (Midwest Care Center IX),
                 6.250%, 8/20/35
        4,415   Illinois Health Facilities Authority, Revenue Refunding Bonds,            1/03 at 100.00   BB+           4,362,373
                 Series 1991 (Proctor Community Hospital Project),
                 7.375%, 1/01/23
        3,700   Village of Libertyville, Illinois, Affordable Housing Revenue Bonds,     11/09 at 100.00    A2           3,798,568
                 Series 1999A (Liberty Towers Project), 7.000%, 11/01/29
                 (Alternative Minimum Tax)
        6,000   McHenry County, Illinois, Conservation District General Obligation        2/11 at 100.00   AAA           6,381,780
                 Bonds, Series 2001A, 5.625%, 2/01/21
                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Refunding Bonds, Series 1996A:
        9,400    0.000%, 12/15/18                                                         No Opt. Call     AAA           4,180,180
       16,570    0.000%, 12/15/20                                                         No Opt. Call     AAA           6,432,640
       23,550    0.000%, 12/15/22                                                         No Opt. Call     AAA           7,966,023
       13,000    0.000%, 12/15/24                                                         No Opt. Call     AAA           3,897,530
                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Refunding Bonds, Series 1998A:
        5,180    5.500%, 12/15/23                                                         No Opt. Call     AAA           5,654,125
        5,100    5.500%, 12/15/23                                                         No Opt. Call     AAA           5,595,414
       10,650   Metropolitan Pier and Exposition Authority, Illinois, McCormick           No Opt. Call     AAA          13,806,447
                 Place Hospitality Facilities Revenue Bonds, Series 1996A,
                 7.000%, 7/01/26
       17,865   Regional Transportation Authority, Cook, DuPage, Kane, Lake,              No Opt. Call     AAA          20,156,186
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1999, 5.750%, 6/01/23
        6,090   Sherman, Illinois, Mortgage Revenue Bonds (Villa Vianney - GNMA),        10/09 at 102.00   AAA           6,607,772
                 Series 1999 Refunding, 6.450%, 10/01/29
----------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 7.4%
        5,000   Fort Wayne South Side School Building Corporation, First Mortgage         1/04 at 102.00   AAA           5,359,900
                 Bonds, Allen County, Indiana, Series 1994, 6.125%, 1/15/12
                 (Pre-refunded to 1/15/04)
        5,250   Indiana Bond Bank, State Revolving Fund Program, Guaranteed               2/04 at 102.00   AAA           5,581,380
                 Revenue Bonds, Series 1994A, 6.000%, 2/01/16
       14,000   Indiana Health Facility Financing Authority, Hospital Revenue Bonds,      8/10 at 101.50   AAA          14,466,620
                 Clarian Health Obligated Group, Series 2000A, 5.500%, 2/15/30
                Indiana Health Facility Financing Authority, Revenue Refunding
                Bonds, Ancilla Systems Incorporated Obligated Group, Series
                1997:
       15,380    5.250%, 7/01/17                                                          7/07 at 101.00   AAA          16,533,192
        4,320    5.250%, 7/01/22                                                          7/07 at 101.00   AAA           4,435,258
        2,250    5.250%, 7/01/22                                                          7/07 at 101.00   AAA           2,310,030
        4,980   Indiana Municipal Power Agency, Special Obligation Power Supply          11/02 at 100.00   AAA           5,041,304
                 System Refunding Revenue Bonds, 1998 Series B (First Crossover
                 Series), 5.300%, 1/01/16 (Pre-refunded to 11/26/02)
        8,000   Indiana Transportation Finance Authority, Highway Revenue Bonds,         12/10 at 100.00    AA           8,221,200
                 Series 2000, 5.375%, 12/01/25
        5,730   Michigan City School Building Corporation, Indiana, LaPorte and          12/04 at 102.00   AAA           6,356,232
                 Porter Counties, First Mortgage Bonds, Series 1994A, 6.125%,
                 12/15/09 (Pre-refunded to 12/15/04)
----------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.6%
        1,200   Iowa Finance Authority, Single Family Mortgage Revenue Bonds,            11/02 at 100.00   Aaa           1,202,040
                 1988 Issue B (GNMA Mortgage-Backed Securities Program),
                 8.250%, 5/01/20 (Alternative Minimum Tax)
        5,000   Tobacco Settlement Authority, Iowa, Tobacco Settlement                    6/11 at 101.00    A1           4,366,300
                 Asset-Backed Revenue Bonds, Series 2001B, 5.600%, 6/01/35



18



   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.9%
$       5,790   Sedgwick County Unified School District No. 259, Wichita, Kansas,         9/10 at 100.00    AA         $ 5,165,143
                 General Obligation Bonds, Series 2000, 3.500%, 9/01/17
        3,200   Wyandotte County Unified School District No. 500, Kansas, General         9/11 at 100.00   AAA           2,868,288
                 Obligation School Bonds, Series 2001, 4.000%, 9/01/21
----------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.7%
        3,700   Louisville and Jefferson County Metropolitan Sewer District,              5/07 at 101.00   AAA           4,165,941
                 Kentucky, Sewer and Drainage System Revenue Bonds,
                 Series 1997A, 6.250%, 5/15/26
        2,605   County of Trimble, Kentucky, Pollution Control Revenue Bonds,             3/03 at 102.00   AAA           2,668,275
                 1990 Series B (Louisville Gas and Electric Company Project),
                 6.550%, 11/01/20 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 7.8%
        3,510   East Baton Rouge Mortgage Finance Authority, Louisiana, Single           10/07 at 102.00   Aaa           3,644,503
                 Family Mortgage Revenue Refunding Bonds (GNMA and FNMA
                 Mortgage-Backed Securities Program), Series 1997B-1,
                 5.750%, 10/01/26
       35,700   Louisiana Stadium and Exposition District, Hotel Occupancy Tax            7/06 at 102.00   AAA          40,574,121
                 Bonds, Series 1996, 5.750%, 7/01/26 (Pre-refunded to 7/01/06)
        5,630   New Orleans Housing Development Corporation, Louisiana,                   6/03 at 100.00   AAA           5,694,238
                 Multifamily Housing Revenue Refunding Bonds, Series 1990A
                 (Curran Place Apartments/Fannie Mae Collateralized),
                 7.700%, 8/01/23
        6,500   Shreveport, Louisiana, Water and Sewer Revenue Bonds,                     6/03 at 103.00   AAA           6,832,800
                 Series 1986A, 5.950%, 12/01/14
                Tobacco Settlement Financing Corporation, Louisiana, Asset-Backed
                Bonds, Series 2001B:
       10,000    5.500%, 5/15/30                                                          5/11 at 101.00    A1           9,136,000
        6,250    5.875%, 5/15/39                                                          5/11 at 101.00    A1           5,662,875
----------------------------------------------------------------------------------------------------------------------------------
                MAINE - 1.0%
        9,000   Maine State Housing Authority, Mortgage Purchase Bonds,                   2/04 at 102.00   AA+           9,177,660
                 1994 Series A, 5.700%, 11/15/26
----------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 2.8%
        1,660   Community Development Administration, Department of Housing               9/10 at 100.00   Aa2           1,733,920
                 and Community Development, Maryland, Residential Revenue
                 Bonds, Series H, 5.800%, 9/01/32 (Alternative Minimum Tax)
        7,720   Maryland Transportation Authority, Baltimore-Washington                   3/12 at 101.00   AAA           7,812,177
                 International Airport Parking Revenue Bonds, Series 2002B,
                 5.125%, 3/01/20 (Alternative Minimum Tax)
        7,475   Housing Opportunities Commission of Montgomery County,                    7/04 at 102.00   Aa2           7,748,137
                 Maryland, Multifamily Housing Revenue Bonds, 1994 Series A,
                 6.250%, 7/01/28
        7,090   City of Takoma Park, Maryland, Hospital Facilities Refunding and            No Opt. Call   AAA           8,625,269
                 Improvement Revenue Bonds (Washington Adventist Hospital),
                 Series 1995, 6.500%, 9/01/12
----------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 3.9%
        2,150   Massachusetts Educational Financing Authority, Education Loan            12/09 at 101.00   AAA           2,362,463
                 Revenue and Refunding Bonds, Issue G, Series 2000A, 5.700%,
                 12/01/11 (Alternative Minimum Tax)
                Massachusetts Municipal Wholesale Electric Company, Power Supply
                System Revenue Bonds, 1987 Series A:
           30    8.750%, 7/01/18 (Pre-refunded to 1/01/03)                                1/03 at 100.00   Aaa              30,351
           35    8.750%, 7/01/18 (Pre-refunded to 7/01/03)                                7/03 at 100.00   Aaa              36,638
           70    8.750%, 7/01/18 (Pre-refunded to 1/01/04)                                1/04 at 100.00   Aaa              75,619
           70    8.750%, 7/01/18 (Pre-refunded to 7/01/04)                                7/04 at 100.00   Aaa              77,931
           35    8.750%, 7/01/18 (Pre-refunded to 7/01/05)                                7/05 at 100.00   Aaa              39,939
           35    8.750%, 7/01/18 (Pre-refunded to 7/01/05)                                7/05 at 100.00   Aaa              40,999
        2,500   Commonwealth of Massachusetts, General Obligation Bonds,                 11/12 at 100.00   Aa2           2,559,600
                 Consolidated Loan, Series 2002C, 5.250%, 11/01/30
                Massachusetts Development Finance Authority, Revenue Bonds, 100
                Cambridge Street Redevelopment - MSRB Project, 2002 Series A:
        4,000    5.125%, 8/01/28                                                          2/12 at 100.00   AAA           4,044,920
        5,000    5.125%, 2/01/34                                                          2/12 at 100.00   AAA           5,033,300
       10,100   Massachusetts Health and Educational Facilities Authority, Revenue        1/03 at 102.00   AAA          10,335,734
                 Bonds, New England Medical Center Hospitals Issue, Series F,
                 6.625%, 7/01/25



19

         Nuveen Performance Plus Municipal Fund, Inc. (NPP) (continued)

                    Portfolio of INVESTMENTS October 31, 2002


   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS (continued)
$       1,420   Massachusetts Health and Educational Facilities Authority, Revenue        7/08 at 101.00   Aaa         $ 1,347,353
                 Bonds, Southcoast Health System Obligated Group Issue,
                 Series A, 4.750%, 7/01/27
        8,500   Route 3 North Transportation Improvements Association,                    6/10 at 100.00   AAA           9,578,990
                 Commonwealth of Massachusetts, Lease Revenue Bonds,
                 Series 2000, 5.375%, 6/15/33 (Pre-refunded to 6/15/10)
----------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 6.3%
       17,000   School District of the City of Birmingham, County of Oakland, State      11/07 at 100.00   AAA          16,514,140
                 of Michigan, School Building and Site Bonds, Series 1998,
                 4.750%, 11/01/24
        3,000   City of Detroit, Michigan, Water Supply System Revenue (Senior            7/07 at 101.00   AAA           3,019,650
                  Lien) Bonds, Series 1997-A, 5.000%, 7/01/21
        3,980   Grand Rapids Housing Corporation, Michigan, Multifamily Revenue           1/04 at 104.00   AAA           4,139,518
                 Refunding Bonds, Series 1992 (FHA-Insured Mortgage
                 Loan - Section 8 Assisted Elderly Project), 7.375%, 7/15/41
        4,030   City of Hancock Hospital Finance Authority, Michigan, FHA-Insured         8/08 at 100.00   AAA           4,107,215
                 Mortgage Hospital Revenue Bonds (Portage Health System, Inc.),
                 Series 1998, 5.450%, 8/01/47
       15,000   Michigan Public Power Agency, Belle River Project Refunding               1/03 at 102.00   AAA          15,340,650
                 Revenue Bonds, 1993 Series A, 5.250%, 1/01/18
        1,000   Michigan State Building Authority, Revenue Refunding Bonds               10/11 at 100.00   AA+           1,002,480
                 (Facilities Program), 2001 Series I, 5.000%, 10/15/24
        3,000   Michigan Strategic Fund, Limited Obligation Refunding Revenue             9/09 at 102.00   AAA           3,111,030
                 Bonds (The Detroit Edison Company Pollution Control Bonds
                 Project), Collateralized Series 1999A, 5.550%, 9/01/29
                 (Alternative Minimum Tax)
       10,000   Charter County of Wayne, Michigan, Detroit Metropolitan Wayne            12/08 at 101.00   AAA          10,409,100
                 County Airport Revenue Bonds, Series 1998A, 5.375%,
                 12/01/16 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 7.4%
        7,475   Dakota County Community Development Agency, Minnesota,                    2/12 at 102.00   Aaa           7,732,962
                 Multifamily Senior Housing Revenue Bonds (GNMA Collateralized
                 Mortgage Loan - Wingate Project), Series 2002A,
                 5.625%, 8/20/43
        2,505   Dakota County Housing and Redevelopment Authority, Minnesota,             4/04 at 102.00   AAA           2,529,674
                 Single Family Mortgage Revenue Bonds (Fannie Mae Mortgage-
                 Backed Securities Program), Series 1994A, 6.900%, 10/01/27
                 (Alternative Minimum Tax)
        3,000   Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,         1/11 at 100.00   AAA           3,062,670
                 Subordinate Airport Revenue Bonds, Series 2001C,
                 5.250%, 1/01/26
       18,020   Plymouth, Minnesota, Multifamily Senior Housing Revenue Bonds,            3/12 at 105.00   Aaa          18,355,352
                 GNMA Collateralized Mortgage Loan, Regent at Plymouth
                 Project, Series 2002A, 4.090%, 9/20/43
       22,355   Housing and Redevelopment Authority of the City of St. Paul,             11/15 at 103.00   AAA          27,550,302
                 Minnesota, Sales Tax Revenue Refunding Bonds (Civic Center
                 Project), Series 1996, 7.100%, 11/01/23
        8,785   Housing and Redevelopment Authority of the City of St. Paul,              3/05 at 102.60   Aaa           9,296,111
                 Minnesota, Single Family Mortgage Revenue Refunding Bonds
                 (Middle Income Program, Phase II FNMA Mortgage-Backed
                 Securities Program), Series 1995, 6.800%, 3/01/28
----------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 1.0%
        9,750   Mississippi Business Finance Corporation, Pollution Control Revenue      10/03 at 102.00  BBB-           9,032,010
                 Refunding Bonds (System Energy Resources, Inc. Project),
                 Series 1998, 5.875%, 4/01/22
----------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 0.6%
        1,910   Missouri Housing Development Commission, Single Family Mortgage          11/02 at 100.00   AAA           1,913,209
                 Revenue Bonds (GNMA Mortgage-Backed Securities Program),
                 1988 Series A, 8.300%, 5/01/19 (Alternative Minimum Tax)
        3,740   Health and Educational Facilities Authority, State of Missouri,           6/11 at 101.00   AAA           3,802,084
                 SSM Health Care, Series 2001A, 5.250%, 6/01/28



20



   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 1.3%
$       2,300   Montana Board of Housing, Single Family Program Bonds, 1997               6/07 at 101.50   AA+         $ 2,396,968
                 Series A, 6.150%, 6/01/30 (AlternativeMinimum Tax)
        4,045   Montana Board of Housing, Single Family Program Bonds, 2000              12/09 at 100.00   AA+           4,286,163
                 Series A-2, 6.450%, 6/01/29 (Alternative Minimum Tax)
        4,795   Montana Higher Education Student Assistance Corporation, Student         12/08 at 101.00    A2           4,857,143
                 Loan Revenue Bonds, Subordinate Series 1998B, 5.500%,
                 12/01/31 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 0.4%
        3,785   Nebraska Investment Finance Authority, Single Family Housing              9/10 at 100.00   AAA           3,938,860
                 Revenue Bonds, 2000 Series E, 5.850%, 9/01/20
                 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 2.6%
       10,900   Clark County School District, Nevada, General Obligation Bonds,           6/12 at 100.00   AAA          11,738,646
                 Series 2002C, 5.500%, 6/15/19
       10,505   State of Nevada, General Obligation Bonds, Municipal Bond Bank            5/06 at 101.00   AAA          11,890,610
                 Project No. 52, Series 1996A, 6.000%, 5/15/21
                 (Pre-refunded to 5/15/06)
----------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 1.2%
                New Hampshire Housing Finance Authority, Multifamily Housing
                Revenue Bonds, 1994 Issue Remarketing (Countryside Limited
                Partnership - Countryside Project):
        3,725    6.000%, 7/01/18 (Alternative Minimum Tax)                                7/10 at 101.00   Aaa           3,892,998
        6,945    6.100%, 7/01/24 (Alternative Minimum Tax)                                7/10 at 101.00   Aaa           7,255,094
----------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 4.8%
        4,615   Higher Education Student Assistance Authority of the State of New         6/10 at 101.00   AAA           5,116,558
                 Jersey, Student Loan Revenue Bonds, 2000 Series A, 6.000%,
                 6/01/13 (Alternative Minimum Tax)
        3,000   New Jersey Economic Development Authority, Transportation Project         5/09 at 100.00   AAA           3,164,490
                 Sublease Revenue Bonds (New Jersey Transit Corporation - Light
                 Rail Transit System Projects), 1999 Series A, 5.250%, 5/01/17
        8,750   New Jersey Transportation Trust Fund Authority, Transportation            6/07 at 102.00   AA-           9,381,575
                  System Bonds, 1996 Series B, 5.250%, 6/15/16
        4,500   New Jersey Transportation Trust Fund Authority, Transportation            No Opt. Call     AAA           5,069,835
                 System Bonds, 2001 Series C, 5.500%, 12/15/18
       15,000   Tobacco Settlement Financing Corporation, New Jersey, Tobacco             6/12 at 100.00    A1          14,313,450
                 Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32
                Township of West Deptford, County of Gloucester, New Jersey,
                General Obligation Bonds, Series of 2000:
        3,150    5.500%, 9/01/21                                                          9/10 at 100.00   Aaa           3,352,608
        3,335    5.500%, 9/01/22                                                          9/10 at 100.00   Aaa           3,533,699
----------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 15.5%
            5   City of New York, New York, General Obligation Bonds, Fiscal 1987         2/03 at 100.00     A               5,082
                 Series D, 8.500%, 8/01/08
           90   City of New York, New York, General Obligation Bonds, Fiscal 1992         2/03 at 101.50   AAA              91,706
                 Series C, 6.625%, 8/01/14
       12,500   City of New York, New York, General Obligation Bonds, Fiscal 1997            No Opt. Call    A          13,867,250
                 Series A, 7.000%, 8/01/05
       16,295   City of New York, New York, General Obligation Bonds, Fiscal 1996         2/06 at 101.50     A          16,996,337
                 Series F, 5.750%, 2/01/15
       20,650   New York City Municipal Water Finance Authority, New York, Water          6/06 at 101.00   AAA          22,468,852
                 and Sewer System Revenue Bonds, Fiscal 1996 Series B,
                 5.750%, 6/15/26
        4,875   New York City Municipal Water Finance Authority, New York, Water          6/06 at 101.00   AAA           5,098,275
                 and Sewer System Revenue Bonds, Fiscal 1997 Series A,
                 5.500%, 6/15/24
       10,000   New York City Municipal Water Finance Authority, New York, Water          6/09 at 101.00    AA          10,881,700
                 and Sewer System Revenue Bonds, Fiscal 2000 Series A,
                 5.750%, 6/15/30
        7,810   New York City Transitional Finance Authority, New York, Future Tax        8/09 at 101.00   AA+***        9,071,393
                 Secured Bonds, Fiscal 2000 Series A, 5.750%, 8/15/24
                 (Pre-refunded to 8/15/09)
        2,250   Dormitory Authority of the State of New York, Lease Revenue Bonds         7/09 at 101.00   AAA           2,378,273
                 (State University Dormitory Facilities Issue), Series 1999C,
                 5.500%, 7/01/29



21


         Nuveen Performance Plus Municipal Fund, Inc. (NPP) (continued)

                    Portfolio of INVESTMENTS October 31, 2002


   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)
$       4,000   Dormitory Authority of the State of New York, Revenue Bonds (State       11/02 at 100.00   AA-         $ 4,046,800
                 University Educational Facilities), Series 1990B, 6.000%, 5/15/17
        1,500   Dormitory Authority of the State of New York, Revenue Bonds (St.          8/07 at 101.00   AAA           1,537,995
                 Barnabas Hospital), Series 1997, 5.450%, 8/01/35
        2,070   Dormitory Authority of the State of New York, Insured Revenue             7/08 at 101.00   AAA           2,223,387
                 Bonds (853 Schools Program - 1998 Issue 1), Gateway-Longview,
                 Inc., Series 1998A, 5.500%, 7/01/18
       17,000   Dormitory Authority of the State of New York, City University             7/09 at 101.00   AAA          17,929,220
                 System Consolidated Third General Resolution Revenue Bonds,
                 1999 Series 1, 5.500%, 7/01/29
        3,000   Dormitory Authority of the State of New York, City University             1/08 at 102.00   AAA           3,102,420
                 System Consolidated Third General Resolution Revenue Bonds,
                 1997 Series 1, 5.375%, 7/01/24
        2,000   Dormitory Authority of the State of New York, Mental Health               2/06 at 102.00   AAA           2,045,040
                 Services Facilities Improvement Revenue Bonds,
                 Series 1996B, 5.375%, 2/15/26
                Dormitory Authority of the State of New York, Marymount
                Manhattan College Insured Revenue Bonds, Series 1999:
        1,580    6.375%, 7/01/13                                                          7/09 at 101.00    AA           1,820,239
        9,235    6.125%, 7/01/21                                                          7/09 at 101.00    AA          10,124,423
        3,000   New York State Energy Research and Development Authority,                 9/08 at 102.00   AAA           3,217,890
                 Pollution Control Revenue Bonds, Rochester Gas and Electric
                 Corporation Project, Series 1998A, 5.950%, 9/01/33
                 (Alternative Minimum Tax)
       14,750   New York State Medical Care Facilities Finance Agency, Mental             2/04 at 102.00   AAA          15,529,833
                 Health Services Facilities Improvement Revenue Bonds,
                 1993 Series F Refunding, 5.375%, 2/15/14
----------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.2%
        2,000   North Carolina Municipal Power Agency Number 1, Catawba                   1/08 at 102.00   AAA           2,028,120
                 Electric Revenue Bonds, Series 1998A, 5.000%, 1/01/20
----------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 0.8%
        6,800   North Dakota Housing Finance Agency, Housing Finance Program              7/10 at 100.00   Aa2           7,206,980
                 Bonds, Home Mortgage Finance Program, 2000 Series A
                 Refunding, 6.500%, 1/01/31 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                OHIO - 6.1%
        7,500   City of Cleveland, Ohio, Airport System Revenue Bonds,                    1/10 at 101.00   AAA           7,516,950
                 Series 2000A, 5.000%, 1/01/31
       19,430   Ohio Housing Finance Agency, Residential Mortgage Revenue                 7/09 at 100.00   Aaa          20,046,125
                 Bonds, 1999 Series C (Mortgage-Backed Securities Program),
                 5.750%, 9/01/30 (Alternative Minimum Tax)
       15,500   Ohio Water Development Authority, Solid Waste Disposal Revenue            9/08 at 102.00   N/R          14,126,545
                 Bonds, Bay Shore Power Project, Convertible Series 1998A,
                 5.875%, 9/01/20 (Alternative Minimum Tax)
       14,300   Ohio Water Development Authority, Solid Waste Disposal Revenue            9/09 at 102.00   N/R          14,184,742
                 Bonds, Bay Shore Power Project, Convertible Series 1998B,
                 6.625%, 9/01/20 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.2%
        3,400   Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue         12/08 at 100.00   BB-           1,701,224
                 Refunding Bonds, Series 2000B, 6.000%, 6/01/35
                 (Alternative Minimum Tax) (Mandatory put 12/01/08)
----------------------------------------------------------------------------------------------------------------------------------
                OREGON - 1.1%
        2,440   State of Oregon Housing and Community Services Department,                1/10 at 100.00   Aa2           2,566,124
                 Mortgage Revenue Bonds (Single Family Mortgage Program),
                 Series 2000F, 6.250%, 7/01/28 (Alternative Minimum Tax)
        9,150   Port of St. Helens, Oregon, Pollution Control Revenue Bonds,              No Opt. Call     BBB           7,384,508
                 Portland General Electric Company Project, 1985 Series B,
                 4.800%, 6/01/10




22



   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 4.3%
                Bethlehem Authority, Northampton and Lehigh Counties,
                Pennsylvania, Guaranteed Water Revenue Bonds, Series of 1998:
$       3,125    0.000%, 5/15/22                                                          No Opt. Call     AAA         $ 1,113,875
        3,125    0.000%, 5/15/23                                                          No Opt. Call     AAA           1,048,156
        3,135    0.000%, 5/15/24                                                          No Opt. Call     AAA             990,817
        3,155    0.000%, 5/15/26                                                          No Opt. Call     AAA             891,887
        4,145    0.000%, 11/15/26                                                         No Opt. Call     AAA           1,140,704
        2,800    0.000%, 5/15/28                                                          No Opt. Call     AAA             708,484
        3,000    0.000%, 11/15/28                                                         No Opt. Call     AAA             738,000
        4,920   Carbon County Industrial Development Authority, Pennsylvania,             No Opt. Call    BBB-           5,172,347
                 Resource Recovery Revenue Refunding Bonds, 2000 Series
                 (Panther Creek Partners Project), 6.650%, 5/01/10
                 (Alternative Minimum Tax)
        2,720   Cumberland County Municipal Authority, Pennsylvania, Carlisle            11/04 at 102.00  BBB-***        2,998,202
                 Hospital and Health Services First Mortgage Revenue and
                 Refunding Bonds, Series 1994, 6.800%, 11/15/14
                 (Pre-refunded to 11/15/04)
       11,000   Delaware County Authority, Pennsylvania, Health System Revenue           11/08 at 102.00   AAA          11,087,120
                 Bonds, Catholic Health East Issue, Series 1998A,
                 4.875%, 11/15/18
                Pennsylvania Economic Development Financing Authority, Resource
                Recovery Revenue Bonds, Senior Series 1994A (Northampton
                Generating Project):
        2,100    6.400%, 1/01/09 (Alternative Minimum Tax)                                1/04 at 102.00  BBB-           2,142,924
        4,500    6.500%, 1/01/13 (Alternative Minimum Tax)                                1/04 at 102.00  BBB-           4,557,735
        6,250   Pennsylvania Economic Development Financing Authority, Resource            No Opt. Call    N/R           6,421,750
                 Recovery Revenue Bonds, Senior Lien Series 1994B (Northampton
                 Generating Project), 6.750%, 1/01/07 (Alternative Minimum Tax)
        1,000   Pennsylvania Economic Development Financing Authority, Resource           1/04 at 102.00   N/R           1,006,260
                  Recovery Revenue Subordinate Bonds, Series 1994C (Northampton
                 Generating Project), 6.875%, 1/01/11 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.1%
        1,250   Puerto Rico Highway and Transportation Authority, Transportation          7/10 at 101.00   AAA           1,381,188
                 Revenue Bonds, Series B, 5.875%, 7/01/21
----------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 3.0%
        6,925   State of South Carolina, General Obligation State Capital                10/09 at 101.00   AAA           6,955,193
                 Improvement Bonds, Series 1999A, 4.000%, 10/01/14
       21,000   Tobacco Settlement Revenue Management Authority, South Carolina,          5/11 at 101.00    A1          20,749,680
                 Tobacco Settlement Asset-Backed Bonds, Series 2001B,
                 6.000%, 5/15/22
----------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 3.6%
        2,260   Health and Educational Facilities Board of Johnson City, Tennessee,       7/23 at 100.00   AAA           2,302,104
                 Hospital Revenue Refunding and Improvement Bonds, Series
                 1998C (Johnson City Medical Center Hospital), 5.125%,
                 7/01/25 (Pre-refunded to 7/01/23)
        1,700   Memphis-Shelby County Airport Authority, Tennessee, Airport               3/10 at 101.00   AAA           1,837,275
                 Revenue Bonds, Series 1999D, 6.000%, 3/01/24
                 (Alternative Minimum Tax)
        6,780   Health, Educational and Housing Facility Board of the City of             1/03 at 103.00   AAA           6,995,807
                 Memphis, Tennessee, Multifamily Mortgage Revenue Refunding
                 Bonds (Riverdale Plaza Apartments Project), Series 1993,
                 6.350%, 7/20/28
        6,000   Health and Educational Facilities Board of the Metropolitan              12/17 at 100.00   AAA           7,013,460
                 Government of Nashville and Davidson County, Tennessee,
                 Revenue Refunding and Improvement Bonds (Meharry Medical
                 College Project), Series 1996, 6.000%, 12/01/19
       13,945   Tennessee Housing Development Agency, Homeownership Program               7/10 at 101.00    AA          14,957,825
                 Bonds, Issue 2000-1, 6.375%, 7/01/25 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 4.3%
        4,000   Bell County Health Facilities Development Corporation, Texas,             2/10 at 101.00   AAA           4,388,200
                 Hospital Revenue Bonds, Scott and White Memorial Hospital
                 and Scott, Sherwood and Brindley Foundation Project,
                 Series 2000A, 6.125%, 8/15/23
       18,690   Dallas-Ft. Worth International Airport Facilities Improvement            11/05 at 100.00   BB-           9,158,100
                 Corporation, Texas, Revenue Refunding Bonds, Series 2000B,
                 American Airlines Project, 6.050%, 5/01/29
                 (Alternative Minimum Tax) (Mandatory put 11/01/05)



23



         Nuveen Performance Plus Municipal Fund, Inc. (NPP) (continued)

                    Portfolio of INVESTMENTS October 31, 2002


   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)
$       1,470   Fort Worth Housing Finance Corporation, Texas, Home Mortgage              4/03 at 102.00   Aa2         $ 1,501,046
                 Revenue Refunding Bonds, Series 1991A, 8.500%, 10/01/11
        1,500   Harris County Health Facilities Development Corporation, Texas,           7/09 at 101.00   AAA           1,520,565
                 Revenue Refunding Bonds, Christus Health, Series 1999A,
                 5.375%, 7/01/24
          260   Hidalgo County Housing Finance Corporation, Texas, Single Family          4/04 at 102.00   Aaa             267,621
                 Mortgage Revenue Bonds (GNMA and FNMA Collateralized),
                 Series 1994A, 6.750%, 10/01/15 (Alternative Minimum Tax)
        3,885   Houston Independent School District Public Facility Corporation,            No Opt. Call   AAA           1,639,315
                 Harris County, Texas, Lease Revenue Bonds (Cesar E. Chavez
                 High School), Series 1998A, 0.000%, 9/15/19
        1,690   City of Laredo, Webb County, Texas, Combination Tax and Sewer             2/08 at 100.00   AAA           1,672,407
                 System, Revenue Certificates of Obligation, Series 1998A,
                 4.500%, 2/15/18
                Leander Independent School District, Williamson and Travis
                Counties, Texas, Unlimited Tax School Building and Refunding
                Bonds, Series 1998:
        4,930    0.000%, 8/15/20                                                          8/06 at 46.47    AAA           1,836,129
        3,705    0.000%, 8/15/22                                                          8/06 at 41.33    AAA           1,192,825
        1,400   Lubbock Housing Finance Corporation, Texas, Single Family                 6/07 at 102.00   AAA           1,453,172
                 Mortgage Revenue Refunding Bonds (GNMA Mortgage-Backed
                 Securities Program), Series 1997A, 6.125%, 12/01/17
        3,480   Pearland, Texas, General Obligation Bonds, Series 2002,                   3/12 at 100.00   AAA           3,476,833
                 5.000%, 3/01/27
        6,050   City of San Antonio, Texas, Electric and Gas Systems Revenue              2/09 at 100.00   AA+           5,728,382
                 Bonds, New Series 1998A Refunding, 4.500%, 2/01/21
        6,000   Spring Branch Independent School District, Harris County, Texas,          2/11 at 100.00   AAA           6,048,540
                 Limited Tax Schoolhouse and Refunding Bonds,
                 Series 2001, 5.125%, 2/01/26
----------------------------------------------------------------------------------------------------------------------------------
                UTAH - 4.8%
       10,000   Intermountain Power Agency, Utah, Power Supply Revenue                    7/07 at 102.00   AAA          11,046,100
                 Refunding Bonds, 1997 Series B, 5.750%, 7/01/19
                Utah County, Utah, Hospital Revenue Bonds, Series 1997
                (IHC Health Services, Inc.):
       12,500    5.250%, 8/15/21                                                          8/07 at 101.00   AAA          12,613,750
        3,900    5.250%, 8/15/26                                                          8/07 at 101.00   AAA           3,929,679
        4,500   Utah Housing Corporation, Single Family Mortgage Bonds, 2002              1/12 at 100.00   AA-           4,598,640
                  Series A1, 5.300%, 7/01/18 (Alternative Minimum Tax)
          940   Utah Housing Finance Agency, Single Family Mortgage Bonds,                1/10 at 100.00    AA           1,020,276
                 2000 Series B3, 6.250%, 7/01/22 (Alternative Minimum Tax)
        3,175   Utah Housing Finance Agency, Single Family Mortgage Bonds,                7/10 at 100.00   AA-           3,436,112
                 2000 Series D1, 6.050%, 7/01/14 (Alternative Minimum Tax)
        3,515   Utah Housing Finance Agency, Single Family Mortgage Bonds,                7/10 at 100.00   AA-           3,771,665
                 2000 Series E-1, Class III, 6.000%, 1/01/15
                 (Alternative Minimum Tax)
          975   Utah Housing Finance Agency, Single Family Mortgage Bonds,                7/10 at 100.00    AA           1,043,484
                 2000 Series E-1, Class II, 6.150%, 1/01/27
                 (Alternative Minimum Tax)
        1,285   Utah Housing Finance Agency, Single Family Mortgage Bonds,                7/11 at 100.00    AA           1,315,377
                 2001 Series A2, 5.650%, 7/01/27 (Alternative Minimum Tax)
          985   Utah Housing Finance Agency, Single Family Mortgage Bonds,                1/11 at 100.00   Aa2           1,025,513
                 2001 Series B-1, 5.750%, 7/01/19 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 0.8%
        7,125   Vermont Housing Finance Agency, Single Family Housing Bonds,             11/04 at 102.00    A+           7,410,000
                 Series 5, 7.000%, 11/01/27 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.8%
       16,000   Metropolitan Washington Airports Authority, Virginia, Airport            10/04 at 100.00   AAA          16,326,880
                 System Revenue Bonds, Series 1994A, 5.500%, 10/01/24
                 (Alternative Minimum Tax)




24



   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 5.2%
$      12,235   Public Utility District No. 1 of Chelan County, Washington, Columbia      No Opt. Call     AAA         $ 3,341,379
                 River-Rock Island Hydro-Electric System Revenue Refunding
                 Bonds, Series 1997A, 0.000%, 6/01/26
        1,815   Grant County Public Utility District 2, Washington, Wanapum               1/06 at 102.00   AAA           1,911,286
                 Hydro-Electric Revenue Bonds, Series 1997A, Master Lease
                 Program, 5.625%, 1/01/26
       12,000   State of Washington, Motor Vehicle Fuel Tax General Obligation            1/11 at 100.00   AA+          12,250,680
                 Bonds, Series 2001D, 5.250%, 1/01/26
        5,000   Washington State Housing Finance Commission, Nonprofit Housing            7/09 at 101.00    AA           5,326,350
                 Revenue Bonds (The Kline Galland Center Project),
                 Series 1999, 6.000%, 7/01/29
        4,500   Washington Health Care Facilities Authority, Revenue Refunding           12/09 at 101.00   AAA           4,663,845
                 Bonds, Series 1999 (Providence Services), 5.375%, 12/01/19
       16,000   Washington Public Power Supply System, Nuclear Project No. 1              7/03 at 102.00   AAA          16,649,920
                 Refunding Revenue Bonds, Series 1993A, 5.700%, 7/01/17
        4,000   Washington Public Power Supply System, Nuclear Project No. 3              7/03 at 102.00   Aa1           4,101,800
                 Refunding Revenue Bonds, Series 1993B, 5.700%, 7/01/18
----------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.3%
        1,450   Wisconsin Health and Educational Facilities Authority, Revenue            8/03 at 102.00   AAA           1,456,786
                 Bonds, Series 1993 (Aurora Health Care Obligated Group),
                 5.250%, 8/15/23
       11,620   Wisconsin Health and Educational Facilities Authority, Revenue            2/10 at 101.00    AA          12,671,026
                 Bonds, Series 1999 (Marshfield Clinic), 6.250%, 2/15/29
        7,490   Wisconsin Health and Educational Facilities Authority, Revenue            7/08 at 103.00   N/R           6,844,660
                 Bonds, Series 1998 (The Millennium Housing Foundation, Inc.
                 Project), 6.100%, 1/01/28
----------------------------------------------------------------------------------------------------------------------------------
$   1,444,860   Total Long-Term Investments (cost $1,281,557,337) - 147.1%                                           1,355,295,567
=============---------------------------------------------------------------------------------------------------------------------


                SHORT-TERM INVESTMENTS - 0.6%
        2,400   Health and Educational Facilities Authority of the State of Missouri,                   VMIG-1           2,400,000
                 Revenue Refunding Bonds, Bethesda Health Group, Variable Rate
                 Demand Bonds, Series 2001A, 2.050%, 8/01/31+
        3,295   Health and Educational Facilities Authority of the State of Missouri,                      A-1+          3,295,000
                 Revenue Bonds, St. Francis Medical Center, Variable Rate
                 Demand Bonds, Series 1996A, 1.950%, 6/01/26+
----------------------------------------------------------------------------------------------------------------------------------
$       5,695   Total Short-Term Investments (cost $5,695,000)                                                           5,695,000
=============---------------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - 4.3%                                                                   39,385,107
                 -----------------------------------------------------------------------------------------------------------------
                 Preferred Shares, at Liquidation Value - (52.0)%                                                     (479,000,000)
                 -----------------------------------------------------------------------------------------------------------------
                 Net Assets Applicable to Common Shares - 100%                                                        $921,375,674
                 =================================================================================================================


     (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

     * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

     ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

     ***  Securities are backed by an escrow or trust containing sufficient U.S.
          Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

     N/R  Investment is not rated.

     (WI) Security purchased on a when-issued basis.

     + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.



See accompanying notes to financial statements.

25



                            Nuveen Municipal Advantage Fund, Inc. (NMA)

                            Portfolio of
                                  INVESTMENTS October 31, 2002




   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 4.1%
$      15,000   Jefferson County, Alabama, Sewer Revenue Capital Improvement              2/09 at 101.00   AAA         $16,916,100
                 Warrants, Series 1999-A, 5.375%, 2/01/36
                 (Pre-refunded to 2/01/09)
        5,075   Health Care Authority of Lauderdale County and the City of Florence,      7/09 at 101.00   AAA           5,146,964
                 Alabama, Revenue Refunding Bonds, Series 1999-A, Coffee
                 Health Group, 5.250%, 7/01/24
        5,155   Phenix City Industrial Development Board, Alabama, Environmental          5/12 at 100.00   BBB           5,037,054
                 Improvement Revenue Bonds, MeadWestvaco Project,
                 Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 0.6%
        3,700   Alaska Housing Finance Corporation, General Housing Purpose              12/02 at 102.00   Aa2***        3,788,837
                 Bonds, 1992 Series A, 6.600%, 12/01/23
                 (Pre-refunded to 12/01/02)
----------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.7%
        5,000   Maricopa County Pollution Control Corporation, Arizona, Pollution         5/06 at 101.00  BBB-           4,927,050
                 Control Revenue Refunding Bonds, Remarketing Series 1992A,
                 Public Service Company of New Mexico, 5.750%, 11/01/22
----------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 5.4%
        7,535   County of Contra Costa, California, 1989 Home Mortgage Revenue            No Opt. Call     AAA          10,040,312
                 Bonds (GNMA Mortgage-Backed Securities Program),
                 7.750%, 5/01/22 (Alternative Minimum Tax)
        5,000   Community Redevelopment Agency of the City of Palmdale,                   No Opt. Call     AAA           6,450,600
                 California, Residential Mortgage Revenue Refunding Bonds,
                 Series 1991-B, 7.375%, 2/01/12
        5,000   Community Redevelopment Agency of the City of Palmdale,                   No Opt. Call     AAA           6,841,750
                 California, Single Family Mortgage Revenue Bonds, Series 1986A
                  Restructured, 8.000%, 3/01/16 (Alternative Minimum Tax)
        9,315   City of Perris, California, Single Family Mortgage Revenue Bonds            No Opt. Call   AAA          12,261,707
                 (GNMA Mortgage-Backed Securities), 1989 Series A, 7.600%,
                 1/01/23 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 2.4%
        8,350   Colorado Health Facilities Authority, Revenue Bonds, 1994                 7/06 at 102.00     A           8,499,048
                 Series A Remarketed (Kaiser Permanente), 5.350%, 11/01/16
                Platte River Power Authority, Colorado, Power Revenue Bonds,
                Series EE Refunding:
        2,000    5.375%, 6/01/17                                                          6/12 at 100.00   AA-           2,163,260
        5,000    5.375%, 6/01/18                                                          6/12 at 100.00   AA-           5,367,550
----------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.8%
        5,000   Connecticut Housing Finance Authority, Housing Mortgage Finance          11/09 at 100.00   AAA           5,217,100
                 Program Bonds, 2000 Series B (Subseries B-2), 5.750%,
                 11/15/21 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.9%
        6,530   District of Columbia Housing Finance Agency, Collateralized Single       12/04 at 103.00   AAA           6,736,283
                 Family Mortgage Revenue Bonds, Series 1988F-1, 6.375%,
                 6/01/26 (Alternative Minimum Tax)
        5,355   District of Columbia Housing Finance Agency, Single Family                6/07 at 102.00   AAA           5,550,565
                 Revenue Bonds, Series 1997-B, 5.900%, 12/01/28
                 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 2.0%
        2,770   Florida Housing Finance Corporation, Housing Revenue Bonds,              12/10 at 100.00   AAA           2,899,719
                 2000 Series O-1, Stratford Point Apartments, 5.850%,
                 12/01/31 (Alternative Minimum Tax)
        9,990   City of Tampa, Florida, Allegany Health System Revenue Bonds,            12/03 at 102.00   AAA          10,068,821
                 St. Mary's Hospital, Inc. Issue, Series 1993, 5.125%, 12/01/23
----------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 1.2%
        7,395   Georgia Housing and Finance Authority, Single Family Mortgage             3/10 at 100.00   AAA           7,889,799
                 Bonds, 2000 Series A (Subseries A-2), 6.450%, 12/01/30
                 (Alternative Minimum Tax)



26




   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.9%
$       3,700   Housing Finance and Development Corporation, State of Hawaii,             7/07 at 102.00   AAA         $ 3,806,819
                 Single Family Mortgage Purchase Revenue Bonds, 1997
                 Series A, 5.750%, 7/01/30 (Alternative Minimum Tax)
        2,215   Housing and Community Development Corporation of Hawaii,                  7/10 at 102.00   AAA           2,310,311
                 Multifamily Housing Revenue Bonds, Series 2000, GNMA
                 Collateralized - Sunset Villas, 5.700%, 7/20/31
----------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 13.2%
        5,865   City of Chicago, Illinois, General Obligation Bonds (Neighborhoods        7/10 at 101.00   AAA           7,099,172
                 Alive 21 Program), Series 2000A, 6.500%, 1/01/35
                 (Pre-refunded to 7/01/10)
        4,000   School Reform Board of Trustees of the Board of Education of the         12/07 at 102.00   AAA           4,333,280
                 City of Chicago, Illinois, Unlimited Tax General Obligation Bonds
                 (Dedicated Tax Revenues), Series 1997, 5.750%, 12/01/20
       12,500   School Reform Board of Trustees of the Board of Education of the         12/07 at 102.00   AAA          12,691,375
                 City of Chicago, Illinois, Unlimited Tax General Obligation Bonds
                 (Dedicated Tax Revenues), Series 1997A, 5.250%, 12/01/27
        5,000   City of Chicago, Illinois, Chicago O'Hare International Airport, Special    No Opt. Call    Ca             700,300
                 Facility Revenue Bonds, United Air Lines, Inc. Project, Series 2
                 001A, 6.375%, 11/01/35 (Alternative Minimum Tax) (Mandatory
                 put 5/01/13)#
        5,000   City of Chicago, Illinois, Chicago O'Hare International Airport,          1/11 at 101.00   AAA           5,096,750
                 Second Lien Passenger Facility Charge Revenue Bonds,
                 Series 2001A, 5.375%, 1/01/32 (Alternative Minimum Tax)
        5,000   City of Chicago, Illinois, Second Lien Wastewater Transmission            1/08 at 102.00   AAA           5,077,150
                 Revenue Bonds, Series 1997, 5.250%, 1/01/28
       10,115   Illinois Health Facilities Authority, Revenue Refunding Bonds,           11/06 at 102.00   AAA          10,901,644
                 Series 1996A (Rush-Presbyterian - St. Luke's Medical Center
                 Obligated Group), 6.250%, 11/15/20
        6,000   Illinois Health Facilities Authority, Revenue Refunding Bonds.            2/07 at 102.00    A-           6,013,500
                 Series 1996B (Sarah Bush Lincoln Health Center),
                 5.750%, 2/15/22
        3,000   Illinois Health Facilities Authority, Revenue Bonds (Victory Health       8/07 at 101.00    A-           2,999,730
                 Service), Series 1997A, 5.375%, 8/15/16
        6,000   Illinois Health Facilities Authority, Revenue Bonds (Condell Medical      5/12 at 100.00    A3           6,090,000
                 Center), Series 2002, 5.750%, 5/15/22
                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Bonds, Series 1999A:
       12,455    5.500%, 12/15/24                                                        12/09 at 101.00   AAA          13,013,980
       10,000    5.250%, 12/15/28                                                        12/09 at 101.00   AAA          10,199,100
        2,500   Regional Transportation Authority, Cook, DuPage, Kane, Lake,                No Opt. Call   AAA           3,252,450
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1990A, 7.200%, 11/01/20
----------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 4.8%
        7,425   Fort Wayne International Airport Building Corporation, Indiana,           1/04 at 101.00   Aa3           7,583,598
                 Airport Improvement Bonds, Series 1994, 5.900%, 1/01/14
                 (Alternative Minimum Tax)
        5,205   Indiana Health Facility Financing Authority, Hospital Revenue Bonds,      8/10 at 101.50   AAA           5,378,483
                 Clarian Health Obligated Group, Series 2000A, 5.500%, 2/15/30
        9,000   Indiana Health Facility Financing Authority, Hospital Revenue             5/06 at 102.00   AAA           9,506,610
                 Refunding and Improvement Bonds, Series 1995
                 (Community Hospitals Projects), 5.700%, 5/15/22
        6,075   LaGrange County Jail Building Corporation, Indiana, First Mortgage       10/09 at 101.00    A3           6,178,275
                 Jail Bonds, Series 1998 5.400%, 10/01/21
        3,215   Mooresville Consolidated School Building Corporation, Morgan              1/04 at 102.00   N/R***        3,454,903
                 County, Indiana, First Mortgage Bonds, Series 1994B,
                 6.400%, 7/15/15 (Pre-refunded to 1/15/04)
----------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.6%
        2,750   Iowa Finance Authority, Single Family Mortgage Bonds,                     1/05 at 102.00   AAA           2,865,940
                 1995 Series C, 6.450%, 1/01/24
        3,500   City of Marshalltown, Iowa, Pollution Control Revenue Refunding          11/03 at 102.00   AAA           3,562,335
                 Bonds (Iowa Electric Light and Power Company Project),
                 Series 1993, 5.500%, 11/01/23
        5,000   Tobacco Settlement Authority, Iowa, Tobacco Settlement                    6/11 at 101.00    A1           4,366,300
                 Asset-Backed Revenue Bonds, Series 2001B, 5.600%, 6/01/35



27



             Nuveen Municipal Advantage Fund, Inc. (NMA) (continued)

                    Portfolio of INVESTMENTS October 31, 2002


   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.8%
$       5,000   Burlington, Kansas, Environmental Improvement Revenue Bonds,              No Opt. Call      A2         $ 5,043,450
                 Kansas City Power and Light Company Project, Series 1998A,
                 4.750%, 9/01/15 (Mandatory put 10/01/07)
----------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.6%
        5,500   Louisville and Jefferson County Metropolitan Sewer District,              5/07 at 101.00   AAA           5,595,700
                 Commonwealth of Kentucky, Sewer and Drainage System
                 Revenue Bonds, Series 1997A, 5.250%, 5/15/27
        4,950   Louisville and Jefferson County Metropolitan Sewer District,             11/07 at 101.00   AAA           5,020,340
                 Commonwealth of Kentucky, Sewer and Drainage System
                 Revenue Bonds, Series 1997B, 5.200%, 5/15/25
----------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 6.6%
       13,500   Parish of De Soto, State of Louisiana, Pollution Control Revenue          9/09 at 102.00   AAA          14,733,900
                 Refunding Bonds (Cleco Utility Group, Inc. Project),
                 Series 1999, 5.875%, 9/01/29
           10   Parish of Jefferson, State of Louisiana, Home Mortgage                    No Opt. Call     AAA              10,178
                 Authority, Tax-Exempt Agency Mortgage-Backed Securities,
                 Series 1995A, 5.900%, 12/01/16 (Alternative Minimum Tax)
       10,000   Louisiana Public Facilities Authority, Extended Care Facilities            No Opt. Call    BBB          12,681,500
                 Revenue Bonds (Comm-Care Corporation Project),
                 Series 1994, 11.000%, 2/01/14
                Tobacco Settlement Financing Corporation, Louisiana,
                Asset-Backed Bonds, Series 2001B:
        6,000    5.500%, 5/15/30                                                          5/11 at 101.00    A1           5,481,600
       11,750    5.875%, 5/15/39                                                          5/11 at 101.00    A1          10,646,205
----------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 3.3%
        5,000   State of Massachusetts, General Obligation Bonds, Consolidated            8/12 at 100.00   AAA           5,255,200
                 Loan Series 2002D, 5.375%, 8/01/21
        1,750   Massachusetts Health and Educational Facilities Authority, Revenue        1/09 at 101.00   AAA           1,734,390
                 Bonds, UMass Memorial Health Issue A, 5.000%, 7/01/28
        9,585   Massachusetts Housing Finance Agency, Single Family Housing              12/09 at 100.00   AAA          10,320,265
                 Revenue Bonds, Series 77, 5.950%, 6/01/25
                 (Alternative Minimum Tax)
        4,485   Massachusetts Housing Finance Agency, Single Family Housing              12/09 at 100.00   AAA           4,706,873
                 Revenue Bonds, Series 79, 5.950%, 12/01/27
                 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 1.0%
        3,275   Michigan State Hospital Finance Authority, Revenue and Refunding          8/03 at 102.00  BBB-           3,291,015
                 Bonds (The Detroit Medical Center Obligated Group),
                 Series 1993A, 6.500%, 8/15/18
                Michigan State Hospital Finance Authority, Hospital Revenue
                Bonds (The Detroit Medical Center Obligated Group), Series
                1998A:
        1,000    5.250%, 8/15/23                                                          8/08 at 101.00  BBB-             855,930
        3,000    5.250%, 8/15/28                                                          8/08 at 101.00  BBB-           2,504,580
----------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 2.6%
        5,000   Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,         1/11 at 100.00   AAA           5,097,750
                 Subordinate Airport Revenue Bonds, Series 2001C,
                 5.250%, 1/01/32
        7,345   Minnesota Housing Finance Agency, Single Family Mortgage Bonds,           7/09 at 100.00   AA+           7,894,259
                 2000 Series C, 5.550%, 7/01/24 (Alternative Minimum Tax)
        3,910   Minnesota Housing Finance Agency, Single Family Mortgage                  1/10 at 100.00   AA+           4,225,693
                 Revenue Bonds, 2000 Series J, 5.400%, 1/01/23
                 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 2.0%
        2,190   Coahoma-Clarksdale Housing Development Corporation, Mississippi,          8/03 at 100.00   AAA           2,220,375
                 1990 Multifamily Mortgage Revenue Bonds (Gooden Estates and
                 McLaurin Arms Project Refunding), Series A, 8.000%, 8/01/24
        2,725   Coahoma-Clarksdale Housing Development Corporation, Mississippi,          8/03 at 100.00   AAA           2,762,796
                 1990 Multifamily Mortgage Revenue Refunding Bonds (Gooden
                 Estates and McLaurin Arms Project), Series B, 8.000%, 8/01/24
        1,500   Greenwood-Leflore Housing Development Corporation, Mississippi,           2/03 at 100.00     A           1,508,355
                 1990 Multifamily Mortgage Revenue Refunding Bonds (Ivory
                 Apartment Project), Series D, 7.950%, 2/01/22
        2,485   Greenwood-Leflore Housing Development Corporation, Mississippi,           2/03 at 100.00    AA           2,497,649
                 1990 Multifamily Mortgage Revenue Refunding Bonds (Bishop
                 Apartment Project), Series B, 7.950%, 8/01/22




28




   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI (continued)
$       2,535   Greenwood-Leflore Housing Development Corporation, Mississippi,          12/02 at 100.00    AA         $ 2,539,183
                 1990 Multifamily Mortgage Revenue Refunding Bonds (Jones
                 Apartment Projects), Series C, 7.950%, 8/01/22
        1,585   Greenwood-Leflore Housing Development Corporation, Mississippi,           3/03 at 100.00    AA           1,595,905
                 1990 Multifamily Mortgage Revenue Refunding Bonds (McNeace
                 Apartment Projects), Series A, 7.950%, 8/01/22
----------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 0.3%
        1,845   Missouri Housing Development Commission, Single Family                    9/09 at 102.00   AAA           1,990,220
                 Mortgage Revenue Bonds, Homeownership Loan Program,
                 2000 Series A-1, 7.500%, 3/01/31 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 3.3%
       13,930   Montana Board of Housing, Single Family Program Bonds, 1995              12/05 at 102.00   AA+          14,536,234
                 Series B (Federally Insured or Guaranteed Mortgage Loan),
                 6.400%, 12/01/27 (Alternative Minimum Tax)
        6,920   Montana Board of Housing, Single Family Program Bonds, 1997               6/07 at 101.50   AA+           7,244,894
                 Series A, 6.050%, 12/01/37
----------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 4.1%
        7,310   Clark County, Nevada, General Obligation Limited Tax Bond Bank            7/10 at 100.00    AA           7,786,393
                 Bonds, Series 2000 (additionally secured by pledged revenues),
                 5.500%, 7/01/19
        7,500   Clark County, Nevada, Airport System Subordinate Lien Revenue             7/10 at 101.00   AAA           8,816,625
                 Bonds, Series 1999A, 6.000%, 7/01/29 (Pre-refunded to 7/01/10)
        7,000   Director of the State of Nevada, Department of Business and               1/10 at 100.00   AAA           7,158,060
                 Industry, Las Vegas Monorail Project Revenue Bonds, 1st Tier
                 Series 2000, 5.375%, 1/01/40
        3,530   Nevada Housing Division, Single Family Mortgage Bonds, 1997               4/07 at 102.00   Aaa           3,599,894
                 Senior Series C-2, 5.750%, 4/01/29 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 1.0%
        2,750   Business Finance Authority of the State of New Hampshire, Water          12/04 at 102.00   AAA           2,939,420
                 Facility Revenue Bonds (Pennichuck Water Works, Inc.),
                 Series A, 6.350%, 12/01/19
        1,550   Business Finance Authority of the State of New Hampshire, Water          12/04 at 102.00   AAA           1,671,024
                 Facility Revenue Bonds (Pennichuck Water Works, Inc.), Series B,
                 6.450%, 12/01/16 (Alternative Minimum Tax)
        1,835   New Hampshire Housing Finance Authority, Single Family                    1/03 at 100.00   Aa3           1,838,523
                 Residential Mortgage Bonds, 1989 Series A, 7.900%, 7/01/22
                 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 2.3%
       16,000   Tobacco Settlement Financing Corporation, New Jersey, Tobacco             6/12 at 100.00    A1          15,267,680
                 Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32
----------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 1.1%
        7,500   City of Farmington, New Mexico, Pollution Control Revenue                 4/06 at 101.00  BBB-           7,345,725
                 Refunding Bonds, Series 1997B (Public Service Company of
                 New Mexico - San Juan Project), 5.800%, 4/01/22
----------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 16.3%
        7,000   Metropolitan Transportation Authority, New York, State Service            7/12 at 100.00   AA-           7,057,890
                 Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29
                County of Nassau, New York, General Obligation Serial General
                Improvement Bonds, Series F:
        3,980    7.000%, 3/01/11                                                          3/10 at 100.00   AAA           4,837,929
        4,070    7.000%, 3/01/12                                                          3/10 at 100.00   AAA           4,906,589
        3,925    7.000%, 3/01/15                                                          3/10 at 100.00   AAA           4,745,796
                City of New York, New York, General Obligation Bonds, Fiscal
                1997 Series G:
           95    6.000%, 10/15/26 (Pre-refunded to 10/15/07)                             10/07 at 101.00   Aaa             110,400
        9,905    6.000%, 10/15/26                                                        10/07 at 101.00     A          10,454,628
                City of New York, New York, General Obligation Bonds, Fiscal
                1991 Series B:
        6,515    9.500%, 6/01/03                                                            No Opt. Call    A2***        6,809,348
        1,485    9.500%, 6/01/03                                                            No Opt. Call     A           1,552,092
        7,435   City of New York, New York, General Obligation Bonds, Fiscal 2000         5/10 at 101.00     A           7,825,561
                 Series E, 5.750%, 5/15/20
        9,750   New York City Municipal Water Finance Authority, New York, Water          6/09 at 101.00   AAA          10,609,657
                 and Sewer System Revenue Bonds, Fiscal 2000 Series A,
                 5.750%, 6/15/31




29



             Nuveen Municipal Advantage Fund, Inc. (NMA) (continued)

                    Portfolio of INVESTMENTS October 31, 2002


   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)
$       5,000   New York City Municipal Water Finance Authority, New York, Water          6/07 at 101.00   AAA         $ 5,421,650
                 and Sewer System Revenue Bonds, Fiscal 1997 Series B,
                 5.750%, 6/15/29
       10,000   New York City Transitional Finance Authority, New York, Future Tax        5/10 at 101.00  AA+***        11,768,100
                 Secured Bonds, Fiscal 2000 Series B, 6.000%, 11/15/29
                 (Pre-refunded to 5/15/10)
        4,975   New York City Industrial Development Agency, New York, Special           12/08 at 102.00  BBB-           2,407,353
                 Facilities Revenue Bonds (1998 British Airways PLC Project),
                 Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
        3,000   New York City Industrial Development Agency, New York, Special           12/12 at 101.00  BBB-           2,455,290
                 Facilities Revenue Bonds (British Airways PLC Project),
                 Series 2002, 7.625%, 12/01/32
        3,655   Dormitory Authority of the State of New York, State University            5/08 at 101.00  AA-***         4,082,562
                 Educational Facilities Revenue Bonds, Series 1997, 5.125%,
                 5/15/27 (Pre-refunded to 5/15/08)
                Dormitory Authority of the State of New York, Mental Health
                Services Facilities Improvement Revenue Bonds, Series 1997B:
           45    5.625%, 2/15/21 (Pre-refunded to 2/15/07)                                2/07 at 102.00   AA-***           51,186
        7,315    5.625%, 2/15/21                                                          2/07 at 102.00   AA-           7,544,545
        9,495   State of New York Mortgage Agency, Homeowner Mortgage                     4/10 at 100.00   Aa1          10,020,643
                 Revenue Bonds, Series 94, 5.800%, 10/01/20
                 (Alternative Minimum Tax)
        5,000   New York State Urban Development Corporation, Correctional                1/09 at 101.00   AAA           5,596,550
                 Facilities Service Contract Revenue Bonds, Series C,
                 6.000%, 1/01/29
----------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 4.8%
       10,920   North Carolina Housing Finance Agency, Home Ownership Revenue             7/09 at 100.00    AA          11,464,034
                 Bonds, Series 7A (1998 Trust Agreement), 6.250%, 1/01/29
                 (Alternative Minimum Tax)
       11,775   North Carolina Housing Finance Agency, Home Ownership Revenue             1/10 at 100.00    AA          12,447,470
                 Bonds, Series 8A (1998 Trust Agreement), 5.950%, 1/01/27
                 (Alternative Minimum Tax)
        6,000   North Carolina Housing Finance Agency, Home Ownership Revenue             1/10 at 100.00    AA           6,241,080
                 Bonds, Series 9A (1998 Trust Agreement), 5.875%, 7/01/31
                 (Alternative Minimum Tax)
        1,745   North Carolina Housing Finance Agency, Home Ownership Program             7/10 at 100.00   AAA           1,768,680
                 Bonds, Series 10A (1998 Trust Agreement), 5.400%, 7/01/32
                 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 0.9%
        6,180   North Dakota Housing Finance Agency, Housing Finance Program,             7/08 at 102.00   Aaa           6,287,717
                 Home Mortgage Finance Program Bonds, 1998 Series B, 5.500%,
                 7/01/29 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                OHIO - 5.8%
        5,000   Akron, Bath and Copley Joint Township Hospital District, Ohio,           11/09 at 101.00  Baa1           4,655,500
                 Hospital Facilities Revenue Bonds, Series 1998A (Summa
                 Health System Project), 5.375%, 11/15/18
        6,000   County of Cuyahoga, Ohio, Hospital Revenue Bonds (University              7/09 at 101.00   AAA           6,248,280
                 Hospitals Health System, Inc.) Series 1999, 5.500%, 1/15/30
                County of Montgomery, Ohio, Hospital Facilities Revenue Bonds,
                Series 1999 (Kettering Medical Center Network Obligated Group):
        7,840    6.750%, 4/01/18                                                          4/10 at 101.00  BBB+           8,412,947
        5,000    6.750%, 4/01/22                                                          4/10 at 101.00  BBB+           5,263,200
        3,360   Ohio Housing Finance Agency, Residential Mortgage Revenue                 8/10 at 100.00   Aaa           3,568,925
                 Bonds, 2000 Series D, Mortgage-Backed Securities Program,
                 5.450%, 9/01/31 (Alternative Minimum Tax)
       10,000   Ohio Air Quality Development Authority, Pollution Control Revenue        12/04 at 100.00  Baa2          10,265,400
                 Refunding Bonds, Series 1999-C (Ohio Edison Company Project),
                 5.800%, 6/01/16 (Mandatory put 12/01/04)
----------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 3.2%
       10,480   Central Oklahoma Transportation and Parking Authority, Oklahoma           7/06 at 100.00   AAA          11,151,873
                 City, Oklahoma, Parking System Revenue and Refunding Bonds,
                 Series 1996, 5.250%, 7/01/16
        5,000   Oklahoma Industries Authority, Health System Revenue and                  8/09 at 101.00   AAA           5,282,950
                 Refunding Bonds (Obligated Group consisting of INTEGRIS Baptist
                 Medical Center, Inc., INTEGRIS South Oklahoma City Hospital
                 Corporation and INTEGRIS Rural Health, Inc.), Series 1999A,
                 5.750%, 8/15/29
       10,000   Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue         12/08 at 100.00   BB-           4,903,700
                 Bonds, Refunding Series 2001B, American Airlines, Inc., 5.650%,
                 12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)




30



   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.8%
$       3,500   Pennsylvania Housing Finance Agency, Rental Housing Refunding             7/03 at 102.00   AAA         $ 3,591,665
                 Bonds, Issue 1993, 5.800%, 7/01/18
        2,500   School District of Philadelphia, Pennsylvania, General Obligation         2/12 at 100.00   AAA           2,613,125
                 Bonds, Series 2002A, 5.500%, 2/01/31
        4,365   Venango Housing Corporation, Pennsylvania Multifamily Mortgage            2/03 at 100.00   AAA           4,382,809
                 Revenue Refunding Bonds (FHA-Insured Mortgage/Evergreen
                 Arbors Project), 1990 Series A, 8.000%, 2/01/24
        6,750   Washington County Authority, Pennsylvania, Capital Funding                  No Opt. Call   AAA           7,800,503
                 Revenue Bonds (Capital Projects and Equipment Acquisition
                 Program), Series of 1999, 6.150%, 12/01/29
----------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 2.7%
                Housing Authority of the City of Providence, Rhode Island,
                Multifamily Mortgage Revenue Bonds (FHA Insured Mortgage Loan -
                Cathedral Square Apartments II Project), 1992 Series:
          415    7.375%, 4/01/10 (Alternative Minimum Tax)                                4/07 at 100.00   AAA             436,215
        1,060    7.400%, 4/01/20 (Alternative Minimum Tax)                                4/07 at 100.00   AAA           1,114,230
        3,050    7.500%, 10/01/32 (Alternative Minimum Tax)                               4/07 at 100.00   AAA           3,206,587
       12,250   Rhode Island Health and Educational Building Corporation,                 5/07 at 102.00   AAA          12,926,323
                 Hospital Financing Revenue Bonds, Lifespan Obligated
                 Group Issue, Series 1996, 5.500%, 5/15/16
----------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 2.7%
       10,000   Greenville County School District, South Carolina, Installment           12/12 at 101.00   AA-          10,840,600
                 Purchase Revenue Bonds, Series 2002, 6.000%, 12/01/20
        7,500   Tobacco Settlement Revenue Management Authority, South                    5/11 at 101.00    A1           7,369,875
                 Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.375%, 5/15/28
----------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 4.1%
        6,000   Knox County Health, Educational and Housing Facilities Board,             4/12 at 101.00  Baa2           6,143,700
                 Tennessee, Hospital Facilities Revenue Bonds, Baptist Health
                 System of East Tennessee, Series 2002, 6.500%, 4/15/31
        2,250   Metropolitan Government of Nashville and Davidson County,                 5/11 at 100.00    AA           2,271,960
                 Tennessee, Electric System Revenue Bonds, Series 2001A,
                 5.125%, 5/15/26
       14,385   Health and Educational Facilities Board of the Metropolitan              11/09 at 101.00   AAA          15,416,405
                 Government of Nashville and Davidson County, Tennessee,
                 Revenue Bonds (Ascension Health Credit Group),
                 Series 1999A, 5.875%, 11/15/28
        3,035   Tennessee Housing Development Agency, Mortgage Finance                    7/04 at 102.00    AA           3,156,430
                 Program Bonds, 1994 Series A, 6.900%, 7/01/25
                 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 15.8%
       14,900   Brazos River Authority, Texas, Pollution Control Revenue Refunding         No Opt. Call   Baa1          12,839,926
                 Bonds (TXU Electric Company Project), Series 2001C, 5.750%,
                 5/01/36 (Alternative Minimum Tax) (Mandatory put 11/01/11)
        6,000   Brazos River Authority, Texas, Revenue Refunding Bonds (Houston            No Opt. Call    AAA           6,230,880
                 Lighting & Power Company Project), Series 1998, 5.050%,
                 11/01/18 (Alternative Minimum Tax)
        4,925   Cameron County Housing Finance Corporation, Texas, Single                 3/03 at 103.00   AAA           5,047,682
                 Family Mortgage Revenue Refunding Bonds (GNMA and FNMA
                 Mortgage-Backed Securities Program), Series 1992,
                 6.750%, 3/01/26
        3,000   El Paso Housing Finance Corporation, Texas, Multifamily Housing           1/03 at 100.00   AAA           3,008,880
                 Revenue Refunding Bonds (Las Flores Development Company
                 Project), Series 1990A, 7.500%, 3/20/25
        8,400   Gulf Coast Waste Disposal Authority, Texas, Waste Disposal                4/09 at 101.00   BBB           7,573,692
                 Revenue Bonds (Valero Energy Corporation Project),
                 Series 1999, 5.700%, 4/01/32 (Alternative Minimum Tax)
       10,000   Harris County Health Facilities Development Corporation, Texas,           5/06 at 102.00   AAA          10,923,800
                 Special Facilities Revenue Bonds (Texas Medical Center Project),
                 Series 1996, 5.900%, 5/15/16
       12,500   City of Houston, Texas, Airport System Subordinate Lien Revenue           7/10 at 100.00   AAA          12,969,625
                 Bonds, Series 2000B, 5.500%, 7/01/30




31



             Nuveen Municipal Advantage Fund, Inc. (NMA) (continued)

                    Portfolio of INVESTMENTS October 31, 2002


   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)
                City of Houston, Texas, Water Conveyance System Contract,
                Certificates of Participation, Series 1993 A-J:
$       5,490    6.800%, 12/15/10                                                           No Opt. Call   AAA         $ 6,657,503
        2,000    6.800%, 12/15/11                                                           No Opt. Call   AAA           2,454,460
       16,305   Matagorda County, Texas, Revenue Refunding Bonds (Reliant                 5/09 at 101.00  BBB-          13,810,824
                 Energy Project), Series 1999B 5.950%, 5/01/30
                 (Alternative Minimum Tax)
        3,425   Sabine River Authority of Texas, Pollution Control Revenue                  No Opt. Call   BBB           2,985,915
                 Refunding Bonds, TXU Electric Company Project, Series 2001A,
                 5.500%, 5/01/22 (Mandatory put 11/01/11)
        4,700   Sam Rayburn Municipal Power Agency, Texas, Power Supply                  10/12 at 100.00  Baa2           4,710,481
                 System Revenue Refunding Bonds, Series 2002A,
                 6.000%, 10/01/21
        4,000   State of Texas, General Obligation Bonds, Water Financial                 8/09 at 100.00   Aa1           4,124,840
                 Assistance (State Participation Program), Series 1999C,
                 5.500%, 8/01/35
        6,500   Travis County Health Facilities Development Corporation, Texas,          11/09 at 101.00   AAA           6,949,540
                 Revenue Bonds (Ascension Health Credit Group), Series 1999A,
                 5.875%, 11/15/24
        2,500   Trinity River Authority of Texas, Pollution Control Revenue Refunding       No Opt. Call  Baa1           2,227,350
                 Bonds, TXU Electric Company Project, Series 2001A, 5.000%,
                 5/01/27 (Alternative Minimum Tax) (Mandatory put 11/01/06)
          245   Wood Glen Housing Finance Corporation, Texas, Mortgage Revenue            1/03 at 100.00   AAA             246,624
                 Refunding Bonds, Series 1990A (FHA-Insured Mortgage
                 Loan - Section 8 Assisted Copperwood I Project),
                 7.625%, 1/01/10
                Wood Glen Housing Finance Corporation, Texas, Mortgage Revenue
                Refunding Bonds, Series 1990C (FHA Insured Mortgage Loan -
                Section 8 Assisted Copperwood II Project):
          335    7.625%, 1/01/10                                                          1/03 at 100.00   AAA             337,265
        1,250    7.650%, 7/01/23                                                          1/03 at 100.00   AAA           1,258,513
----------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.0%
        6,380   Capital Region Airport Commission, Richmond, Virginia, Airport            7/05 at 102.00   AAA           6,667,228
                 Revenue Bonds, International Airport Projects, Series 1995A,
                 5.625%, 7/01/20
----------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 13.8%
        8,810   Public Utility District No. 1 of Chelan County, Washington, Chelan        7/11 at 101.00   AAA           9,176,320
                 Hydro Consolidated System Revenue Bonds, Series 2001A,
                 5.600%, 1/01/36 (Alternative Minimum Tax)
       10,730   Public Utility District No. 1 of Chelan County, Washington, Chelan        7/11 at 101.00   AAA          11,233,559
                 Hydro Consolidated System Revenue Bonds, Series 2001C
                 Refunding, 5.650%, 7/01/32 (Alternative Minimum Tax)
       10,730   Sumner School District No. 320 of Pierce County, Washington,             12/10 at 100.00   Aaa          12,556,675
                 Unlimited Tax General Obligation Bonds, Series 2000,
                 6.250%, 12/01/17
       10,550   Port of Seattle, Washington, Limited Tax General Obligation Bonds,       12/10 at 100.00   AA+          11,095,435
                 2000 Series B, 5.750%, 12/01/25 (Alternative Minimum Tax)
        5,315   Port of Seattle, Washington, Revenue Bonds, Series 2000B, 6.000%,            No Opt. Call  AAA           5,976,133
                 2/01/10 (Alternative Minimum Tax)
       19,295   Port of Seattle, Washington, Special Facility Revenue Bonds               3/10 at 101.00   AAA          21,641,079
                 (Terminal 18 Project), Series 1999A, 6.000%, 9/01/29
        5,000   Port of Seattle, Washington, Special Facility Revenue Bonds               3/10 at 101.00   AAA           5,390,900
                 (Terminal 18 Project), Series 1999B, 6.000%, 9/01/20
                 (Alternative Minimum Tax)
        5,000   Washington Health Care Facilities Authority, Revenue Bonds,              12/09 at 101.00   AAA           5,182,050
                 Series 1999 (Providence Services), 5.375%, 12/01/19
        8,750   Washington Public Power Supply System, Nuclear Project No. 3              7/08 at 102.00   Aa1           8,932,875
                 Refunding Revenue Bonds, Series 1998A, 5.125%, 7/01/18




32



   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 7.9%
$       8,000   Badger Tobacco Asset Securitization Corporation, Wisconsin,               6/12 at 100.00    A1         $ 7,704,800
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 6.125%, 6/01/27
        5,000   Madison, Wisconsin, Industrial Development Revenue Refunding              4/12 at 100.00   AA-           5,136,500
                 Bonds, Madison Gas & Electric Company Projects, Series 2002A,
                 5.875%, 10/01/34 (Alternative Minimum Tax)
        3,000   Southeast Wisconsin Professional Baseball Park District, Sales Tax          No Opt. Call   AAA           3,338,190
                 Revenue Refunding Bonds, Series 1998A, 5.500%, 12/15/19
        4,350   Wisconsin Housing and Economic Development Authority, Home                3/10 at 100.00    AA           4,651,102
                 Ownership Revenue Bonds, 2000 Series B, 5.750%, 3/01/22
                 (Alternative Minimum Tax)
                Wisconsin Health and Educational Facilities Authority, Revenue
                Bonds, Series 1996 (Aurora Medical Group, Inc. Project):
       10,000    5.600%, 11/15/16                                                         5/06 at 102.00   AAA          10,517,100
       20,000    5.750%, 11/15/25                                                         5/06 at 102.00   AAA          21,073,200
----------------------------------------------------------------------------------------------------------------------------------
$     966,830   Total Long-Term Investments (cost $952,480,651) - 151.4%                                             1,002,823,205
=============----------------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - 2.7%                                                                   17,446,993
                 -----------------------------------------------------------------------------------------------------------------
                 Preferred Shares, at Liquidation Value - (54.1)%                                                     (358,000,000)
                 -----------------------------------------------------------------------------------------------------------------
                 Net Assets Applicable to Common Shares - 100%                                                        $662,270,198
                 =================================================================================================================


     (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

     * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

     ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

     ***  Securities are backed by an escrow or trust containing sufficient U.S.
          Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

     #    On December 9, 2002, UAL Corporation, the holding company of United
          Air Lines, Inc., filed for federal bankruptcy protection. The Adviser believes United will remain current on their interest payment obligations with respect to these bonds, which relate to essential operating facilities.

     N/R  Investment is not rated.


See accompanying notes to financial statements.

33



                            Nuveen Municipal Market Opportunity Fund, Inc. (NMO)

                            Portfolio of
                                  INVESTMENTS October 31, 2002


   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.9%
$       3,000   Arizona Transportation Board, Highway Revenue Bonds, Series 2001,         7/11 at 100.00   AAA         $ 3,134,610
                 5.250%, 7/01/20
        1,725   Industrial Development Authority of the County of Maricopa,               7/10 at 102.00  Baa3           1,736,333
                 Arizona, Education Revenue Bonds (Arizona Charter Schools
                 Project I), Series 2000A, 6.750%, 7/01/29
        1,275   Industrial Development Authority of the County of Pima, Arizona,          5/07 at 105.85   AAA           1,440,648
                 Single Family Mortgage Revenue Bonds, Series 1997A,
                 7.100%, 11/01/29 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.8%
        5,000   Arkansas Development Finance Authority, Hospital Revenue Bonds            2/10 at 100.00  BBB-           5,583,650
                 (Washington Regional Medical Center), Series 2000,
                 7.000%, 2/01/15
----------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 7.0%
        8,745   Bell Community Redevelopment Agency, California, Bell                    11/03 at 102.00   AAA           9,268,301
                 Redevelopment Area, 1994 Tax Allocation Refunding
                 Bonds, 6.350%, 11/01/23
        2,810   California Health Facilities Financing Authority, Kaiser Permanente       5/03 at 102.00     A           2,821,352
                 Revenue Bonds, 1993 Series C, 5.600%, 5/01/33
        2,500   Community Redevelopment Agency of the City of Los Angeles,                1/03 at 100.00  BBB***         2,527,250
                 California, Central Business District Redevelopment Project,
                 Tax Allocation Refunding Bonds, Series G, 6.750%, 7/01/10
                Department of Water and Power of the City of Los Angeles,
                California, Electric Plant Revenue Bonds, Second Issue of 1993:
          490    4.750%, 10/15/20                                                        10/03 at 102.00  AA-***           492,837
        5,510    4.750%, 10/15/20                                                        10/03 at 102.00   Aaa           5,568,351
          995   Department of Water and Power of the City of Los Angeles,                 2/04 at 102.00  AA-***         1,009,537
                 California, Electric Plant Revenue Bonds, Issue of 1994,
                 5.375%, 2/15/34
                County of Orange, California, 1996 Recovery Certificates of
                Participation, Series A:
       13,000    5.875%, 7/01/19                                                          7/06 at 102.00   AAA          14,329,510
          180    6.000%, 7/01/26                                                          7/06 at 102.00   AAA             203,911
        5,870   Sacramento Municipal Utility District, California, Electric Revenue       9/03 at 100.00   AAA           5,851,510
                 Refunding Bonds, 1993 Series G, 4.750%, 9/01/21
        5,000   San Joaquin Hills Transportation Corridor Agency, California, Toll        1/14 at 102.00   AAA           4,190,050
                 Road Refunding Revenue Bonds, Series 1997A, 0.000%, 1/15/17
----------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 4.7%
        3,000   City of Broomfield, Colorado, Master Facilities Lease Purchase           12/09 at 100.00   AAA           3,233,670
                 Agreement, Certificates of Participation, Series 1999, City and
                 County of Broomfield Building Corporation, 5.750%, 12/01/24
        6,000   Broomfield, Colorado, Sales and Use Tax Revenue Bonds, Series            12/12 at 100.00   Aaa           6,354,540
                 2002A Refunding and Improvement, 5.500%, 12/01/22
        2,785   City and County of Denver, Colorado, Airport System Revenue              11/02 at 102.00     A           2,846,437
                 Bonds, Series 1992B, 7.250%, 11/15/23 (Alternative Minimum
                 Tax) (Pre-refunded to 11/15/02)
        6,020   City and County of Denver, Colorado, Airport System Revenue              11/02 at 102.00     A           6,151,657
                 Bonds, Series 1992C, 6.750%, 11/15/22 (Alternative Minimum
                 Tax) (Pre-refunded to 11/15/02)
       11,465   City and County of Denver, Colorado, Airport System Revenue              11/10 at 100.00   AAA          12,489,054
                 Refunding Bonds, Series 2000A, 6.000%, 11/15/18
                 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.5%
                Town of Stratford, Connecticut, General Obligation Bonds,
                Series 2002:
        1,445    4.000%, 2/15/18                                                          2/12 at 100.00   AAA           1,366,435
        1,375    4.000%, 2/15/19                                                          2/12 at 100.00   AAA           1,281,830
          630    4.125%, 2/15/20                                                          2/12 at 100.00   AAA             593,466



34



   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 0.1%
$       3,725   Miami-Dade County Industrial Development Authority, Florida,                No Opt. Call    Ca         $   540,349
                 Special Facilities Revenue Bonds (United Air Lines, Inc. Project),
                 Series 2000, 6.050%, 3/01/35 (Alternative Minimum Tax)
                 (Mandatory put 3/01/10)#
----------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 6.1%
       15,000   City of Atlanta, Georgia, Airport General Revenue and Refunding           1/10 at 101.00   AAA          15,774,900
                 Bonds, Series 2000A, 5.600%, 1/01/30
       14,000   Fulton County Facilities Corporation, Georgia, Certificates of           11/10 at 101.00   AAA          15,123,080
                 Participation, Public Purpose Project, Series 1999,
                 5.500%, 11/01/18
        8,000   State of Georgia, General Obligation Bonds, 1995 Series C,                  No Opt. Call   AAA           9,704,400
                 7.250%, 7/01/08
----------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 10.6%
        6,500   City of Chicago, Illinois, Gas Supply Refunding Revenue Bonds,            6/05 at 102.00   Aa2           7,063,875
                 1995 Series A (Peoples Gas Project), 6.100%, 6/01/25
        5,250   City of Chicago, Illinois, Chicago Midway Airport Revenue Bonds,          1/09 at 101.00   AAA           5,219,865
                 Series 1998B, 5.000%, 1/01/28
        5,210   Illinois Housing Development Authority, Section 8 Elderly Housing         1/03 at 102.00     A           5,321,598
                 Revenue Bonds (Garden House of River Oaks West Development),
                 Series 1992A, 6.875%, 1/01/20
        1,155   Illinois Housing Development Authority, Section 8 Elderly Housing         3/03 at 102.00     A           1,185,480
                 Revenue Bonds (Village Center Development),
                 Series 1992C, 6.600%, 3/01/07
       38,645   State of Illinois, General Obligation Bonds, Illinois FIRST,              4/10 at 100.00   AAA          40,156,020
                 Series 2000, 5.500%, 4/01/25
        1,975   Lake County Community High School District No. 127, Grayslake,              No Opt. Call   AAA           2,824,329
                 Illinois, General Obligation Bonds, Series 2002A,
                 9.000%, 2/01/13
        2,270   Metropolitan Pier and Exposition Authority, Illinois, McCormick           6/12 at 101.00   AAA           2,268,229
                 Place Expansion Project Revenue Bonds, Series 2002A,
                 5.000%, 12/15/28
        5,650   Regional Transportation Authority of Cook, DuPage, Kane, Lake,              No Opt. Call   AAA           6,617,111
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 2000A, 6.000%, 7/01/11
----------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 2.6%
        3,695   Indiana Educational Facilities Authority, Educational Facilities          2/11 at 100.00   AAA           3,842,394
                 Revenue Bonds, Series 2001, Butler University Project,
                 5.500%, 2/01/26
       20,695   Indianapolis Airport Authority, Indiana, Specialty Facility Revenue      11/05 at 102.00   CCC           7,941,913
                 Bonds, Series 1995A (United Airlines, Inc. - Indianapolis
                 Maintenance Center Project), 6.500%, 11/15/31
                 (Alternative Minimum Tax)##
        3,750   Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue         2/03 at 102.00    AA           3,871,875
                 Bonds, Series 1992D, 6.750%, 2/01/20
        2,000   City of Petersburg, Indiana, Pollution Control Revenue Bonds,             8/11 at 102.00    A3           1,822,420
                 Indianapolis Power and Light Company, Series 1991 Refunding,
                 5.750%, 8/01/21
----------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.6%
        4,215   Iowa Finance Authority, Solid Waste Disposal Revenue Bonds,                 No Opt. Call   N/R           3,728,041
                 Series 1997 (IPSCO Project), 6.000%, 6/01/27
                 (Alternative Minimum Tax) (Mandatory put 6/01/07)
----------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.7%
                Jefferson County, Kentucky, School District Finance Corporation,
                School Building Revenue Bonds, Series 2000A:
        3,045    5.250%, 7/01/17                                                          1/10 at 101.00   AAA           3,243,077
        7,490    5.250%, 7/01/20                                                          1/10 at 101.00   AAA           7,882,476
----------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 0.8%
        4,500   Department of Transportation, State of Maryland, County                     No Opt. Call    AA           5,096,880
                 Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16



35



        Nuveen Municipal Market Opportunity Fund, Inc. (NMO) (continued)

                    Portfolio of INVESTMENTS October 31, 2002


   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 4.2%
$       5,150   Massachusetts Bay Transportation Authority, Assessment Bonds,             7/10 at 100.00   AAA         $ 5,248,880
                 2000 Series A, 5.250%, 7/01/30
        5,400   Massachusetts Health and Educational Facilities Authority,                1/03 at 102.00   AAA           5,526,036
                 Revenue Bonds, New England Medical Center Hospitals Issue,
                 Series F, 6.625%, 7/01/25
       10,000   Massachusetts Water Resources Authority, General Revenue                  8/10 at 101.00   AAA          10,710,100
                 Bonds, 2000 Series A, 5.750%, 8/01/39
        6,195   University of Massachusetts Building Authority, Facilities Revenue       11/10 at 100.00   AAA           6,264,694
                 Bonds, Senior Series 2000A, Commonwealth Guaranteed,
                 5.125%, 11/01/25
----------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 2.4%
        6,635   City of Detroit, Michigan, Senior Lien Water Supply System                7/11 at 101.00   AAA           7,164,274
                 Revenue Bonds, 2001 Series A, 5.750%, 7/01/28
        8,500   Michigan Strategic Fund, Limited Obligation Revenue Bonds (Waste         12/02 at 102.00   BBB           8,677,055
                 Management, Inc. Project), Series 1992, 6.625%, 12/01/12
                 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 8.4%
       13,675   State of Minnesota, General Obligation Bonds, Series 2000,               11/10 at 100.00   AAA          14,593,960
                 5.125%, 11/01/16
        4,875   Minnesota Housing Finance Agency, Single Family Mortgage Bonds,           1/11 at 101.00   AA+           5,188,316
                 1998 Series H-2 Remarketed, 6.050%, 7/01/31
                 (Alternative Minimum Tax)
       30,000   Minnesota Agricultural and Economic Development Board,                   11/10 at 101.00     A          32,036,400
                 Healthcare System Revenue Bonds, Series 2000A
                 (Fairview Health Services), 6.375%, 11/15/29
        3,465   Housing and Redevelopment Authority of the City of St. Paul,             11/15 at 103.00   AAA           4,270,266
                 Minnesota, Sales Tax Revenue Refunding Bonds (Civic Center
                 Project), Series 1996, 7.100%, 11/01/23
----------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 1.3%
        5,900   Mississippi Business Finance Corporation, Pollution Control              10/03 at 102.00  BBB-           5,465,524
                 Revenue Refunding Bonds (System Energy Resources, Inc.
                 Project), Series 1998, 5.875%, 4/01/22
        3,175   Mississippi Home Corporation, Single Family Mortgage Revenue              7/07 at 105.00   Aaa           3,413,220
                 Bonds, Series 1997D (Class 5), 6.750%, 7/01/29
                 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 3.2%
       21,000   Director of the State of Nevada, Department of Business and               1/10 at 100.00   AAA          21,474,180
                 Industry, Las Vegas Monorail Project Revenue Bonds, 1st Tier
                 Series 2000, 5.375%, 1/01/40
----------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 3.7%
          720   Pollution Control Financing Authority of Camden County, New              12/02 at 101.00    B2             713,153
                 Jersey, Solid Waste Disposal and Resource Recovery System
                 Revenue Bonds, Series 1991D, 7.250%, 12/01/10
       21,000   New Jersey Transportation Trust Fund Authority, Transportation            6/10 at 100.00  AA-***        24,204,600
                 System Bonds, 2000 Series B, 5.750%, 6/15/17
                 (Pre-refunded to 6/15/10)
----------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 1.3%
        2,995   New Mexico Mortgage Finance Authority, Single Family Mortgage             3/03 at 100.00   AAA           3,000,451
                 Program Senior Bonds, 1990 Series A (Federally Insured or
                 Guaranteed Mortgage Loans), 7.800%, 9/01/17
        5,925   New Mexico Hospital Equipment Loan Council, Hospital Revenue              8/11 at 101.00    A+           5,962,209
                 Bonds, Presbyterian Healthcare Services, Series 2001A,
                 5.500%, 8/01/21
----------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 27.3%
       10,000   Erie County Industrial Development Agency, New York, Solid Waste         12/10 at 103.00   N/R           2,212,500
                 Disposal Facility Revenue Bonds (1998 CanFibre of Lackawanna
                 Project), 9.050%, 12/01/25 (Alternative Minimum Tax)###
       11,000   Nassau County Tobacco Settlement Corporation, New York, Tobacco           7/09 at 101.00    A-          11,688,380
                 Settlement Asset-Backed Bonds, Series A, 6.400%, 7/15/33
       21,715   City of New York, New York, General Obligation Bonds, Fiscal 1996         3/06 at 101.50     A          22,671,980
                 Series I, 5.875%, 3/15/18
       10,000   City of New York, New York, General Obligation Bonds, Fiscal 1997         8/07 at 101.00     A          10,616,100
                 Series H, 6.125%, 8/01/25
                City of New York, New York, General Obligation Bonds, Fiscal
                2002 Series G:
        6,000    5.000%, 8/01/17                                                          8/12 at 100.00     A           6,034,080
       10,500    5.750%, 8/01/18                                                          8/12 at 100.00     A          11,196,990




36



   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)
$      17,870   New York City Transitional Finance Authority, New York, Future Tax        8/09 at 101.00  AA+***       $20,756,184
                 Secured Bonds, Fiscal 2000 Series A, 5.750%, 8/15/24
                 (Pre-refunded to 8/15/09)
       15,000   Dormitory Authority of the State of New York, City University               No Opt. Call    A3          15,669,900
                 System Consolidated Second General Resolution Revenue
                 Bonds, Series 1990D, 8.750%, 7/01/03
       20,000   Dormitory Authority of the State of New York, Mental Health               2/07 at 102.00   AA-          21,419,200
                 Services Facilities Improvement Revenue Bonds,
                 Series 1997A, 5.750%, 2/15/27
        4,500   New York State Energy Research and Development Authority,                 7/03 at 102.00   AAA           4,607,910
                 Gas Facilities Revenue Bonds, Series C (The Brooklyn Union Gas
                 Company Project), 5.600%, 6/01/25 (Alternative Minimum Tax)
        3,000   New York State Medical Care Facilities Finance Agency, Brookdale          2/05 at 102.00   AAA           3,381,870
                 Hospital Medical Center, Secured Hospital Revenue Bonds, 1995
                 Series A, 6.850%, 2/15/17 (Pre-refunded to 2/15/05)
        4,785   New York State Medical Care Facilities Finance Agency, Secured           11/05 at 102.00   Aa1           5,138,372
                 Mortgage Program, Health Center Projects Revenue Bonds,
                 1995Series A, 6.375%, 11/15/19
       10,000   Port Authority of New York and New Jersey, Special Project Bonds,        12/07 at 102.00   AAA          10,712,900
                 Series 6, JFK International Air Terminal LLC Project, 5.750%,
                 12/01/22 (Alternative Minimum Tax)
        7,000   Triborough Bridge and Tunnel Authority, New York, General Purpose         1/22 at 100.00  AA-***         7,637,700
                 Revenue Bonds, Series 1999B, 5.500%, 1/01/30
                 (Pre-refunded to 1/01/22)
       26,500   TSASC, Inc., New York, Tobacco Flexible Amortization Bonds,               7/09 at 101.00   Aa2          27,910,595
                 Series 1999-1, 6.250%, 7/15/34
----------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.6%
       10,500   North Carolina Eastern Municipal Power Agency, Power System               No Opt. Call     BBB          10,567,830
                 Revenue Bonds, Refunding Series 1991A, 6.250%, 1/01/03
----------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 4.4%
       22,905   City of Fargo, North Dakota, Health System Revenue Bonds,                 6/10 at 101.00   AAA          23,933,664
                 MertiCare Obligated Group, Series 2000A, 5.625%, 6/01/31
                North Dakota State Water Commission, Water Development Trust
                Fund, Water Development and Management Program Bonds, 2000
                Series A:
        2,230    5.700%, 8/01/18                                                          8/10 at 100.00   AAA           2,428,403
        2,450    5.750%, 8/01/19                                                          8/10 at 100.00   AAA           2,659,157
----------------------------------------------------------------------------------------------------------------------------------
                OHIO - 2.6%
       16,140   County of Montgomery, Ohio, Hospital Facilities Revenue Bonds,            No Opt. Call    BBB+          17,589,695
                 Series 1999 (Kettering Medical Center Network Obligated
                 Group), 6.300%, 4/01/12
----------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.2%
        3,300   Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue         12/08 at 100.00   BB-           1,651,188
                 Refunding Bonds, Series 2000B, 6.000%, 6/01/35
                 (Alternative Minimum Tax) (Mandatory put 12/01/08)
----------------------------------------------------------------------------------------------------------------------------------
                OREGON - 1.7%
                City of Portland, Oregon, Water System Revenue Bonds, 2000
                Series A:
        6,780    5.375%, 8/01/18                                                          8/10 at 100.00   Aa1           7,193,648
        3,655    5.500%, 8/01/20                                                          8/10 at 100.00   Aa1           3,952,480
----------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 6.6%
        5,000   Delaware County Industrial Development Authority, Pennsylvania,           1/08 at 102.00   BBB           5,109,550
                 Resource Recovery Revenue Bonds, Series 1997A Refunding,
                 6.200%, 7/01/19
       15,000   Delaware River Port Authority, Pennsylvania, Revenue Refunding              No Opt. Call   AAA          16,561,950
                 Bonds, Series B of 1998, 5.250%, 1/01/08
       15,050   Commonwealth of Pennsylvania, General Obligation Bonds,                   9/11 at 101.00    AA          16,275,823
                 Second Series of 2001, 5.000%, 9/15/14
        5,000   Pennsylvania Higher Education Assistance Agency, Capital                 12/10 at 100.00   AAA           5,846,500
                 Acquisition Revenue Bonds, Series of 2000, 5.875%,
                 12/15/30 (Pre-refunded to 12/15/10)
----------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 1.2%
        8,400   Children's Trust Fund, Puerto Rico, Tobacco Settlement                    5/12 at 100.00    A1           8,095,080
                 Asset-Backed Bonds, Series 2002 Refunding, 5.375%, 5/15/33




37



        Nuveen Municipal Market Opportunity Fund, Inc. (NMO) (continued)

                    Portfolio of INVESTMENTS October 31, 2002


   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 5.6%
$      24,730   Greenville County School District, South Carolina, Installment           12/12 at 101.00   AA-         $25,066,823
                 Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/22
        2,080   Three Rivers Solid Waste Authority, South Carolina, Solid Waste           1/07 at 102.00   AAA           2,113,613
                 Disposal Facilities Revenue Bonds, Series 1997, 5.300%, 1/01/27
       10,000   Tobacco Settlement Revenue Management Authority, South                    5/11 at 101.00    A1           9,826,500
                 Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.375%, 5/15/28
----------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.2%
        1,200   Health and Educational Facilities Board of the Metropolitan               7/03 at 102.00   N/R           1,092,228
                 Government of Nashville and Davidson County, Tennessee,
                 Revenue Refunding Bonds, Series 1998 (Blakeford at Green
                 Hills), 5.650%, 7/01/16
----------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 25.7%
        6,000   Alliance Airport Authority, Inc., Texas, Special Facilities Revenue      12/02 at 100.00   BB-           1,620,000
                 Bonds, Series 1990 (American Airlines, Inc. Project), 7.500%,
                 12/01/29 (Alternative Minimum Tax)
                Arlington Independent School District, Tarrant County, Texas,
                Unlimited Tax Refunding and Improvement Bonds, Series 1995:
        3,710    0.000%, 2/15/12                                                          2/05 at 67.33    Aaa           2,329,880
        3,710    0.000%, 2/15/13                                                          2/05 at 62.94    Aaa           2,173,244
       12,000   City of Austin, Texas, Hotel Occupancy Tax, Subordinate Lien             11/09 at 100.00   AAA          13,008,000
                 Revenue Refunding Bonds, Series 1999, 5.800%, 11/15/29
       14,200   Brazos River Authority, Texas, Pollution Control Revenue Refunding          No Opt. Call  Baa1          12,236,708
                 Bonds, TXU Electric Company Project, Series 2001C, 5.750%,
                 5/01/36 (Alternative Minimum Tax) (Mandatory put 11/01/11)
                Brownsville Independent School District, Cameron County, Texas,
                Unlimited Tax School Building Bonds, Series 1999:
        5,015    5.625%, 8/15/25                                                          8/09 at 100.00   AAA           5,294,987
        8,825    5.625%, 8/15/29                                                          8/09 at 100.00   AAA           9,328,202
                Clear Creek Independent School District, Galveston and Harris
                Counties, Texas, Unlimited Tax Schoolhouse and Refunding Bonds,
                Series 2000:
       17,325    5.400%, 2/15/18                                                          2/10 at 100.00   AAA          18,366,406
       10,000    5.650%, 2/15/19                                                          2/10 at 100.00   AAA          10,741,200
        6,880    5.700%, 2/15/20                                                          2/10 at 100.00   AAA           7,372,264
        8,020    5.700%, 2/15/21                                                          2/10 at 100.00   AAA           8,548,759
        6,000   Dallas-Fort Worth International Airport Facilities Improvement           11/09 at 101.00   BB-           1,620,000
                 Corporation, Texas, Revenue Refunding Bonds, American Airlines,
                 Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)
       14,375   Dallas-Fort Worth International Airport Facilities Improvement           11/07 at 100.00   BB-           5,608,550
                 Corporation, Texas, Revenue Refunding Bonds, American Airlines,
                 Inc., Series 2000C, 6.150%, 5/01/29 (Alternative Minimum Tax)
                 (Mandatory put 11/01/07)
       21,500   City of Houston, Texas, Airport System Subordinate Lien Revenue           7/10 at 100.00   AAA          22,307,755
                 Bonds, Series 2000B, 5.500%, 7/01/30
       22,500   City of Houston, Texas, Water and Sewer System Revenue                   12/10 at 100.00   AAA          22,891,725
                 Refunding Bonds, Junior Lien, Series 2000B, 5.250%, 12/01/30
        1,250   City of Houston, Texas, Water and Sewer System Revenue                   12/11 at 100.00   AAA           1,269,563
                 Refunding Bonds, Junior Lien, Series 2001A, 5.000%, 12/01/20
       15,000   San Antonio Independent School District, Bexar County, Texas,             8/09 at 100.00   AAA          17,317,500
                 Unlimited Tax School Building Bonds, Series 1999, 5.800%,
                 8/15/29 (Pre-refunded to 8/15/09)
        4,359   Texas General Services Commission, Participation Interests,               9/03 at 100.50     A           4,426,571
                 Series 1992, 7.500%, 9/01/22
        3,970   City of Wichita Falls, Wichita County, Texas, Water and Sewer             8/11 at 100.00   AAA           4,001,879
                 System Priority Lien Revenue Bonds, Series 2001,
                 5.000%, 8/01/21




38



   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 15.8%
$       5,500   Public Utility District No. 1 of Clark County, Washington, Generating     1/11 at 100.00   AAA         $ 5,602,630
                 System Revenue Refunding Bonds, Series 2000, 5.125%, 1/01/20
        2,755   Cowlitz County, Washington, Special Sewer Revenue Refunding                 No Opt. Call   AAA           3,107,805
                 Bonds, Series 2002, CSOB Wastewater Treatment Facilities,
                 5.500%, 11/01/16
       10,000   Energy Northwest, Washington, Nuclear Project No. 3 Electric              7/11 at 101.00   AAA          10,819,600
                 Revenue Bonds, Series 2001A Refunding, 5.500%, 7/01/17
        2,500   King County, Washington, Sewer Revenue Bonds, Series 2001,                1/12 at 100.00   AAA           2,495,100
                 5.000%, 1/01/23
       33,490   Port of Seattle, Washington, Revenue Bonds, Series 2000A,                 8/10 at 100.00   AAA          35,114,265
                 5.625%, 2/01/30
        6,950   Port of Seattle, Washington, Revenue Bonds, Series 2000B,                 8/10 at 100.00   AAA           7,223,413
                 5.625%, 2/01/24 (Alternative Minimum Tax)
                Seattle, Washington, General Obligation Bonds, Series 2002
                Refunding and Improvement:
        6,165    4.400%, 12/01/19                                                        12/12 at 100.00   AAA           5,906,563
        6,445    4.500%, 12/01/20                                                        12/12 at 100.00   AAA           6,231,735
        6,630   City of Tacoma, Washington, Electric System Revenue Bonds,                1/11 at 101.00   AAA           7,315,741
                 Series 2001A Refunding, 5.750%, 1/01/17
        9,000   State of Washington, Motor Vehicle Fuel Tax General Obligation            1/12 at 100.00   AAA           9,101,700
                 Bonds, Series 2002C, 5.000%, 1/01/21
        7,890   Washington State Higher Education Facilities Authority, Revenue          11/09 at 101.00    AA           8,458,790
                 Bonds, Pacific Lutheran University Project, Series 1999,
                 5.950%, 11/01/29
        3,520   Washington State Health Care Facilities Authority, Revenue Bonds,        10/11 at 100.00   Aaa           3,500,673
                 Children's Hospital and Regional Medical Center,
                 Series 2001, 5.000%, 10/01/21
----------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 0.2%
        1,250   Wisconsin Health and Educational Facilities Authority, Revenue            3/08 at 101.00   N/R           1,062,250
                 Refunding Bonds, Series 1998 (United Lutheran Program for
                 the Aging, Inc.), 5.700%, 3/01/28
----------------------------------------------------------------------------------------------------------------------------------
                WYOMING - 0.4%
        2,800   Town of Jackson, Wyoming, National Rural Utilities Cooperative            5/07 at 101.00     A           2,907,800
                 Finance Corporation, Guaranteed Gas Supply Revenue Bonds
                 (Lower Valley Power & Light, Inc. Project), Series 1997B,
                 5.875%, 5/01/26 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
$   1,022,024   Total Long-Term Investments (cost $1,001,776,097) - 154.4%                                           1,026,546,620
=============---------------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - 2.8%                                                                   18,366,949
                 -----------------------------------------------------------------------------------------------------------------
                 Preferred Shares, at Liquidation Value - (57.2)%                                                     (380,000,000)
                 -----------------------------------------------------------------------------------------------------------------
                 Net Assets Applicable to Common Shares - 100%                                                        $664,913,569
                 =================================================================================================================


     (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

     * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

     ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

     ***  Securities are backed by an escrow or trust containing sufficient U.S.
          Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

     N/R  Investment is not rated.

     #    On December 9, 2002, UAL Corporation, the holding company of United
          Air Lines, Inc., filed for federal bankruptcy protection. Subsequent to the reporting period, the Adviser determined that it was likely
          United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

     ##   On December 9, 2002, UAL Corporation, the holding company of United
          Air Lines, Inc., filed for federal bankruptcy protection. The Adviser believes United will remain current on their interest payment obligations with respect to these bonds, which relate to essential operating facilities.

     ###  Non-income producing security. In September of 2002, the Erie County
          Acquisition Corporation, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Lackawanna) took possession of the CanFibre of Lackawanna assets on behalf of the various Nuveen Funds. Erie County Acquisition
          Corporation, Inc. has determined that a sale of the facility is in the best interests of shareholders and is proceeding accordingly.

See accompanying notes to financial statements.

39



                            Nuveen Dividend Advantage Municipal Fund (NAD)

                            Portfolio of
                                  INVESTMENTS October 31, 2002


   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.3%
$       1,500   Alabama 21st Century Authority, Tobacco Settlement Revenue                6/10 at 102.00   Aa1         $ 1,492,740
                 Bonds, Series 2000, 5.750%, 12/01/20
----------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 2.6%
       15,000   Maricopa County Pollution Control Corporation, Arizona, Pollution           No Opt. Call   BB+          15,134,700
                 Control Revenue Bonds, El Paso Electric Company, Series 1994A
                 Remarketing, 6.375%, 7/01/14 (Mandatory put 8/01/05)
----------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 1.8%
        9,375   Sacramento County Sanitation Districts Financing Authority,              12/05 at 101.00    AA          10,296,469
                 California, Revenue Bonds, Series 2000A (Sacramento
                 Regional County Sanitation District), 5.875%, 12/01/27
----------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 2.6%
       10,000   City and County of Denver, Colorado, Airport Revenue Bonds,              11/06 at 101.00   AAA          10,409,400
                 Series 1996D, 5.500%, 11/15/25
        1,475   City and County of Denver, Colorado, Multifamily Housing Revenue         10/07 at 102.00   AAA           1,514,663
                 Bonds (FHA-Insured Mortgage Loan - Boston Lofts Project),
                 Series 1997A, 5.750%, 10/01/27 (Alternative Minimum Tax)
        3,205   City and County of Denver, Colorado, Airport Special Facilities           1/09 at 101.00   AAA           3,600,497
                 Revenue Bonds (Rental Car Projects), Series 1999A, 6.000%,
                 1/01/12 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.5%
                Connecticut Development Authority, Health Facility Refunding
                Revenue Bonds, Alzheimer's Resource Center of Connecticut, Inc.
                Project, Series 1994A:
          560    6.875%, 8/15/04                                                          No Opt. Call     N/R             560,526
        2,700    7.125%, 8/15/14                                                          8/04 at 102.00   N/R           2,625,345
----------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 2.7%
        1,630   Florida Housing Finance Agency, Housing Revenue Bonds, 1997              12/07 at 102.00   AAA           1,708,485
                 Series F (Mar Lago Village Apartments Project), 5.800%,
                 12/01/17 (Alternative Minimum Tax)
       13,625   Martin County Industrial Development Authority, Florida, Industrial      12/04 at 102.00  BBB-          14,031,570
                 Development Revenue Bonds, Indiantown Cogeneration Project,
                 Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 1.4%
        4,000   Forsyth County Water and Sewerage Authority, Georgia,                     4/10 at 102.00  AA***          4,689,080
                 Series 2000, 6.000%, 4/01/25 (Pre-refunded to 4/01/10)
        3,500   Hospital Authority of Hall County and the City of Gainesville,            5/09 at 101.00   AAA           3,638,705
                 Georgia, Revenue Anticipation Certificates (Northeast Georgia
                 Health System, Inc. Project), Series 1999, 5.500%, 5/15/29
----------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 1.0%
        1,195   Idaho Housing and Finance Association, Single Family Mortgage             7/09 at 101.00   Aa2           1,239,334
                 Bonds, 1999 Series E, 5.750%, 1/01/21 (Alternative Minimum Tax)
        2,190   Idaho Housing and Finance Association, Single Family Mortgage             1/10 at 100.00   Aa2           2,307,844
                 Bonds, 2000 Series D, 6.350%, 7/01/22 (Alternative Minimum Tax)
        2,000   Idaho Housing and Finance Association, Single Family Mortgage             7/10 at 100.00   Aaa           2,106,600
                 Bonds, 2000 Series E, 5.950%, 7/01/20 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 33.8%
        3,635   Village of Channahon, Illinois, Revenue Refunding Bonds,                 12/09 at 102.00  BBB+           3,758,408
                 Series 1999 (Morris Hospital), 5.750%, 12/01/12
       22,750   City of Chicago, Illinois, General Obligation Bonds, Emergency              No Opt. Call   AAA          24,899,875
                 Telephone System, Refunding Series 1999, 5.500%, 1/01/23
        7,250   School Reform Board of Trustees of the Board of Education of the            No Opt. Call   AAA           7,964,125
                 City of Chicago, Illinois, Unlimited Tax General Obligation Bonds
                 (Dedicated Tax Revenues), Series 1999A, 5.500%, 12/01/26



40


   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)
                City of Chicago, Illinois, Multifamily Housing Revenue Bonds
                (Archer Court Apartments), Series 1999A (FHA-Insured/GNMA):
$         965    5.500%, 12/20/19 (Alternative Minimum Tax)                              10/10 at 101.00   AAA         $   994,519
        1,210    5.600%, 12/20/29 (Alternative Minimum Tax)                              10/10 at 101.00   AAA           1,231,816
        1,925   City of Chicago, Illinois, Multifamily Housing Revenue Bonds             10/10 at 101.00   AAA           1,957,995
                 (Archer Court Apartments), Series 1999A (FHA-Insured/GNMA),
                  5.650%, 12/20/40 (Alternative Minimum Tax)
        4,940   City of Chicago, Illinois, Wastewater Transmission Revenue Bonds,         1/06 at 102.00   AAA           4,957,883
                 Series 1995, 5.125%, 1/01/25
        3,250   City of Chicago, Illinois, Water Revenue Bonds,                          11/06 at 102.00   AAA           3,230,240
                 Series 1995, 5.000%, 11/01/25
        5,000   City of Chicago, Illinois, Water Revenue Bonds,                          11/07 at 102.00   AAA           5,076,300
                 Series 1997, 5.250%, 11/01/27
       24,835   Illinois Development Finance Authority, Refunding Revenue Bonds,          9/07 at 102.00   AAA          25,948,601
                 Series 1999 (Presbyterian Home Lake Forest Project),
                 5.625%, 9/01/31
        3,935   Illinois Development Finance Authority, Local Government Program            No Opt. Call   Aaa           2,214,854
                 Revenue Bonds, Series 1999A (Round Lake Community Unit
                 School District Number 116 Project), 0.000%, 1/01/15
        2,750   Illinois Educational Facilities Authority, Revenue Refunding Bonds,       9/09 at 100.00   AAA           2,964,885
                 MJH Education Assistance Illinois LLC, Series 1998D,
                 5.450%, 9/01/14
                Illinois Health Facilities Authority, Revenue Bonds, Series 1997A
                (Loyola University Health System):
        1,600    5.000%, 7/01/24 (Pre-refunded to 7/01/07)                                7/07 at 101.00   AAA           1,774,768
        5,400    5.000%, 7/01/24                                                          7/07 at 101.00   AAA           5,353,776
        5,490   Illinois Health Facilities Authority, Revenue Refunding Bonds,            2/07 at 102.00    A-           5,569,550
                 Series 1996B (Sarah Bush Lincoln Health Center),
                 5.500%, 2/15/16
       17,280   Illinois Health Facilities Authority, Converted Adjustable Rate          10/07 at 102.00   AAA          20,152,282
                 Revenue Bonds, Series 1991A (Highland Park Hospital),
                 6.000%, 10/01/15 (Pre-refunded to 10/01/07)
        9,960   Illinois Health Facilities Authority, Revenue Bonds, University of        8/11 at 103.00   Aa1          10,638,774
                 Chicago Project, Series 1985A Remarketed, 5.500%, 8/01/20
        7,245   Illinois Health Facilities Authority, Revenue Refunding Bonds,            1/03 at 100.00   BB+           7,158,640
                 Series 1991 (Proctor Community Hospital Project),
                 7.375%, 1/01/23
                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Refunding Bonds, Series 1996A:
        9,750    0.000%, 12/15/22                                                           No Opt. Call   AAA           3,298,035
       13,000    0.000%, 12/15/23                                                           No Opt. Call   AAA           4,141,150
       20,500   Metropolitan Pier and Exposition Authority, Illinois, McCormick          12/09 at 101.00   AAA          21,420,040
                 Place Expansion Project Bonds, Series 1999A, 5.500%, 12/15/24
                Regional Transportation Authority, Cook, DuPage, Kane, Lake,
                McHenry and Will Counties, Illinois, General Obligation Bonds,
                Series 1999:
       22,650    5.750%, 6/01/19                                                            No Opt. Call   AAA          25,889,856
        3,500    5.750%, 6/01/23                                                            No Opt. Call   AAA           3,948,875
        5,000   Robbins, Illinois, Resources Recovery Revenue Bonds, Restructuring          No Opt. Call   N/R           2,206,250
                 Project (Guaranteed by Foster Wheeler), Series 1999C, 7.250%,
                 10/15/24 (Alternative Minimum Tax)
        4,500   Will County School District No. 122, New Lenox, Illinois, General           No Opt. Call   Aaa           2,016,630
                 Obligation Bonds, Series 2000B, 0.000%, 11/01/18
----------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 3.7%
        8,000   Indiana Health Facility Financing Authority, Hospital Revenue Bonds,      8/10 at 101.50   AAA           8,272,640
                 Clarian Health Obligated Group, Series 2000A, 5.500%, 2/15/26
        8,755   Indiana Health Facility Financing Authority, Hospital Revenue Bonds      11/09 at 101.00   AAA           9,047,505
                 (Charity Obligated Group), Series 1999D, 5.500%, 11/15/24
        4,190   City of Indianapolis, Indiana, Economic Development Revenue               6/09 at 101.00   Aa3           4,394,849
                 Bonds (Park Tudor Foundation, Inc., Project), Series 1999,
                 5.700%, 6/01/24
----------------------------------------------------------------------------------------------------------------------------------
                IOWA - 2.0%
       11,175   Iowa Higher Education Loan Authority, Private College Facility           10/10 at 102.00   N/R          11,710,059
                 Revenue Bonds (Waldorf College Project), Series 1999,
                 7.375%, 10/01/19



41



           Nuveen Dividend Advantage Municipal Fund (NAD) (continued)

                    Portfolio of INVESTMENTS October 31, 2002


   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.6%
$       3,825   City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds,          10/06 at 101.00   AAA         $ 3,574,042
                 Series 1999, 4.000%, 10/01/18
----------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 5.8%
        3,030   Hardin County School District Finance Corporation, Kentucky,              2/10 at 101.00   Aa3           3,290,671
                 School Building Revenue Bonds, Series 2000, 5.750%, 2/01/20
                Kentucky Economic Development Finance Authority, Hospital
                System Refunding and Improvement Revenue Bonds, Series
                1997 (Appalachian Regional Healthcare, Inc. Project):
        1,850    5.850%, 10/01/17                                                         4/08 at 102.00   BB-           1,654,529
        5,000    5.875%, 10/01/22                                                         4/08 at 102.00   BB-           4,346,200
                City of Newport Public Properties Corporation, Kentucky, First
                Mortgage Revenue Bonds, Series 2000A (Public Parking and Plaza
                Project):
       17,240    8.375%, 1/01/18                                                          7/10 at 104.00   N/R          16,789,346
        3,000    8.500%, 1/01/27                                                          7/10 at 104.00   N/R           2,906,100
        4,985    8.375%, 1/01/27                                                          7/10 at 104.00   N/R           4,716,358
----------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 1.9%
        2,245   City of Lafayette, State of Louisiana, Public Improvement Sales           5/10 at 101.50   AAA           2,383,382
                 Tax Bonds, Series 2000B, 5.625%, 5/01/25
        9,545   Tobacco Settlement Financing Corporation, Louisiana, Asset-Backed         5/11 at 101.00    A1           8,720,312
                 Bonds, Series 2001B, 5.500%, 5/15/30
----------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 0.9%
        5,000   Community Development Administration, Maryland, Department                9/09 at 100.00   Aa2           5,239,850
                 of Housing and Community Development, Residential Revenue
                 Bonds, 2000 Series G, 5.950%, 9/01/29
                 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 1.9%
        1,500   Boston Industrial Development Financing Authority, Massachusetts,         9/12 at 102.00   N/R           1,482,750
                 Subordinate Revenue Bonds, Crosstown Center Project,
                 Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)
          785   Massachusetts Port Authority, Special Facilities Revenue Bonds            9/06 at 102.00   AAA             830,522
                 (US Air Project), Series 1996-A, 5.875%, 9/01/23
                 (Alternative Minimum Tax)
        7,000   Massachusetts Port Authority, Special Facilities Revenue Bonds            7/07 at 102.00   AAA           7,245,980
                 (BOSFUEL Project), Series 1997, 5.500%, 7/01/18
                 (Alternative Minimum Tax)
        1,360   Massachusetts Housing Finance Agency, Single Family Housing              12/04 at 102.00    AA           1,415,515
                 Revenue Bonds, Series 32, 6.600%, 12/01/26
                 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 1.6%
        5,000   City of Detroit, Michigan, Water Supply System Revenue (Senior            7/11 at 100.00   AAA           5,099,000
                 Lien) Bonds, 2001 Series A, 5.250%, 7/01/33
        4,000   Charter County of Wayne, Michigan, Detroit Metropolitan Wayne            12/08 at 101.00   AAA           4,163,640
                 County Airport Revenue Bonds, Series 1998A, 5.375%,
                 12/01/16 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.8%
        2,250   Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,         4/11 at 101.00   N/R           1,523,340
                 Special Facilities Revenue Bonds, Northwest Airlines, Inc. Project,
                 Series 2001A, 7.000%, 4/01/25 (Alternative Minimum Tax)
        3,120   Minnesota Housing Finance Agency, Single Family Mortgage Bonds,           1/10 at 101.00   AA+           3,225,643
                 1998 Series H-1 Fixed-Rate Remarketing, 5.650%, 7/01/31
                 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 1.4%
                Health and Educational Facilities Authority of the State of
                Missouri, SSM Healthcare Revenue Bonds, Series 2001A:
        4,370    5.250%, 6/01/21                                                          6/11 at 101.00   AAA           4,463,868
        3,670    5.250%, 6/01/28                                                          6/11 at 101.00   AAA           3,730,922




42



   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 1.2%
$       5,460   Montana Board of Housing, Single Family Program Bonds, 2000              12/09 at 100.00   AA+         $ 5,785,525
                 Series A-2, 6.450%, 6/01/29 (Alternative Minimum Tax)
        1,000   Montana Higher Education Student Assistance Corporation,                 12/09 at 100.00    A2           1,046,250
                 Student Loan Revenue Bonds, Subordinate Series 1999B,
                 6.400%, 12/01/32 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 0.4%
        2,000   Nebraska Higher Education Loan Program, Inc., Senior Subordinate            No Opt. Call   AAA           2,218,020
                 Bonds, Series A-5A, 6.200%, 6/01/13 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 1.7%
        9,715   New Hampshire Housing Finance Authority, Single Family Mortgage           7/05 at 102.00   Aa2          10,204,247
                 Acquisition Revenue Bonds, 1995 Series D, 6.550%, 7/01/26
                 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 8.2%
        4,000   New Jersey Higher Education Student Assistance Authority,                 6/10 at 101.00   AAA           4,434,720
                 Student Loan Revenue Bonds, 2000 Series A, 6.000%,
                 6/01/13 (Alternative Minimum Tax)
        2,000   New Jersey Healthcare Facilities Financing Authority, Jersey City         8/11 at 100.00   AAA           2,006,240
                 Medical Center Issue, FHA-Insured Mortgage Bonds,
                 Series 2001, 4.800%, 8/01/21
       15,600   New Jersey Economic Development Authority, Solid Waste                      No Opt. Call   N/R          11,271,000
                 Facilities Revenue Bonds (Bridgewater Resources, Inc. Project),
                 Series 1999B, 8.250%, 6/01/19 (Alternative Minimum Tax)#
        4,130   New Jersey Transit Corporation, Federal Transit Administration              No Opt. Call   AAA           4,700,973
                 Grants, Certificates of Participation, Series 2002A,
                 5.500%, 9/15/13
        4,000   New Jersey Transportation Trust Fund Authority, Transportation              No Opt. Call   AA-           4,602,800
                 System Bonds, 1999 Series A, 5.750%, 6/15/18
       10,000   Port Authority of New York and New Jersey, Special Project Bonds,        12/07 at 102.00   AAA          11,251,700
                 Series 6, JFK International Air Terminal LLC Project, 5.900%,
                 12/01/17 (Alternative Minimum Tax)
       10,000   Tobacco Settlement Financing Corporation, New Jersey, Tobacco             6/12 at 100.00    A1           9,542,300
                 Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32
----------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 18.8%
        1,940   County of Cattaraugus Industrial Development Agency, New York,              No Opt. Call   N/R           1,757,136
                 Tax-Exempt Industrial Development Revenue Bonds, Series
                 1999A (Laidlaw Energy & Environmental, Inc. Project),
                  8.500%, 7/01/21 (Alternative Minimum Tax)
        5,000   Long Island Power Authority, New York, Electric System General            6/08 at 101.00   AAA           5,111,100
                 Revenue Bonds, Series 1998A, 5.250%, 12/01/26
                County of Nassau, New York, General Obligation Serial General
                Improvement Bonds, Series B:
        4,005    5.250%, 6/01/19                                                          6/09 at 102.00   AAA           4,194,957
        7,005    5.250%, 6/01/21                                                          6/09 at 102.00   AAA           7,241,769
        7,005   County of Nassau, New York, General Obligations, Serial General           6/09 at 102.00   AAA           7,291,855
                 Improvement Bonds, Series B, 5.250%, 6/01/20
        2,000   City of New York, New York, General Obligation Bonds, Fiscal 1998         2/08 at 101.00   AAA           2,139,820
                 Series E, 5.250%, 8/01/14
       14,000   City of New York, New York, General Obligation Bonds, Fiscal 1998         2/08 at 101.00   AAA          14,633,500
                 Series F, 5.375%, 8/01/19
                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal 1998 Series A:
        2,525    5.000%, 8/15/27 (Pre-refunded to 8/15/07)                                8/07 at 101.00  AA+***         2,809,366
           50    5.000%, 8/15/27                                                          8/07 at 101.00   AA+              50,068
       10,835   New York City Transitional Finance Authority, New York, Future            5/10 at 101.00  AA+***        12,387,222
                 Tax Secured Bonds, Fiscal 2000 Series C, 5.500%, 11/01/29
                 (Pre-refunded to 5/01/10)
                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal 2000 Series A:
       10,000    5.750%, 8/15/24 (Pre-refunded to 8/15/09)                                8/09 at 101.00  AA+***        11,615,100
        1,515    5.500%, 11/01/29 (Pre-refunded to 5/01/10)                               5/10 at 101.00  AA+***         1,732,039
        4,470   Dormitory Authority of the State of New York, Mental Health               2/06 at 102.00   AAA           4,533,698
                 Services Facilities Improvement Revenue Bonds,
                 Series 1996B, 5.125%, 8/15/21




43



           Nuveen Dividend Advantage Municipal Fund (NAD) (continued)

                    Portfolio of INVESTMENTS October 31, 2002


   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)
$       4,400   Dormitory Authority of the State of New York, Mental Health               2/07 at 102.00   AAA         $ 4,572,612
                 Services Facilities Improvement Revenue Bonds,
                 Series 1996E, 5.250%, 2/15/18
        2,170   Dormitory Authority of the State of New York, Frances Schervier           7/07 at 102.00    AA           2,286,616
                 Home and Hospital Insured Revenue Bonds (Franciscan Health
                 Partnership Obligated Group), Series 1997, 5.500%, 7/01/17
        7,500   Dormitory Authority of the State of New York, Secured Hospital            2/08 at 101.50   AAA           7,751,550
                 Revenue Refunding Bonds, Wyckoff Heights Medical Center,
                 Series 1998H, 5.300%, 8/15/21
       10,000   Dormitory Authority of the State of New York, City University             7/09 at 101.00   AAA          10,546,600
                 System Consolidated Third General Resolution Revenue Bonds,
                 1999 Series 1, 5.500%, 7/01/29
        2,000   Dormitory Authority of the State of New York, City University             1/08 at 102.00   AAA           2,068,280
                 System Consolidated Third General Resolution Revenue Bonds,
                 1997 Series 1, 5.375%, 7/01/24
        7,500   New York State Urban Development Corporation, Correctional                1/06 at 102.00   AAA           7,734,525
                 Facilities Revenue Bonds, Series 6, 5.375%, 1/01/25
----------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.6%
        3,000   County of Wake, North Carolina, General Obligation School Bonds,          2/11 at 102.00   AAA           3,250,230
                 Series 2001B, 5.250%, 2/01/17
----------------------------------------------------------------------------------------------------------------------------------
                OHIO - 4.4%
        2,300   Amherst Exempted Village School District, Ohio, General Obligation       12/11 at 100.00   Aaa           2,358,834
                  Unlimited Tax School Improvement Bonds, Series 2001,
                  5.125%, 12/01/21
        3,635   County of Franklin, Ohio, Multifamily Housing Mortgage Revenue            1/05 at 103.00    Aa           3,673,676
                 Bonds, Series 1994A (FHA-Insured Mortgage Loan - Hamilton
                 Creek Apartments Project), 5.550%, 7/01/24
                 (Alternative Minimum Tax)
        5,750   Ohio Water Development Authority, Solid Waste Disposal Revenue            9/08 at 102.00   N/R           5,240,493
                 Bonds, Bay Shore Power Project, Convertible Series 1998A,
                 5.875%, 9/01/20 (Alternative Minimum Tax)
       13,700   Ohio Water Development Authority, Solid Waste Disposal Revenue            9/09 at 102.00   N/R          13,589,578
                 Bonds, Bay Shore Power Project, Convertible Series 1998B,
                 6.625%, 9/01/20 (Alternative Minimum Tax)
        1,115   Warren County, Ohio, General Obligation Special Assessment               12/07 at 101.00   Aa2           1,207,545
                 Bonds, Waterstone Boulevard, Series 1997, 5.500%, 12/01/17
----------------------------------------------------------------------------------------------------------------------------------
                OREGON - 0.4%
        2,255   Portland, Oregon, Downtown Waterfront Urban Renewal and                   6/10 at 101.00   Aaa           2,412,061
                 Redevelopment Bonds, 2000 Series A, 5.500%, 6/15/20
----------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 5.8%
                Allegheny County Hospital Development Authority, Pennsylvania,
                Health System Revenue Bonds, West Penn Allegheny Health System,
                Series 2000B:
        3,480    9.250%, 11/15/22                                                        11/10 at 102.00    B+           3,825,808
        4,000    9.250%, 11/15/30                                                        11/10 at 102.00    B+           4,379,600
        2,460   Carbon County Industrial Development Authority, Pennsylvania,               No Opt. Call  BBB-           2,586,173
                 Resource Recovery Revenue Refunding Bonds, 2000 Series
                 (Panther Creek Partners Project), 6.650%, 5/01/10
                 (Alternative Minimum Tax)
       18,900   City of Philadelphia, Pennsylvania, Airport Revenue Refunding             6/08 at 102.00   AAA          19,667,718
                 Bonds, Series 1998A (Philadelphia Airport System), 5.500%,
                 6/15/18 (Alternative Minimum Tax)
        3,205   School District of Philadelphia, Pennsylvania, General Obligation         8/12 at 100.00   AAA           3,549,505
                 Bonds, Series 2002B, 5.625%, 8/01/16
----------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 3.0%
        2,015   City of Central Falls, Rhode Island, General Obligation School            5/09 at 102.00    AA           2,216,984
                 Bonds, 6.250%, 5/15/20
        3,500   Providence Redevelopment Agency, Rhode Island, Revenue Bonds              4/10 at 101.00   Aaa           3,741,605
                 (Public Safety and Municipal Building Projects), 1999 Series A,
                 5.750%, 4/01/29
       12,000   Tobacco Settlement Financing Corporation of Rhode Island,                 6/12 at 100.00    A1          11,602,080
                 Asset-Backed Bonds, Series 2002A, 6.125%, 6/01/32






44




   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 3.1%
$       5,260   Memphis-Shelby County Airport Authority, Tennessee, Airport               3/10 at 101.00   AAA         $ 5,684,745
                 Revenue Bonds, Series 1999D, 6.000%, 3/01/24
                 (Alternative Minimum Tax)
        2,425   Memphis-Shelby County Airport Authority, Tennessee, Airport               3/11 at 100.00   AAA           2,439,865
                 Revenue Bonds, Series 2001B, 5.125%, 3/01/26
        6,990   Tennessee Housing Development Agency, Homeownership Program               7/10 at 101.00    AA           7,497,684
                 Bonds, Issue 2000-1, 6.375%, 7/01/25 (Alternative Minimum Tax)
        2,500   Tennessee Housing Development Agency, Homeownership Program               7/10 at 100.00    AA           2,657,525
                 Bonds, Issue 2000-2B, 6.250%, 1/01/20 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 14.9%
        1,000   Alliance Airport Authority, Inc., Texas, Special Facilities Revenue      12/02 at 100.00   BB-             270,000
                 Bonds, Series 1990 (American Airlines, Inc. Project), 7.500%,
                 12/01/29 (Alternative Minimum Tax)
       10,000   City of Austin, Texas, Airport System Prior Lien Revenue Bonds,          11/05 at 102.00   AAA          10,986,900
                 Series 1995A, 6.125%, 11/15/25 (Alternative Minimum Tax)
        4,675   Carrollton-Farmers Branch Independent School District, Dallas             2/09 at 100.00   AAA           5,402,103
                 County, Texas, School Building Unlimited Tax Bonds, Series
                 1999, 6.000%, 2/15/20 (Pre-refunded to 2/15/09)
                Coppell Independent School District, Dallas County, Texas,
                Unlimited Tax School Building and Refunding Bonds, Series 1999:
        5,130    0.000%, 8/15/20                                                           8/09 at 52.47   AAA           1,863,473
        7,000    0.000%, 8/15/21                                                           8/09 at 49.48   AAA           2,382,170
        7,345    0.000%, 8/15/23                                                           8/09 at 44.01   AAA           2,204,896
        7,000    0.000%, 8/15/24                                                           8/09 at 41.50   AAA           1,979,040
        7,350    0.000%, 8/15/25                                                           8/09 at 39.14   AAA           1,958,408
        7,000    0.000%, 8/15/26                                                           8/09 at 36.91   AAA           1,757,700
        3,000   Dallas-Fort Worth International Airport Facilities Improvement           11/05 at 100.00   BB-           1,470,000
                 Corporation, Texas, Revenue Refunding Bonds, Series 2000B,
                 American Airlines, 6.050%, 5/01/29 (Alternative Minimum Tax)
                 (Mandatory put 11/01/05)
        6,000   Dallas-Fort Worth International Airport Facilities Improvement           11/07 at 100.00   BB-           2,340,960
                 Corporation, Texas, Revenue Refunding Bonds, Series 2000C,
                 American Airlines, 6.150%, 5/01/29 (Alternative Minimum Tax)
                 (Mandatory put 11/01/07)
                Harris County Health Facilities Development Corporation, Revenue
                Refunding Bonds, Texas, Christus Health, Series 1999A:
       12,000    5.375%, 7/01/24                                                          7/09 at 101.00   AAA          12,164,520
       11,000    5.375%, 7/01/29                                                          7/09 at 101.00   AAA          11,143,880
       12,150   Harris County Housing Finance Corporation, Texas, Multifamily             7/09 at 102.00    BB           9,434,475
                 Housing Revenue Bonds (Windfern Pointe and Waterford Place
                 Apartments Projects), 1999 Senior Series A, 6.000%, 7/01/29##
        2,810   Harris County Housing Finance Corporation, Texas, Multifamily             7/12 at 103.00   CCC             843,000
                 Housing Revenue Bonds (Windfern Pointe and Waterford Place
                 Apartments Projects), 1999 Junior Subordinate Lien Series D,
                 9.000%, 7/01/29##
        2,500   Jefferson County, Texas, Certificates of Obligation, Series 2000,         8/10 at 100.00   AAA           2,927,350
                 6.000%, 8/01/25 (Pre-refunded to 8/01/10)
        4,245   Laredo Independent School District, Webb County, Texas, Unlimited         8/09 at 100.00   AAA           4,320,646
                 Tax School Building Bonds, Series 1999, 5.250%, 8/01/24
        2,000   City of Laredo, Texas, Sports Venue Sales Tax Revenue Bonds,              3/09 at 100.00   AAA           2,038,720
                 Series 2001, 5.300%, 3/15/26
        1,500   City of Port Arthur, Jefferson County, Texas, General Obligation          2/07 at 100.00   AAA           1,504,770
                 Bonds, Series 1997, 5.000%, 2/15/21
       10,000   Tarrant County Health Facilities Development Corporation, Texas,          2/08 at 102.00   AAA          10,351,000
                 Health Resources System Revenue Bonds, Series 1997A,
                 5.250%, 2/15/17



45



           Nuveen Dividend Advantage Municipal Fund (NAD) (continued)

                    Portfolio of INVESTMENTS October 31, 2002


   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                UTAH - 1.8%
$         485   Utah Housing Finance Agency, Single Family Mortgage Bonds,                7/04 at 102.00   AAA         $   503,042
                 1994 Issue F (Federally Insured or Guaranteed Mortgage Loans),
                 7.000%, 7/01/27 (Alternative Minimum Tax)
                Utah Housing Finance Agency, Single Family Mortgage Bonds, 1999
                Series C-2, Class I Bonds:
        3,000    5.700%, 7/01/19 (Alternative Minimum Tax)                                1/10 at 101.50   AAA           3,121,560
        1,365    5.750%, 7/01/21 (Alternative Minimum Tax)                                1/10 at 101.50    AA           1,423,122
        2,410   Utah Housing Finance Agency, Single Family Mortgage Bonds,                7/09 at 101.00    AA           2,550,262
                 1999 Series D (Federally Insured or Guaranteed Loans), 5.850%,
                 7/01/21 (Alternative Minimum Tax)
          800   Utah Housing Finance Agency, Single Family Mortgage Bonds, 1999           7/09 at 101.50   Aa2             851,352
                 Series F, 6.300%, 7/01/21 (Alternative Minimum Tax)
        1,800   Utah Housing Finance Agency, Single Family Mortgage Bonds, 2000           7/10 at 100.00   AA-           1,921,590
                 Series F-2, Class III, 6.000%, 1/01/15 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.4%
        4,815   Metropolitan Washington Airports Authority, Virginia, Airport            10/04 at 100.00   AAA           4,913,370
                 System Revenue Bonds, Series 1994A, 5.500%, 10/01/24
                 (Alternative Minimum Tax)
        3,395   Virginia Small Business Financing Authority, Industrial Development      11/09 at 102.00   N/R           3,412,111
                 Revenue Bonds (S.I.L. Clean Water, L.L.C. Project), Series 1999,
                 7.250%, 11/01/24 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 9.5%
                Port of Seattle, Washington, Special Facility Revenue Bonds
                (Terminal 18 Project), Series 1999B:
        1,755    6.000%, 9/01/15 (Alternative Minimum Tax)                                3/10 at 101.00   AAA           1,934,466
        2,590    6.000%, 9/01/16 (Alternative Minimum Tax)                                3/10 at 101.00   AAA           2,836,128
                Port of Seattle, Washington, Special Facility Revenue Bonds
                (Terminal 18 Project), Series 1999C:
          875    6.000%, 9/01/15 (Alternative Minimum Tax)                                3/10 at 101.00   AAA             964,478
        1,260    6.000%, 9/01/16 (Alternative Minimum Tax)                                3/10 at 101.00   AAA           1,379,738
        9,760   City of Tacoma, Washington, Electric System Revenue Bonds,                1/11 at 101.00   AAA          10,391,765
                 Series 2001A Refunding, 5.625%, 1/01/21
        5,000   Tobacco Settlement Authority, Washington, Tobacco Settlement              6/13 at 100.00    A1           4,972,800
                 Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26
                 (WI, settling 11/05/02)
       11,605   State of Washington, Certificates of Participation, Washington            7/09 at 100.00   AAA          12,498,701
                 State Convention and Trade Center, 1999 Series,
                 5.250%, 7/01/16
        3,350   State of Washington, General Obligation Compound Interest Bonds,            No Opt. Call   AAA           1,567,666
                 Series 1999S-2, 0.000%, 1/01/18
                State of Washington, General Obligation Compound Interest Bonds,
                Series 1999S-3:
       17,650    0.000%, 1/01/20                                                            No Opt. Call   AA+           7,202,436
       18,470    0.000%, 1/01/21                                                            No Opt. Call   AA+           7,028,204
        4,800   Washington Public Power Supply System, Nuclear Project No. 3              7/07 at 102.00   AAA           5,159,280
                 Refunding Revenue Bonds, Series 1997-A, 5.250%, 7/01/16
----------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 6.0%
        3,810   City of La Crosse, Wisconsin, Industrial Development Refunding           12/08 at 102.00   AAA           4,093,310
                 Revenue Bonds, Series 1997C, Dairyland Power Cooperative
                 Project, 5.550%, 2/01/15
        3,800   Wisconsin Health and Educational Facilities Authority, Series 1999        5/09 at 101.00     A           3,768,840
                 (Kenosha Hospital and Medical Center, Inc. Project),
                 5.625%, 5/15/29
                Wisconsin Health and Educational Facilities Authority, Series 1999
                (FH Healthcare Development, Inc. Project):
        8,375    6.250%, 11/15/20                                                        11/09 at 101.00   N/R           8,727,250
        5,000    6.250%, 11/15/28                                                        11/09 at 101.00   N/R           5,158,150





46




   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN (continued)
$      12,700   Wisconsin Health and Educational Facilities Authority, Revenue            8/09 at 101.00   Aaa         $13,123,290
                 Bonds, Series 1999 (Mercy Health System Corporation),
                 5.500%, 8/15/25
----------------------------------------------------------------------------------------------------------------------------------
$     924,060   Total Long-Term Investments (cost $830,119,642) - 148.5%                                               870,301,327
=============---------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS (COST $3,000,000) - 0.5%
$       3,000   City of Chicago, Chicago-O'Hare International Airport, Illinois,                           P-1           3,000,000
=============    Special Facility Revenue Bonds (American Airlines, Inc.
                 Project), Series 1983C, Variable Rate Demand Bonds,
                 2.150%, 12/01/17+
                 -----------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - 1.3%                                                                    7,743,721
                 -----------------------------------------------------------------------------------------------------------------
                 Preferred Shares, at Liquidation Value - (50.3)%                                                     (295,000,000)
                 -----------------------------------------------------------------------------------------------------------------
                 Net Assets Applicable to Common Shares - 100.00%                                                     $586,045,048
                 =================================================================================================================


     (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

     * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

     ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

     ***  Securities are backed by an escrow or trust containing sufficient U.S.
          Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

     N/R  Investment is not rated.

     (WI) Security purchased on a when-issued basis.

     # Non-income producing security, in the case of a bond, generally denotes that issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

     ## Non-income producing security, in the case of a bond, generally denotes that issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. Subsequent to the reporting period, the Fund liquidated its position in this holding.

     + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.



See accompanying notes to financial statements.

47



                            Nuveen Dividend Advantage Municipal Fund 2 (NXZ)

                            Portfolio of
                                  INVESTMENTS October 31, 2002




   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 4.3%
$      18,500   Healthcare Authority of the City of Huntsville, Alabama, Revenue          6/11 at 101.00    A2         $18,750,490
                 Bonds, Series 2001A, 5.750%, 6/01/31
----------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 2.9%
       12,220   City of Valdez, Alaska, Marine Terminal Revenue Bonds, BP                 8/03 at 102.00   AA+          12,479,186
                 Pipelines, Inc., Series 1993, 5.850%, 8/01/25
----------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.6%
        2,500   City of Phoenix Civic Improvement Corporation, Arizona, Airport           7/12 at 100.00   AAA           2,536,725
                 Revenue Bonds, Series 2002B Senior Lien, 5.250%, 7/01/32
                 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.6%
        2,500   Arkansas Development Finance Authority, Single Family Mortgage            1/12 at 100.00   AAA           2,541,000
                 Revenue Bonds, GNMA Mortgage-Backed Securities Program,
                 2002 Series C, 5.400%, 1/01/34 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 7.5%
        6,000   California Educational Facilities Authority, Revenue Bonds, Stanford      6/11 at 101.00   AAA           6,184,740
                 University, Series Q, 5.250%, 12/01/32
       13,825   Department of Veterans Affairs of the State of California, Home           6/06 at 101.00   AAA          14,547,633
                 Purchase Revenue Bonds, 2001 Series A, 5.550%, 12/01/25
        8,000   Department of Water and Power of the City of Los Angeles,                 7/11 at 100.00    AA           8,054,560
                 California, Waterworks Revenue Bonds, Series 2001A
                 Refunding, 5.125%, 7/01/41
        6,000   Regional Airports Improvement Corporation, California, Los Angeles       12/12 at 102.00   BB-           3,900,000
                 International Airport Facilities Sublease Revenue Bonds, American
                 Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%,12/01/24
                 (Alternative Minimum Tax)
          240   Yuba County Water Agency, California, Yuba River Development              3/03 at 100.00   Ba3             222,605
                 Revenue Bonds, Series A, 4.000%, 3/01/16
----------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 4.6%
        3,000   Colorado Educational and Cultural Facilities Authority, Charter           8/11 at 100.00   Ba2           3,021,510
                 School Revenue Bonds, Peak to Peak Charter School Project,
                 Created by Boulder Valley School District No. RE-2, Boulder
                 County, Colorado, 7.500%, 8/15/21
        1,580   City and County of Denver, Colorado, Airport System Revenue              11/02 at 102.00     A           1,614,555
                 Bonds, Series 1992C, 6.750%, 11/15/22 (Alternative Minimum
                 Tax) (Pre-refunded to 11/15/02)
        1,885   Eagle County Air Terminal Corporation, Colorado, Airport Terminal         5/11 at 101.00   N/R           1,764,680
                 Revenue Bonds, Series 2001, 7.125%, 5/01/31
                 (Alternative Minimum Tax)
        5,000   Northwest Parkway Public Highway Authority, Colorado, Revenue             6/11 at 102.00   AAA           5,099,700
                 Bonds, Senior Series 2001A, 5.250%, 6/15/41
                Northwest Parkway Public Highway Authority, Colorado, Revenue
                Bonds, Senior Series 2001B:
       22,000    0.000%, 6/15/28                                                          6/11 at 35.65    AAA           4,759,260
       17,650    0.000%, 6/15/29                                                          6/11 at 33.45    AAA           3,580,832
----------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 5.2%
       15,000   City of Jacksonville, Florida, Transportation Revenue Bonds,             10/11 at 100.00   AAA          15,456,900
                 Series 2001, 5.250%, 10/01/29
        3,000   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami                10/12 at 100.00   AAA           3,054,810
                 International Airport, Series 2002, 5.375%, 10/01/32
                 (Alternative Minimum Tax)
        4,000   Miami-Dade County Health Facilities Authority, Florida, Florida,          8/11 at 101.00   AAA           4,067,480
                 Hospital Revenue Bonds, Miami Children's Hospital Refunding,
                 Series 2001A, 5.125%, 8/15/26




48



   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 2.5%
                City and County of Honolulu, Hawaii, Board of Water Supply,
                Water System Revenue Bonds, Series 2001:
$       4,000    5.250%, 7/01/26                                                          7/11 at 100.00   AAA         $ 4,087,680
        6,725    5.250%, 7/01/31                                                          7/11 at 100.00   AAA           6,862,930
----------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 14.9%
       13,000   Central Lake County Joint Action Water Agency, Lake County,               5/03 at 102.00   AAA          13,193,960
                 Illinois, Interim Water Revenue Bonds, Series 1993,
                 5.375%, 5/01/20
       15,270   City of Chicago, Illinois, General Obligation Bonds, Project and          1/11 at 101.00   AAA          15,530,048
                 Refunding Series 2001A, 5.250%, 1/01/33
        3,710   City of Chicago, Illinois, Multifamily Housing Revenue Bonds, Stone      12/11 at 100.00    A+           3,819,927
                 Terrace Apartments Project (FHA-Insured/GNMA), Series 2001A,
                 5.750%, 12/20/42 (Alternative Minimum Tax)
        1,755   City of Chicago, Illinois, Chicago O'Hare International Airport,            No Opt. Call    Ca             245,805
                 Special Facility Revenue Bonds, United Air Lines, Inc. Project,
                 Series 2001A, 6.375%, 11/01/35 (Alternative Minimum Tax)
                 (Mandatory put 5/01/13)#
        4,850   City of Chicago, Illinois, Collateralized Single Family Mortgage          4/11 at 105.00   AAA           5,235,430
                 Revenue Bonds, Series 2001A, 6.250%, 10/01/32
                 (Alternative Minimum Tax)
        3,180   Illinois Development Finance Authority, Revenue Bonds, Chicago           12/21 at 100.00   BBB           3,118,531
                 Charter School Foundation Project, Series 2002A,
                 6.250%, 12/01/32
        5,000   Illinois Development Finance Authority, Revenue Refunding Bonds,          9/11 at 100.00   AAA           5,211,950
                 Illinois Wesleyan University, Series 2001, 5.500%, 9/01/32
        3,100   Illinois Development Finance Authority, Revenue Bonds, Midwestern         5/11 at 101.00  BBB+           3,158,032
                 University, Series 2001B, 6.000%, 5/15/31
        5,000   Illinois Health Facilities Authority, Revenue Bonds, Edward Hospital      2/11 at 101.00   AAA           5,048,650
                 Obligation Group, Series 2001B, 5.250%, 2/15/34
        3,000   Illinois Educational Facilities Authority, Student Housing Revenue        5/12 at 101.00  Baa2           2,997,960
                 Bonds, Educational Advancement Foundation Fund, University
                 Center Project, Series 2002, 6.250%, 5/01/34
        4,980   Metropolitan Pier and Exposition Authority, Illinois, McCormick           6/06 at 102.00   AAA           5,043,246
                 Place Expansion Project Refunding Bonds, Series 1996A,
                 5.250%, 6/15/27
        5,000   Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring            No Opt. Call  N/R           2,206,250
                 Project (Guaranteed by Foster Wheeler), Series 1999C, 7.250%,
                 10/15/24 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 2.2%
        2,000   Indianapolis Airport Authority, Indiana, Special Facilities Revenue       7/04 at 102.00   BBB           2,131,940
                 Bonds, Series 1994 (Federal Express Corporation Project),
                 7.100%, 1/15/17 (Alternative Minimum Tax)
        5,000   Indianapolis Airport Authority, Indiana, Special Facilities Revenue      11/05 at 102.00   CCC           1,918,800
                 Bonds, Series 1995A (United Air Lines, Inc. - Indianapolis
                 Maintenance Center Project), 6.500%, 11/15/31
                 (Alternative Minimum Tax)#
        6,000   St. Joseph County Hospital Authority, Indiana, Health System              2/09 at 102.00   BBB           5,628,300
                 Revenue Bonds, Madison Center, Inc. Project, Series 1999,
                 5.800%, 2/15/24
----------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.2%
        1,000   Iowa Higher Education Loan Authority, Private College Facility           10/12 at 100.00     A           1,022,660
                 Revenue Bonds, Wartburg College Project, Series 2002,
                 5.500%, 10/01/28
----------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 3.9%
       17,000   City of Wichita, Kansas, Hospital Facilities Improvement and             11/11 at 101.00    A+          17,168,300
                 Refunding Revenue Bonds, Via Christi Health System, Inc.,
                 Series III 2001, 5.625%, 11/15/31
----------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 3.5%
       17,060   Tobacco Settlement Financing Corporation, Louisiana, Asset-Backed         5/11 at 101.00    A1          15,457,384
                 Bonds, Series 2001B, 5.875%, 5/15/39




49



          Nuveen Dividend Advantage Municipal Fund 2 (NXZ) (continued)

                    Portfolio of INVESTMENTS October 31, 2002


   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 4.2%
$       3,300   Massachusetts Port Authority, Special Facilities Revenue Bonds            7/07 at 102.00   AAA         $ 3,517,206
                 (BOSFUEL Project), Series 1997, 5.750%, 7/01/39
                 (Alternative Minimum Tax)
       15,000   Massachusetts Turnpike Authority, Metropolitan Highway System             1/07 at 102.00   AAA          14,962,350
                 Revenue (Senior) Bonds, 1997 Series A, 5.000%, 1/01/37
----------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 14.6%
                City of Detroit, Michigan, Water Supply System Revenue (Senior
                Lien) Bonds, 2001 Series A:
       20,000    5.500%, 7/01/33                                                          7/11 at 101.00   AAA          20,962,000
       30,000    5.250%, 7/01/33                                                          7/11 at 100.00   AAA          30,594,000
        4,000   Michigan Municipal Bond Authority, Public School Academy                 10/09 at 102.00   Ba1           4,126,640
                 Revenue Bonds, Detroit Academy of Arts and Sciences,
                 Series 2001, 8.000%, 10/01/31
                Michigan State Hospital Finance Authority, Revenue and Refunding
                Bonds (Detroit Medical Center Obligated Group), Series 1993A:
        2,000    6.250%, 8/15/13                                                          8/03 at 102.00  BBB-           2,016,420
        4,000    6.500%, 8/15/18                                                          8/03 at 102.00  BBB-           4,019,560
        2,000   Michigan State Hospital Finance Authority, Hospital Revenue               8/08 at 101.00  BBB-           1,763,960
                 Bonds (Detroit Medical Center Obligated Group),
                 Series 1998A, 5.125%, 8/15/18
----------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 3.3%
       14,000   Minneapolis-St. Paul Metropolitan Airports Commission,                    1/11 at 100.00   AAA          14,273,700
                 Minnesota, Airport Revenue Bonds, Series 2001A,
                 5.250%, 1/01/32
----------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 4.9%
       21,000   Health and Educational Facilities Authority of the State of Missouri,     6/11 at 101.00   AAA          21,348,600
                 Revenue Bonds, SSM Health Care Series 2001A, 5.250%, 6/01/28
----------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 1.4%
        5,810   Montana Board of Housing, Single Family Program Bonds, 2001              12/10 at 100.00   AA+           5,946,303
                 Series A-2, 5.700%, 6/01/32 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 3.7%
       12,275   Director of the State of Nevada, Department of Business and               1/10 at 100.00   AAA          12,552,170
                 Industry, Las Vegas Monorail Project Revenue Bonds, 1st Tier
                 Series 2000, 5.375%, 1/01/40
        4,000   Henderson, Nevada, Healthcare Facility Revenue Bonds, Catholic            7/08 at 101.00   BBB           3,734,240
                 Healthcare West, Series 1998A, 5.250%, 7/01/18
----------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 5.9%
       12,200   Business Finance Authority of the State of New Hampshire,                10/03 at 102.00    A3          12,252,704
                 Pollution Control Refunding Revenue Bonds (The United
                 Illuminating Company Project), 1993 Series A,
                 5.875%, 10/01/33
        8,000   New Hampshire Business Finance Authority, Pollution Control              10/08 at 102.00    A3           8,122,800
                 Revenue Bonds, Connecticut Light and Power Company,
                 Series 1992A Refunding (Remarketed), 5.850%, 12/01/22
        5,080   New Hampshire Housing Finance Authority, Single Family                    5/11 at 100.00   Aa2           5,225,694
                 Mortgage Acquisition Bonds, Series 2001A, 5.700%,
                 1/01/31 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 0.5%
        3,995   New Jersey Economic Development Authority, Special Facilities            11/10 at 101.00    B+           2,254,778
                 Revenue Bonds, Continental Airlines, Inc. Project, Series 2000,
                 7.000%, 11/15/30 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 5.2%
                New Mexico Hospital Equipment Loan Council, Hospital Revenue
                Bonds, Presbyterian Healthcare Services, Series 2001A:
       12,000    5.500%, 8/01/25                                                          8/11 at 101.00    A+          12,012,360
       10,800    5.500%, 8/01/30                                                          8/11 at 101.00    A+          10,803,024




50




   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 6.5%
$       6,000   Long Island Power Authority, New York, Electric System General            5/11 at 100.00    A-         $ 6,102,300
                 Revenue Bonds, 2000 Series L, 5.375%, 5/01/33
       14,500   New York City Municipal Water Finance Authority, New York,                6/11 at 101.00    AA          14,641,810
                 Water and Sewer System Revenue Bonds, Fiscal 2001
                 Series C, 5.125%, 6/15/33
        5,000   New York City Industrial Development Agency, New York, Special            8/12 at 101.00   BB-           2,199,950
                 Facility Revenue Bonds (American Airlines, Inc. - John F.
                 Kennedy International Airport Project), Series 2002B,
                 8.500%, 8/01/28 (Alternative Minimum Tax)
        4,900   Dormitory Authority of the State of New York, Mount Sinai Health          7/10 at 101.00  BBB-           5,375,986
                 Obligated Group Revenue Bonds, Series 2000A, 6.625%, 7/01/19
----------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.8%
        3,230   North Carolina Eastern Municipal Power Agency, Power System               1/03 at 102.00   BBB           3,307,908
                 Revenue Bonds, Series 1993B Refunding, 6.250%, 1/01/12
        4,500   North Carolina Eastern Municipal Power Agency, Power System               1/09 at 102.00   BBB           4,645,395
                 Revenue Bonds, Series 1999B Refunding, 5.600%, 1/01/15
----------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 1.0%
        4,515   North Dakota Housing Finance Agency, Housing Finance Program,             7/10 at 100.00   Aa2           4,564,575
                 Home Mortgage Finance Program Bonds, 2001 Series A
                 Refunding, 5.550%, 1/01/32 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                OREGON - 4.3%
        8,000   Hospital Facility Authority of Clackamas County, Oregon, Legacy           5/11 at 101.00    AA           7,995,280
                 Health System Revenue Bonds, Refunding Series 2001,
                 5.250%, 5/01/21
       10,500   State of Oregon, Department of Administrative Services,                   5/11 at 101.00   AAA          10,543,365
                 Certificates of Participation, 2001 Series D, 5.000%, 5/01/26
----------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 8.3%
        5,000   Allegheny County Hospital Development Authority, Pennsylvania,           11/10 at 102.00    B+           5,474,500
                 Health System Revenue Bonds, Series 2000B, West Penn
                 Allegheny Health System, 9.250%, 11/15/30
        8,000   Pennsylvania Higher Educational Facilities Authority, UPMC Health         1/11 at 101.00    A+           8,224,080
                 System Revenue Bonds, Series 2001A, 6.000%, 1/15/31
                City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds,
                Fourteenth Series:
       10,000    6.375%, 7/01/14                                                          7/03 at 102.00   BBB          10,230,700
       12,000    6.375%, 7/01/26                                                          7/03 at 102.00   BBB          12,061,320
----------------------------------------------------------------------------------------------------------------------------------
                SOUTH DAKOTA - 1.1%
        4,820   South Dakota Housing Development Authority, Homeownership                 5/09 at 102.00   AAA           4,961,322
                 Mortgage Bonds, 1997 Series E4 Remarketed, 5.450%,
                 5/01/18 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 22.2%
        7,500   City of Austin, Texas, Electric Utility System Revenue Bonds,            11/10 at 100.00   AAA           7,449,450
                 Series 2001 Refunding, 5.000%, 11/15/30
                Dallas-Fort Worth International Airport Public Facility
                Improvement Corporation, Texas, Airport Hotel Revenue Bonds,
                Series 2001:
       15,000    5.250%, 1/15/26                                                          1/09 at 100.00   AAA          15,176,850
        1,750    5.200%, 1/15/31                                                          1/09 at 100.00   AAA           1,762,023
       10,000   Gulf Coast Industrial Development Authority, Texas, Solid Waste           4/12 at 100.00  Baa2          10,309,300
                 Disposal Revenue Bonds, Citgo Petroleum Project, Series 1998,
                 8.000%, 4/01/28 (Alternative Minimum Tax)
       40,000   Harris County-Houston Sports Authority, Texas, Senior Lien Revenue       11/30 at 54.04    AAA           4,317,600
                 Refunding Bonds, Series 2001A, 0.000%, 11/15/40
       30,980   Harris County-Houston Sports Authority, Texas, Junior Lien Revenue       11/11 at 100.00   AAA          31,525,868
                 Refunding Bonds, Series 2001B, 5.250%, 11/15/40
                Hays Consolidated Independent School District, Hays County,
                Texas, General Obligation School Building Bonds, Series 2001:
       10,715    0.000%, 8/15/25                                                          8/11 at 43.18    AAA           2,813,330
       12,940    0.000%, 8/15/26                                                          8/11 at 40.60    AAA           3,192,427




51



          Nuveen Dividend Advantage Municipal Fund 2 (NXZ) (continued)

                    Portfolio of INVESTMENTS October 31, 2002


   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)
                City of Houston, Texas, Hotel Occupancy Tax and Special Revenue
                Bonds, Convention Project, Series 2001B:
$       5,000    0.000%, 9/01/30                                                          No Opt. Call     AAA         $ 1,077,800
        5,000    0.000%, 9/01/31                                                          No Opt. Call     AAA           1,019,100
        5,000   Metro Health Facilities Development Corporation, Texas, Hospital          1/11 at 100.00  Baa3           5,223,500
                 Revenue Bonds, Wilson N. Jones Memorial Hospital Project,
                 Series 2001, 7.250%, 1/01/31
       10,500   State of Texas, General Obligation Bonds, Water Financial                 8/11 at 100.00   Aa1          10,676,610
                 Assistance Program, Series 2001, 5.250%, 8/01/35
        2,000   Tom Green County Health Facilities Development Corporation,               5/11 at 101.00  Baa3           2,073,940
                 Texas, Hospital Revenue Bonds, Shannon Health System
                 Project, Series 2001, 6.750%, 5/15/21
----------------------------------------------------------------------------------------------------------------------------------
                UTAH - 1.0%
        4,000   Intermountain Power Agency, Utah, Power Supply Revenue                    7/03 at 102.00  A+***          4,169,040
                 Refunding Bonds, 1993 Series A, 5.500%, 7/01/20
----------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 3.4%
        7,250   City of Seattle, Washington, Municipal Light and Power                    3/11 at 100.00   AAA           7,289,513
                 Improvements and Refunding Revenue Bonds,
                 Series 2001, 5.125%, 3/01/26
        7,500   Washington State Health Care Facilities Authority, Providence            10/11 at 100.00   AAA           7,625,172
                 Health System Revenue Bonds, Series 2001A, 5.250%, 10/01/21
----------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.1%
        7,955   Wisconsin Housing and Economic Development Authority, Home                6/11 at 100.00    AA           8,154,830
                 Ownership Program Bonds, 2001 Series B, 5.750%, 3/01/32
                 (Alternative Minimum Tax)
        1,000   Wisconsin Health and Educational Facilities Authority, Divine Savior      5/12 at 100.00   N/R           1,006,770
                 Healthcare Revenue Bonds, Series 2002A, 7.375%, 5/01/26
----------------------------------------------------------------------------------------------------------------------------------
$     744,045   Total Long-Term Investments (cost $630,790,336) - 148.3%                                               646,404,572
=============---------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS (COST $2,000,000) - 0.5%
$       2,000   Allentown Commercial and Industrial Development Authority,                                 N/R           2,000,000
=============    Pennsylvania, Variable Rate Demand Revenue Bonds
                 (Diocese of Allentown), Series of 1999, 1.950%, 12/01/29+
                 -----------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - 2.1%                                                                    9,502,189
                 -----------------------------------------------------------------------------------------------------------------
                 Preferred Shares, at Liquidation Value - (50.9)%                                                     (222,000,000)
                 -----------------------------------------------------------------------------------------------------------------
                 Net Assets Applicable to Common Shares - 100%                                                        $435,906,761
                 =================================================================================================================


     (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

     * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

     ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

     ***  Securities are backed by an escrow or trust containing sufficient U.S.
          Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

     #    On December 9, 2002, UAL Corporation, the holding company of United
          Air Lines, Inc., filed for federal bankruptcy protection. The Adviser believes United will remain current on their interest payment obligations with respect to these bonds, which relate to essential operating facilities.

     N/R  Investment is not rated.

     + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.



See accompanying notes to financial statements.


52



                            Nuveen Dividend Advantage Municipal Fund 3 (NZF)

                            Portfolio of
                                  INVESTMENTS October 31, 2002




   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 1.0%
$       5,655   Alabama State Port Authority, Dock Facilities Revenue Bonds,             10/11 at 100.00   AAA         $ 5,696,790
                 Series 2001, 5.250%, 10/01/26 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 0.7%
        4,000   Alaska Student Loan Corporation, Student Loan Revenue Bonds,              7/08 at 100.00   AAA           4,142,280
                 1998 Series A, 5.250%, 7/01/14 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.9%
                Sebastian County, Arkansas, Sparks Regional Medical Center,
                Public Health Facilities Board, Hospital Revenue Improvement
                Bonds, Series 2001A:
        1,805    5.500%, 11/01/13                                                        11/11 at 101.00    A2           1,925,105
        1,900    5.500%, 11/01/14                                                        11/11 at 101.00    A2           2,008,832
        1,500    5.250%, 11/01/21                                                        11/11 at 101.00    A2           1,491,975
----------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 9.5%
        5,000   California Infrastructure and Economic Development Bank, Kaiser           8/11 at 102.00     A           5,049,950
                 Hospital Assistance I-LLC Revenue Bonds, Series 2001A,
                 5.550%, 8/01/31
       18,850   State of California, Veterans General Obligation Bonds, 2001              6/07 at 101.00   AAA          19,081,101
                 Series BZ, 5.350%, 12/01/21 (Alternative Minimum Tax)
                Los Angeles Regional Airports Improvement Corporation,
                California, Lease Revenue Refunding Bonds, LAXFUEL Corporation
                at Los Angeles International Airport, Series 2001:
       13,955    5.750%, 1/01/16 (Alternative Minimum Tax)                                1/12 at 100.00   AAA          14,954,597
        5,000    5.375%, 1/01/21 (Alternative Minimum Tax)                                1/12 at 100.00   AAA           5,060,250
        1,500    5.250%, 1/01/23 (Alternative Minimum Tax)                                1/12 at 100.00   AAA           1,497,105
       10,000    5.500%, 1/01/32 (Alternative Minimum Tax)                                1/12 at 100.00   AAA          10,161,100
----------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 7.8%
        1,775   Colorado Educational and Cultural Facilities Authority, Charter           6/11 at 100.00   Ba1           1,772,728
                 School Revenue Bonds, Frontier Academy Project in Weld
                 County, School District No. 6, Series 2001, 7.375%, 6/01/31
        3,250   Colorado Educational and Cultural Facilities Authority, Charter           5/12 at 102.00   N/R           3,204,760
                 School Revenue Bonds, Montessori Peaks Building Foundation,
                 Series 2002A, 8.000%, 5/01/32
        1,700   Colorado Educational and Cultural Facilities Authority, Charter           3/12 at 100.00   N/R           1,649,493
                 School Revenue Bonds, Belle Creek Education Center,
                 Series 2002A, 7.625%, 3/15/32
        5,060   Colorado Housing and Finance Authority, Multifamily Project              10/11 at 100.00   AAA           5,177,847
                 Bonds, Class I, 2001 Series A-1, 5.500%, 4/01/31
                 (Alternative Minimum Tax)
       10,000   City of Colorado Springs, Colorado, Utilities System Improvement         11/07 at 100.00    AA          10,189,500
                 and Refunding Revenue Bonds, Series 1997A, 5.375%, 11/15/26
        2,000   City and County of Denver, Colorado, Airport System Revenue              11/11 at 100.00   AAA           2,111,400
                 Refunding Bonds, Series 2001A, 5.500%, 11/15/16
                 (Alternative Minimum Tax)
                City and County of Denver, Colorado, Airport System Revenue
                Bonds, Series 1996A:
       19,150    5.750%, 11/15/16                                                        11/06 at 101.00   AAA          20,756,302
        1,000    5.500%, 11/15/25                                                        11/06 at 101.00   AAA           1,040,940
----------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 2.2%
        8,520   Connecticut Housing Finance Authority, Housing Mortgage Finance          11/09 at 100.00   AAA           8,876,392
                 Program Bonds, 2000 Series B (Subseries B-2), 5.850%,
                 5/15/31 (Alternative Minimum Tax)
        4,025   Connecticut Housing Finance Authority, Housing Mortgage Finance           5/10 at 100.00   AAA           4,105,903
                 Program Bonds, 2001 Series A (Subseries A-2), 5.350%,
                 11/15/22 (Alternative Minimum Tax)



53

          Nuveen Dividend Advantage Municipal Fund 3 (NZF) (continued)

                    Portfolio of INVESTMENTS October 31, 2002


   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                DELAWARE - 0.7%
$       4,000   Delaware State Housing Authority, Multifamily Mortgage Revenue            7/12 at 100.00   Aa3         $ 4,093,160
                 Bonds, Series 2001A, 5.400%, 7/01/24
----------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.1%
        6,000   District of Columbia, Catholic University of America Issue Revenue       10/09 at 101.00   AAA           6,297,060
                 Bonds, Series 1999, 5.625%, 10/01/29
----------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 1.3%
                Orange County Housing Finance Authority, Florida, Multifamily
                Housing Revenue Bonds, Oak Glen Apartments, Series 2001G:
        1,105    5.400%, 12/01/32 (Alternative Minimum Tax)                              12/11 at 100.00   AAA           1,127,840
        2,195    5.450%, 12/01/41 (Alternative Minimum Tax)                              12/11 at 100.00   AAA           2,238,044
        4,175   Pace Property Finance Authority, Inc., Florida, Utility System            9/07 at 102.00   AAA           4,451,009
                 Improvement and Refunding Revenue Bonds, Series 1997,
                 5.250%, 9/01/17
----------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 2.3%
        5,000   City of Atlanta, Georgia, Airport General Revenue Bonds,                  1/10 at 101.00   AAA           5,201,100
                 Series 2000B, 5.625%, 1/01/30 (Alternative Minimum Tax)
        2,700   Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project,        12/11 at 101.00   N/R           2,762,748
                 Series 2001, 7.900%, 12/01/24
        3,600   Gainesville and Hall County Hospital Authority, Georgia, Revenue          5/11 at 100.00    A-           3,566,628
                 Anticipation Certificates, Northeast Georgia Health System, Inc.
                 Project, Series 2001, 5.500%, 5/15/31
        2,000   Henry County Water and Sewerage Authority, Georgia, Water and             2/10 at 101.00   AAA           2,112,160
                 Sewerage Revenue Bonds, Series 2000, 5.625%, 2/01/30
----------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.9%
        5,125   State of Hawaii, Highway Revenue Bonds, Series 2001,                      7/11 at 100.00   AAA           5,326,054
                 5.375%, 7/01/21
----------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 16.7%
        3,000   City of Chicago, Illinois, General Obligation Bonds, Neighborhoods        1/11 at 100.00   AAA           3,120,750
                 Alive 21 Program, Series 2001A, 5.500%, 1/01/31
        8,375   City of Chicago, Illinois, Midway Airport Revenue Bonds,                  1/11 at 101.00   AAA           8,694,925
                 Series 2001A, 5.500%, 1/01/19 (Alternative Minimum Tax)
        4,950   City of Chicago, Illinois, Chicago O'Hare International Airport,          1/11 at 101.00   AAA           5,045,783
                 Second Lien Passenger Facility Charge Revenue Bonds,
                 Series 2001A, 5.375%, 1/01/32 (Alternative Minimum Tax)
        1,750   City of Chicago, Illinois, Sales Tax Revenue Bonds,                       7/08 at 102.00   AAA           1,778,560
                 Series 1998, 5.250%, 1/01/28
       10,800   City of Chicago, Illinois, Sales Tax Revenue Bonds, Series 1999,          1/09 at 101.00   AAA          12,164,364
                 5.375%, 1/01/30 (Pre-refunded to 1/01/09)
                City of Chicago, Illinois, Second Lien Wastewater Transmission
                Revenue Bonds, Series 2001A:
        2,220    5.500%, 1/01/16                                                            No Opt. Call   AAA           2,496,279
        8,610    5.500%, 1/01/26                                                          1/11 at 100.00   AAA           8,968,348
       10,000   City of Chicago, Illinois, Senior Lien Water Revenue Bonds,              11/11 at 100.00   AAA           9,965,400
                 Series 2001, 5.000%, 11/01/26
        1,000   Illinois Health Facilities Authority, Series 2000, Condell Medical        5/10 at 101.00    A3           1,062,140
                 Center Revenue Bonds, 6.500%, 5/15/30
       15,000   Illinois Health Facilities Authority, Loyola University Health System     7/11 at 100.00  Baa1          15,240,150
                 Revenue Bonds, Series 2001A, 6.125%, 7/01/31
        9,000   Illinois Health Facilities Authority, Covenant Retirement                12/11 at 101.00  BBB+           8,424,180
                 Communities, Inc. Revenue Bonds, Series 2001,
                 5.875%, 12/01/31
        2,000   Metropolitan Pier and Exposition Authority, Illinois, McCormick            No Opt. Call    AAA           2,201,040
                 Place Expansion Project Refunding Bonds, Series 1998A,
                 5.500%, 6/15/29
       16,900   Metropolitan Pier and Exposition Authority, Illinois, McCormick          12/09 at 101.00   AAA          17,236,479
                 Place Expansion Project Bonds, Series 1999A, 5.250%, 12/15/28
        4,000   Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring            No Opt. Call  N/R           1,765,000
                 Project (Guaranteed by Foster Wheeler), Series 1999C, 7.250%,
                 10/15/24 (Alternative Minimum Tax)



54



   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 4.9%
                Clark-Pleasant Community School Building Corporation, Indiana,
                First Mortgage Bonds, Series 2001:
$       1,255    5.000%, 7/15/21                                                          1/12 at 100.00   AAA         $ 1,265,504
        1,000    5.000%, 1/15/26                                                          1/12 at 100.00   AAA             996,520
                Evansville Vanderburgh Public Library Leasing Corporation, Indiana,
                First Mortgage Bonds, Series 2001:
        2,000    5.750%, 7/15/18                                                          7/12 at 100.00   AAA           2,170,100
        2,750    5.125%, 1/15/24                                                          1/12 at 100.00   AAA           2,765,840
        3,500   City of Gary, Indiana, Mortgage Revenue Bonds, Windsor Square            11/11 at 102.00   AAA           3,520,125
                 Project (GNMA/FHA), Series 2001A, 5.375%, 10/20/41
                 (Alternative Minimum Tax)
        1,250   Hamilton Southeastern Cumberland Campus School Building                   1/12 at 100.00   AAA           1,261,962
                 Corporation, Indiana, First Mortgage Bonds, Series 2001,
                 5.125%, 1/15/23
        9,500   Indiana Educational Facilities Authority, Educational Facilities          2/11 at 100.00   AAA           9,878,955
                 Revenue Bonds, Series 2001, Butler University Project,
                 5.500%, 2/01/26
        3,000   Indianapolis Airport Authority, Indiana, Specialty Facility Revenue      11/05 at 102.00   CCC           1,151,280
                 Bonds, Series 1995A (United Air Lines, Inc. - Indianapolis
                 Maintenance Center Project), 6.500%, 11/15/31
                 (Alternative Minimum Tax)#
        3,500   University of Southern Indiana, Student Fee Bonds, Series 2001H,         10/11 at 100.00   Aaa           3,528,665
                 5.000%, 10/01/21
                Wayne County Jail Holding Corporation, Indiana, First Mortgage
                Bonds, Series 2001:
        1,150    5.625%, 7/15/18                                                          1/13 at 101.00   AAA           1,267,622
        1,090    5.500%, 7/15/22                                                          1/13 at 101.00   AAA           1,151,095
----------------------------------------------------------------------------------------------------------------------------------
                IOWA - 5.6%
        2,000   Iowa Finance Authority, Healthcare Facilities Revenue Bonds,              5/11 at 100.00   AAA           2,017,060
                 Great River Medical Center, Series 2001, 5.250%, 5/15/31
                Tobacco Settlement Authority, Iowa, Tobacco Settlement
                Asset-Backed Revenue Bonds, Series 2001B:
       28,000    5.300%, 6/01/25                                                          6/11 at 101.00    A1          24,787,280
        6,700    5.600%, 6/01/35                                                          6/11 at 101.00    A1           5,850,842
----------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 3.2%
       18,500   Louisville and Jefferson County Metropolitan Sewer District,             11/11 at 101.00   AAA          18,704,980
                 Kentucky, Sewer and Drainage System Revenue Bonds, 2001
                 Series A, 5.125%, 5/15/27
----------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 4.2%
       20,390   Tobacco Settlement Financing Corporation, Louisiana, Asset-Backed         5/11 at 101.00    A1          18,474,563
                 Bonds, Series 2001B, 5.875%, 5/15/39
        6,000   Parish of West Feliciana, State of Louisiana, Pollution Control          11/02 at 103.00   BB+           6,139,020
                 Revenue Bonds, Gulf States Utilities Company Project,
                 Series 1985-A Remarketed, 7.500%, 5/01/15
----------------------------------------------------------------------------------------------------------------------------------
                MAINE - 1.5%
                Maine State Housing Authority, Mortgage Purchase Bonds,
                2001 Series B:
        4,610    5.400%, 11/15/21 (Alternative Minimum Tax)                              11/10 at 100.00   AA+           4,697,129
        4,000    5.500%, 11/15/32 (Alternative Minimum Tax)                              11/10 at 100.00   AA+           4,085,840
----------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 2.3%
                Community Development Administration, Department of Housing and
                Community Development, State of Maryland, Multifamily Housing
                Revenue Bonds (Insured Mortgage Loan), 2001 Series B:
        1,285    5.250%, 5/15/21 (Alternative Minimum Tax)                                5/11 at 100.00   Aa3           1,303,504
        1,585    5.250%, 7/01/21 (Alternative Minimum Tax)                                7/11 at 100.00   Aa2           1,611,359
       10,600   Maryland Energy Financing Administration, Limited Obligation              9/05 at 102.00   N/R          10,683,316
                 Cogeneration Revenue Bonds, AES Warrior Run Project,
                 Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 1.1%
        5,000   Massachusetts Port Authority, Special Facilities Revenue Bonds,           1/11 at 101.00   AAA           5,235,950
                 Delta Air Lines, Inc. Project, Series 2001A, 5.500%, 1/01/18
                 (Alternative Minimum Tax)
          975   Massachusetts Housing Finance Agency, Single Family Housing               6/09 at 100.00   AAA           1,000,457
                 Revenue Bonds, Series 71, 5.650%, 6/01/31
                 (Alternative Minimum Tax)



55



          Nuveen Dividend Advantage Municipal Fund 3 (NZF) (continued)

                    Portfolio of INVESTMENTS October 31, 2002


   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 8.1%
$      15,000   School District of the City of Detroit, Wayne County, Michigan,             No Opt. Call   AAA         $17,520,450
                 School Building and Site Improvement Bonds, Unlimited Tax
                 General Obligation, Series 2001A, 6.000%, 5/01/29
       11,000   Kent Hospital Finance Authority, Michigan, Spectrum Health                7/11 at 101.00    AA          11,085,360
                 Revenue Bonds, Series 2001A, 5.500%, 1/15/31
                Michigan State Hospital Finance Authority, Hospital Revenue
                Refunding Bonds, Sparrow Obligated Group, Series 2001:
        1,400    5.500%, 11/15/21                                                        11/11 at 101.00    A1           1,399,146
        2,500    5.625%, 11/15/31                                                        11/11 at 101.00    A1           2,509,450
       12,640   City of Royal Oak Hospital Finance Authority, Michigan, William          11/11 at 100.00   AAA          12,798,506
                 Beaumont Hospital Revenue Bonds, Series 2001M,
                 5.250%, 11/15/31
        2,395   Ypsilanti Community Utilities Authority, County of Washtenaw,             5/11 at 100.00   AAA           2,413,897
                 State of Michigan, Sanitary Sewer System No. 3 Bonds, Charter
                 Township of Ypsilanti, 5.100%, 5/01/31
----------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.4%
        2,400   Community Development Agency of Dakota County, Minnesota,                10/11 at 105.00   Aaa           2,584,368
                 Multifamily Housing Revenue Bonds, Rose Apartments Project,
                 Series 2001, 6.350%, 10/20/37 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 0.4%
        2,155   Mississippi Business Finance Corporation, Retirement Facility             5/09 at 103.00   AAA           2,193,941
                 Revenue Refunding Bonds (GNMA Collateralized), Aldersgate
                 Retirement Community, Inc. Project, Series 1999A,
                 5.450%, 5/20/34
----------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 2.6%
        2,000   Fenton, Missouri, Tax Increment Bonds, Gravois Bluffs Project,           10/12 at 100.00   N/R           1,979,460
                 Series 2002 Refunding and Improvement, 6.125%, 10/01/21
                Missouri Development Finance Board, Cultural Facilities Revenue
                Bonds, The Nelson Gallery Foundation, Series 2001A:
        3,335    5.250%, 12/01/19                                                        12/11 at 100.00   AAA           3,510,788
        3,510    5.250%, 12/01/20                                                        12/11 at 100.00   AAA           3,665,774
        3,695    5.250%, 12/01/21                                                        12/11 at 100.00   AAA           3,831,235
        2,040    5.250%, 12/01/22                                                        12/11 at 100.00   AAA           2,103,077
----------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 0.8%
        5,000   Montana State Board of Investments, Exempt Facility Revenue               7/10 at 101.00   Ba3           4,888,450
                 Bonds, Series 2000, Stillwater Mining Company Project,
                 8.000%, 7/01/20 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.5%
                Nebraska Investment Finance Authority, Single Family Housing
                Revenue Bonds, 2001 Series D:
        3,690    5.250%, 9/01/21 (Alternative Minimum Tax)                                9/11 at 100.00   AAA           3,718,265
        4,995    5.375%, 9/01/32 (Alternative Minimum Tax)                                9/11 at 100.00   AAA           5,052,393
----------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 7.3%
       35,000   Clark County, Nevada, General Obligation Limited Tax Bond Bank            7/10 at 100.00   AAA          36,382,850
                 Bonds, Series 2000 (additionally secured by pledged revenues),
                 5.500%, 7/01/30
        1,880   Nevada Housing Division, Single Family Mortgage Bonds, 1998               4/08 at 101.50   Aaa           1,916,848
                 Senior Series A-1, 5.300%, 4/01/18 (Alternative Minimum Tax)
        4,290   University of Nevada, Universities Revenue Bonds, Community               1/12 at 100.00   AAA           4,378,846
                 College System Project, Series 2001A, 5.250%, 7/01/26
----------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.4%
        2,000   New Hampshire Health and Education Authority, Hospital Revenue           10/11 at 101.00   Aaa           2,095,060
                 Bonds, Concord Hospital Issue, Series 2001, 5.500%, 10/01/21
----------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 0.8%
        4,125   New Jersey Transit Corporation, Federal Transit Administration            No Opt. Call     AAA           4,695,281
                 Grants, Certificates of Participation, Series 2002A,
                 5.500%, 9/15/13



56



   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 6.0%
$       1,780   Village of East Rochester Housing Authority, New York, GNMA              10/11 at 101.00   AAA         $ 1,829,626
                 Security - Gates Senior Housing, Inc. Project Revenue Bonds,
                 Series 2001, 5.300%, 4/20/31
        5,350   Metropolitan Transportation Authority, New York, Dedicated Tax           11/11 at 100.00   AAA           5,367,227
                 Fund Bonds, Series 2001A, 5.000%, 11/15/31
        4,155   Monroe County Airport Authority, New York, Greater Rochester              No Opt. Call     AAA           4,699,721
                 International Airport Revenue Refunding Bonds, Series 1999,
                 5.750%, 1/01/13 (Alternative Minimum Tax)
        2,500   City of New York, New York, General Obligation Bonds, Fiscal 2002         8/12 at 100.00   AAA           2,698,300
                 Series G, 5.625%, 8/01/20
                New York City Municipal Water Finance Authority, New York, Water
                and Sewer System Revenue Bonds, Fiscal 2001 Series A:
        8,210    5.500%, 6/15/33                                                          6/10 at 101.00   AAA           8,667,790
        5,710    5.500%, 6/15/33                                                          6/10 at 101.00   AAA           6,028,390
        5,500   New York State Urban Development Corporation, State Facilities              No Opt. Call   AA-           6,180,460
                 Revenue Bonds, 1995 Refunding Series, 5.700%, 4/01/20
----------------------------------------------------------------------------------------------------------------------------------
                OHIO - 3.4%
        8,185   Ohio Housing Finance Agency, Residential Mortgage Revenue                 3/08 at 101.50   AAA           8,307,529
                 Bonds, 1998 Series A1, 5.300%, 9/01/19
                 (Alternative Minimum Tax)
        8,000   Ohio Water Development Authority, Solid Waste Disposal Revenue            9/09 at 102.00   N/R           7,935,520
                 Bonds, Bay Shore Power Project, Convertible Series 1998B,
                 6.625%, 9/01/20 (Alternative Minimum Tax)
                Portage County, Ohio, General Obligation Bonds, Series 2001:
        1,870    5.000%, 12/01/21                                                        12/11 at 100.00   AAA           1,897,882
        1,775    5.000%, 12/01/23                                                        12/11 at 100.00   AAA           1,787,159
----------------------------------------------------------------------------------------------------------------------------------
                OREGON - 2.6%
        4,700   Oregon Health, Housing, Educational and Cultural Facilities              11/11 at 101.00   AAA           4,819,756
                 Authority, Peacehealth Issue Revenue Bonds, Series 2001,
                 5.250%, 11/15/21
       10,000   State of Oregon Housing and Community Services Department,                7/10 at 100.00   Aa2          10,345,700
                 Multifamily Housing Revenue Bonds, Series 2000A, 6.050%,
                 7/01/42 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.0%
                Allegheny County Hospital Development Authority, Pennsylvania,
                Health System Revenue Bonds, Series 2000B, West Penn Allegheny
                Health System:
        2,000    9.250%, 11/15/22                                                        11/10 at 102.00    B+           2,198,740
        2,000    9.250%, 11/15/30                                                        11/10 at 102.00    B+           2,189,800
        3,500   Pennsylvania Economic Development Finance Authority, Resource             1/04 at 102.00  BBB-           3,549,840
                 Recovery Revenue Bonds, Senior Series 1994A (Northampton
                 Generating Project), 6.600%, 1/01/19 (Alternative Minimum Tax)
        3,205   School District of Philadelphia, Pennsylvania, General Obligation         8/12 at 100.00   AAA           3,549,505
                 Bonds, Series 2002B, 5.625%, 8/01/16
----------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 1.6%
        2,185   Greenville County, South Carolina, Special Source Revenue Bonds,          4/11 at 101.00   AAA           2,320,951
                 Series 2001, Road Improvement Project, 5.500%, 4/01/21
        6,850   South Carolina Transportation Infrastructure Bank, Revenue Bonds,        10/11 at 100.00   Aaa           7,217,092
                 Series 2001A, 5.500%, 10/01/22
----------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 2.0%
        5,210   Memphis-Shelby County Airport Authority, Tennessee, Airport               3/11 at 100.00   AAA           5,581,473
                 Revenue Bonds, Series 2001A, 5.500%, 3/01/14
                 (Alternative Minimum Tax)
        3,605   Tennessee Housing Development Agency, Homeownership Program               1/09 at 101.00    AA           3,635,462
                 Bonds, Issue 1998-2, 5.350%, 7/01/23 (Alternative Minimum Tax)
        2,615   Tennessee Housing Development Agency, Homeownership Program               7/11 at 100.00    AA           2,618,060
                 Bonds, Issue 2001-3A, 5.200%, 7/01/22
                 (Alternative Minimum Tax)




57



          Nuveen Dividend Advantage Municipal Fund 3 (NZF) (continued)

                    Portfolio of INVESTMENTS October 31, 2002


   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 18.9%
$       1,000   Brushy Creek Municipal Utility District, Williamson County, Texas,        6/09 at 100.00   Aaa         $ 1,006,730
                 Combination Unlimited Tax and Revenue and Refunding Bonds,
                 Series 2001, 5.125%, 6/01/26
        3,850   Cities of Dallas and Fort Worth, Texas, Dallas-Fort Worth                11/11 at 100.00   AAA           3,965,654
                 International Airport, Joint Revenue Refunding and
                 Improvement Bonds, Series 2001A, 5.500%, 11/01/35
                 (Alternative Minimum Tax)
                City of Frisco, Counties of Collins and Denton, Texas, General
                Obligation Bonds, Series 2001:
        1,910    5.000%, 2/15/20                                                          2/11 at 100.00   AAA           1,940,312
        2,005    5.000%, 2/15/21                                                          2/11 at 100.00   AAA           2,023,145
        4,040   Harris County, Texas, Tax and Revenue Certificates of Obligation,         8/11 at 100.00   AA+           4,027,759
                 Series 2001, 5.000%, 8/15/27
        7,000   City of Houston, Texas, Airport System Subordinate Lien Revenue           7/08 at 101.00   AAA           7,284,760
                 Bonds, Series 1998B, 5.250%, 7/01/14 (Alternative Minimum Tax)
                City of Houston, Texas, Airport System Subordinate Lien Revenue
                Bonds, Series 2001A Refunding:
        2,525    5.500%, 7/01/13 (Alternative Minimum Tax)                                1/12 at 100.00   AAA           2,739,448
        2,905    5.500%, 7/01/14 (Alternative Minimum Tax)                                1/12 at 100.00   AAA           3,126,710
        6,000   City of Houston, Texas, Water and Sewer System Junior Lien                  No Opt. Call   AAA           6,541,140
                 Revenue Bonds, Series 2001B Refunding, 5.500%, 12/01/29
                Jefferson County Health Facilities Development Corporation,
                Texas, FHA-Insured Mortgage Revenue Bonds, Baptist Hospital of
                Southeast Texas, Series 2001:
        8,500    5.400%, 8/15/31                                                          8/11 at 100.00   AAA           8,695,670
        8,500    5.500%, 8/15/41                                                          8/11 at 100.00   AAA           8,745,565
       10,700   Laredo Independent School District, Webb County, Texas, General           8/11 at 100.00   AAA          10,691,975
                 Obligation Bonds, Series 2001 Refunding, 5.000%, 8/01/25
        2,500   Matagorda County Navigation District Number One, Texas,                     No Opt. Call   AAA           2,503,925
                 Collateralized Revenue Refunding Bonds (Houston Lighting
                 & Power Company Project), Series 1997, 5.125%,
                 11/01/28 (Alternative Minimum Tax)
        1,540   Medina Valley Independent School District, Medina County, Texas,          2/11 at 100.00   Aaa           1,571,508
                 General Obligation Bonds, Series 2001, 5.250%, 2/15/26
        5,430   Mineral Wells Independent School District, Pale Pinto and Parker          2/08 at 100.00   Aaa           5,285,779
                 Counties, Texas, Unlimited School Tax Building and Refunding
                 Bonds, Series 1998, 4.750%, 2/15/22
        3,000   North Central Texas Health Facilities Development Corporation,            2/08 at 102.00   AAA           3,063,180
                 Health Resources System Bonds, Series 1997B,
                 5.375%, 2/15/26
        3,045   Port of Houston Authority of Harris County, Texas, Unlimited Tax         10/11 at 100.00   AAA           3,203,645
                 General Obligation Port Improvement Bonds, Series 2001B,
                 5.500%, 10/01/17 (Alternative Minimum Tax)
        4,655   State of Texas, General Obligation Bonds (College Student Loan),          8/11 at 100.00   Aa1           4,525,405
                 Series 2002, 5.000%, 8/01/26 (Alternative Minimum Tax)
       13,410   Texas Department of Housing and Community Affairs, Residential            7/11 at 100.00   AAA          13,525,594
                 Mortgage Revenue Bonds, Series 2001A, 5.350%, 7/01/33
                 (Alternative Minimum Tax)
       15,600   Texas Water Development Board, State Revolving Fund, Senior               1/07 at 100.00   AAA          16,071,744
                 Lien Revenue Bonds, Series 1996B, 5.125%, 7/15/18
----------------------------------------------------------------------------------------------------------------------------------
                UTAH - 1.3%
                Utah Housing Corporation, Single Family Mortgage Bonds, 2001
                Series E:
        2,500    5.200%, 1/01/18 (Alternative Minimum Tax)                                7/11 at 100.00   AA-           2,536,225
        1,000    5.500%, 1/01/23 (Alternative Minimum Tax)                                7/11 at 100.00   Aa2           1,006,290
                Utah Housing Corporation, Single Family Mortgage Bonds, 2001
                Series F1:
        3,000    4.950%, 7/01/18 (Alternative Minimum Tax)                                7/11 at 100.00   Aa2           3,007,980
        1,000    5.300%, 7/01/23 (Alternative Minimum Tax)                                7/11 at 100.00   AA-           1,007,800




58



   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.3%
$       7,500   Virginia Housing Development Authority, Commonwealth Mortgage             7/11 at 100.00   AAA         $ 7,703,175
                 Bonds, 2001 Series J (Subseries J-1), 5.200%, 7/01/19
----------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 16.1%
                Housing Authority of the City of Bellingham, Washington, Varsity
                Village Project Revenue Bonds, Series 2001A:
        1,000    5.500%, 12/01/27                                                        12/11 at 100.00   Aaa           1,037,280
        2,000    5.600%, 12/01/36                                                        12/11 at 100.00   Aaa           2,086,220
        2,090   Public Utility District No. 1 of Benton County, Washington, Electric     11/11 at 100.00   AAA           2,317,079
                 Revenue Refunding Bonds, Series 2001A, 5.625%, 11/01/15
        1,500   Public Utility District No. 1 of Grays Harbor County, Washington,         1/11 at 100.00   AAA           1,514,040
                 Electric Revenue Bonds, Series 2001, 5.125%, 1/01/22
        2,475   Public Utility District No. 1 of Klickitat County, Washington, Electric  12/11 at 100.00   AAA           2,459,457
                 Revenue Bonds, Series 2001B, 5.000%, 12/01/26
       12,955   Port of Seattle, Washington, Passenger Facility Charge Revenue           12/08 at 101.00   AAA          13,419,566
                 Bonds, Series 1998B, 5.300%, 12/01/16
                 (Alternative Minimum Tax)
                Port of Seattle, Washington, Revenue Bonds, Series 2001B:
        2,535    5.625%, 4/01/18 (Alternative Minimum Tax)                               10/11 at 100.00   AAA           2,680,256
       16,000    5.100%, 4/01/24 (Alternative Minimum Tax)                               10/08 at 100.00   AAA          16,019,520
        5,680   City of Seattle, Washington, Municipal Light and Power                    3/11 at 100.00   AAA           6,076,805
                 Improvements and Refunding Revenue Bonds,
                 Series 2001, 5.500%, 3/01/18
        4,530   City of Tacoma, Washington, Solid Waste Utility Revenue Bonds,           12/11 at 100.00   AAA           4,653,261
                 Series 2001 Refunding, 5.250%, 12/01/21
                Washington State Health Care Facilities Authority, Revenue
                Bonds, Group Health Cooperative of Puget Sound, Series 2001:
        3,005    5.375%, 12/01/17                                                        12/11 at 101.00   AAA           3,184,879
        2,915    5.375%, 12/01/18                                                        12/11 at 101.00   AAA           3,065,472
        3,720   Washington State Health Care Facilities Authority, Children's            10/11 at 100.00   Aaa           3,894,133
                 Hospital and Regional Medical Center Revenue Bonds,
                 Series 2001, 5.375%, 10/01/18
                Washington State Health Care Facilities Authority, Revenue
                Bonds, Good Samaritan Hospital, Series 2001:
        5,480    5.500%, 10/01/21                                                        10/11 at 101.00    AA           5,612,287
       25,435    5.625%, 10/01/31                                                        10/11 at 101.00    AA          26,253,244
----------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 4.8%
                City of Appleton, Wisconsin, Waterworks Revenue Refunding
                Bonds, Series 2001:
        3,705    5.375%, 1/01/20                                                          1/12 at 100.00   Aaa           3,885,063
        1,850    5.000%, 1/01/21                                                          1/12 at 100.00   Aaa           1,865,448
        1,735   Evansville Community School District, Dane, Green and Rock                4/11 at 100.00   AAA           1,841,026
                 Counties, Wisconsin, General Obligation Refunding Bonds,
                 Series 2001, 5.500%, 4/01/20
       12,250   City of La Crosse, Wisconsin, Pollution Control Refunding Revenue        12/08 at 102.00   AAA          13,160,910
                 Bonds, Series 1997B, Dairyland Power Cooperative Project,
                 5.550%, 2/01/15
        1,025   Wisconsin Housing and Economic Development Authority, Home               10/09 at 100.00   AA-           1,047,792
                 Ownership Revenue Bonds, 1999 Series G, 5.750%, 4/01/30
                 (Alternative Minimum Tax)




59



          Nuveen Dividend Advantage Municipal Fund 3 (NZF) (continued)

                    Portfolio of INVESTMENTS October 31, 2002


   PRINCIPAL                                                                          OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                         PROVISIONS*      RATINGS**           VALUE
----------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN (continued)
$       4,000   Wisconsin Health and Educational Facilities Authority, Revenue           10/11 at 101.00    A+         $ 3,887,200
                 Bonds, Froedert and Community Health Obligated Group,
                 Series 2001, 5.375%, 10/01/30
        2,500   Wisconsin Health and Educational Facilities Authority, Marshfield         2/12 at 100.00  BBB+           2,485,750
                 Clinic Revenue Bonds, Series 2001B, 6.000%, 2/15/25
----------------------------------------------------------------------------------------------------------------------------------
$     864,245   Total Long-Term Investments (cost $868,030,491) - 150.2%                                               881,239,753
=============---------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.4%
$       1,000   Michigan Strategic Fund, Limited Obligation Revenue Bonds,                                 A-1           1,000,000
                 Detroit Symphony Orchestra Project, Variable Rate Demand
                 Obligations, Series 2001A, 1.950%, 6/01/31+
        5,000   Missouri Development Finance Board, Cultural Facilities Revenue                         VMIG-1           5,000,000
                 Bonds, Nelson Gallery Foundation, Variable Rate Demand
                 Obligations, Series 2001B, 1.950%, 12/01/31+
        1,975   Gulf Coast Waste Disposal Authority, Texas, Environmental                               VMIG-1           1,975,000
                 Facilities Revenue Bonds, Exxon Mobil Project, Series 2000,
                 Variable Rate Demand Obligations, 1.900%, 6/01/30+
----------------------------------------------------------------------------------------------------------------------------------
$       7,975   Total Short-Term Investments (cost $7,975,000)                                                           7,975,000
=============---------------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - 1.6%                                                                    9,584,206
                 -----------------------------------------------------------------------------------------------------------------
                 Preferred Shares, at Liquidation Value - (53.2)%                                                     (312,000,000)
                 -----------------------------------------------------------------------------------------------------------------
                 Net Assets Applicable to Common Shares - 100%                                                        $586,798,959
                 =================================================================================================================


     (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

     * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

     ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

     #    On December 9, 2002, UAL Corporation, the holding company of United
          Air Lines, Inc., filed for federal bankruptcy protection. The Adviser believes United will remain current on their interest payment obligations with respect to these bonds, which relate to essential operating facilities.

     N/R  Investment is not rated.

     + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.



See accompanying notes to financial statements.



Statement of
    ASSETS AND LIABILITIES October 31, 2002

                                   PERFORMANCE                                           DIVIDEND         DIVIDEND          DIVIDEND
                                          PLUS        ADVANTAGE      OPPORTUNITY        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                         (NPP)            (NMA)            (NMO)            (NAD)             (NXZ)            (NZF)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in municipal securities,
 at market value                $1,355,295,567   $1,002,823,205   $1,026,546,620     $870,301,327      $646,404,572     $881,239,753
 Temporary investments in short-term
   securities, at amortized cost,
   which approximates market value   5,695,000               --               --        3,000,000         2,000,000        7,975,000
 Receivables:
   Interest                         23,016,071       19,486,146       19,298,589       15,461,531        11,940,834       15,427,811
   Investments sold                 26,597,841          763,183        2,157,225               --                --           30,706
 Other assets                           38,843           37,858           44,006           38,606            23,290            5,603
------------------------------------------------------------------------------------------------------------------------------------
      Total assets               1,410,643,322    1,023,110,392    1,048,046,440      888,801,464       660,368,696      904,678,873
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                       4,302,601        1,966,258        2,209,636        2,385,786         2,107,516        5,005,375
 Payable for investments purchased   4,814,952               --               --        4,911,000                --               --
 Accrued expenses:
   Management fees                     740,380          543,246          557,458          245,169           185,572          249,974
   Organization and offering costs          --               --               --               --                --          422,273
   Other                               351,320          279,716          331,650          165,047           140,714          161,857
 Preferred share dividends payable      58,395           50,974           34,127           49,414            28,133           40,435
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities             10,267,648        2,840,194        3,132,871        7,756,416         2,461,935        5,879,914
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares,
   at liquidation value         $  479,000,000   $  358,000,000   $  380,000,000     $295,000,000      $222,000,000     $312,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable
   to Common shares             $  921,375,674   $  662,270,198   $  664,913,569     $586,045,048      $435,906,761     $586,798,959
====================================================================================================================================
Common shares outstanding           59,914,073       42,980,333       45,540,872       39,227,847        29,282,000       40,310,119
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common
   shares, divided by
   Common shares outstanding)   $        15.38   $        15.41   $        14.60     $      14.94      $      14.89     $      14.56
====================================================================================================================================
NET ASSETS APPLICABLE TO
   COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
 Common shares, $.01 par
     value per share            $      599,141   $      429,803   $      455,409     $    392,278      $    292,820     $    403,101
 Paid-in surplus                   836,308,550      600,296,194      635,367,024      557,363,318       416,099,054      572,334,638
 Undistributed net
     investment income               9,074,385        8,026,346        5,943,407        5,680,795         3,600,024        2,370,251
 Accumulated net realized gain (loss)
   from investment transactions      1,655,368        3,175,301       (1,622,794)     (17,573,028)          300,627      (1,518,293)
 Net unrealized appreciation
   of investments                   73,738,230       50,342,554       24,770,523       40,181,685        15,614,236       13,209,262
------------------------------------------------------------------------------------------------------------------------------------
 Net assets applicable to
   Common shares                $  921,375,674   $  662,270,198   $  664,913,569     $586,045,048      $435,906,761     $586,798,959
====================================================================================================================================
 Authorized shares:
   Common                          200,000,000      200,000,000      200,000,000        Unlimited         Unlimited        Unlimited
   Preferred                         1,000,000        1,000,000        1,000,000        Unlimited         Unlimited        Unlimited
====================================================================================================================================



                 See accompanying notes to financial statements.

61


Statement of
     OPERATIONS Year Ended October 31, 2002


                                   PERFORMANCE                                            DIVIDEND         DIVIDEND         DIVIDEND
                                          PLUS        ADVANTAGE       OPPORTUNITY         ADVANTAGE      ADVANTAGE 2     ADVANTAGE 3
                                         (NPP)            (NMA)             (NMO)             (NAD)            (NXZ)           (NZF)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                 $ 76,044,037     $ 57,634,293      $ 59,010,404       $49,029,122      $36,721,491     $45,704,140
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
 Management fees                     8,516,702        6,324,706         6,563,615         5,451,131        4,119,930       5,459,079
 Preferred shares - auction fees     1,160,343          895,000           950,000           737,500          555,000         747,947
 Preferred shares - dividend
   disbursing agent fees                50,000           50,000            40,000            30,000           30,000          28,767
 Shareholders' servicing agent fees
   and expenses                        262,319          163,391           180,833            26,206            9,519          13,971
 Custodian's fees and expenses         331,485          267,301           257,346           217,622          190,958         249,836
 Directors'/Trustees' fees and expenses 13,659            9,783            10,162            10,665            6,620           9,088
 Professional fees                      44,581           27,223            69,288           501,405           21,512          32,872
 Shareholders' reports - printing and
   mailing expenses                    142,897           74,150            98,725            86,197           40,940          85,115
 Stock exchange listing fees            28,427           20,649            21,825            19,371            2,973           4,841
 Investor relations expense            202,853          125,928           136,466           120,350           56,749          75,823
Other expenses                          69,891           56,516            57,314            40,012           15,004          17,497
------------------------------------------------------------------------------------------------------------------------------------
 Total expenses before custodian fee
   credit and expense reimbursement 10,823,157        8,014,647         8,385,574         7,240,459        5,049,205       6,724,836
   Custodian fee credit                (53,033)         (22,923)          (41,180)          (28,308)         (66,003)       (64,453)
   Expense reimbursement                    --               --                --        (2,616,370)      (1,964,353)    (2,612,654)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                        10,770,124        7,991,724         8,344,394         4,595,781        3,018,849       4,047,729
------------------------------------------------------------------------------------------------------------------------------------
Net investment income               65,273,913       49,642,569        50,666,010        44,433,341       33,702,642      41,656,411
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  FROM INVESTMENTS
 Net realized gain (loss)
    from investments                 1,658,527        3,175,745        (1,622,794)          140,122          301,752     (1,471,054)
 Change in net unrealized appreciation
   (depreciation) of investments   (15,059,549)     (13,241,244)      (30,326,455)         (107,226)      (9,579,398)      7,512,570
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments   (13,401,022)     (10,065,499)      (31,949,249)           32,896       (9,277,646)      6,041,516
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
 From net investment income         (5,916,338)      (4,121,352)       (4,944,432)       (3,979,694)      (3,000,574)    (4,027,379)
 From accumulated net realized gains
   from investments                   (720,966)      (1,143,082)         (289,119)               --          (64,965)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Preferred shareholders        (6,637,304)      (5,264,434)       (5,233,551)       (3,979,694)      (3,065,539)    (4,027,379)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from operations                 $ 45,235,587    $ 34,312,636      $ 13,483,210       $40,486,543      $21,359,457     $43,670,548
====================================================================================================================================



                 See accompanying notes to financial statements.

62



Statement of
      CHANGES IN NET ASSETS
                                       PERFORMANCE PLUS (NPP)                 ADVANTAGE (NMA)                  OPPORTUNITY (NMO)
                                   -------------------------------------------------------------------------------------------------
                                    YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                    10/31/02         10/31/01          10/31/02          10/31/01         10/31/02        10/31/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 65,273,913     $ 65,960,553      $ 49,642,569      $ 49,821,624     $ 50,666,010    $ 52,874,768
Net realized gain (loss)
    from investments                 1,658,527        3,772,794         3,175,745         5,275,196       (1,622,794)      1,282,569
Change in net unrealized appreciation
   (depreciation) of investments   (15,059,549)      66,164,808       (13,241,244)       41,963,887      (30,326,455)     34,696,569
Distributions to Preferred shareholders:
   From and in excess of net
     investment income              (5,916,338)     (13,884,430)       (4,136,412)      (10,526,993)      (4,944,432)   (11,656,815)
   From accumulated net realized gains
     from investments                 (720,966)              --        (1,143,082)       (1,219,554)        (289,119)      (436,392)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations 45,235,587      122,013,725        34,297,576        85,314,160       13,483,210      76,760,699
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From and in excess of net
   investment income               (53,683,146)     (49,632,826)      (40,570,160)      (37,460,136)     (41,601,362)   (39,626,531)
From accumulated net realized gains
   from investments                 (2,612,288)              --        (4,129,879)       (3,280,164)        (992,816)    (1,179,509)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (56,295,434)     (49,632,826)      (44,700,039)      (40,740,300)     (42,594,178)   (40,806,040)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares         --              --                 --               --                --             --
   Net proceeds from shares issued to
     shareholders due to reinvestment
     of distributions                       --               --                --                --               --              --
Preferred shares offering costs       (501,535)              --                --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions    (501,535)              --                --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares     (11,561,382)      72,380,899       (10,402,463)       44,573,860      (29,110,968)     35,954,659
Net assets applicable to Common
   shares at the beginning
   of period                       932,937,056      860,556,157       672,672,661       628,098,801      694,024,537     658,069,878
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $921,375,674     $932,937,056      $662,270,198      $672,672,661     $664,913,569    $694,024,537
====================================================================================================================================
Undistributed net investment income at
   the end of period               $ 9,074,385      $ 2,785,288       $ 8,026,346       $ 2,600,596      $ 5,943,407     $ 1,468,388
====================================================================================================================================



                         See accompanying notes to financial statements.

63



Statement of
    CHANGES IN NET ASSETS (continued)

                                      DIVIDEND ADVANTAGE (NAD)          DIVIDEND ADVANTAGE 2 (NXZ)        DIVIDEND ADVANTAGE 3 (NZF)
                                   -------------------------------------------------------------------------------------------------
                                                                                            FOR THE                          FOR THE
                                                                                     PERIOD 3/28/01                   PERIOD 9/25/01
                                                                                      (COMMENCEMENT                    (COMMENCEMENT
                                    YEAR ENDED       YEAR ENDED        YEAR ENDED    OF OPERATIONS)     YEAR ENDED    OF OPERATIONS)
                                      10/31/02         10/31/01          10/31/02  THROUGH 10/31/01       10/31/02  THROUGH 10/31/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 44,433,341     $ 45,220,376      $ 33,702,642      $ 15,226,835     $ 41,656,411     $ 1,261,422
Net realized gain (loss)
    from investments                   140,122        2,486,598           301,752           362,527       (1,471,054)       (47,239)
Change in net unrealized appreciation
   (depreciation) of investments      (107,226)      45,071,798        (9,579,398)       25,233,025        7,512,570       5,696,934
Distributions to Preferred shareholders:
   From and in excess of net
     investment income              (3,979,694)      (9,257,322)       (3,000,574)       (2,529,949)      (4,027,379)             --
   From accumulated net realized gains
     from investments                       --               --           (64,965)               --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations 40,486,543       83,521,450        21,359,457        38,292,438       43,670,548       6,911,117
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From and in excess of net
   investment income               (36,722,714)     (34,321,612)      (26,749,093)      (13,089,228)     (36,520,445)             --
From accumulated net realized gains
   from investments                         --               --          (298,687)               --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (36,722,714)     (34,321,612)      (27,047,780)      (13,089,228)     (36,520,445)             --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares         --              --                 --       418,486,125               --     576,088,500
   Net proceeds from shares issued to
     shareholders due to reinvestment
     of distributions                1,192,197          317,794                --                --           43,936              --
Preferred shares offering costs             --               --           286,674        (2,481,200)      (3,494,972)             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions   1,192,197          317,794           286,674       416,004,925       (3,451,036)    576,088,500
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares       4,956,026       49,517,632        (5,401,649)      441,208,135        3,699,067     582,999,617
Net assets applicable to Common
   shares at the beginning
   of period                       581,089,022      531,571,390       441,308,410           100,275      583,099,892         100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $586,045,048     $581,089,022      $435,906,761      $441,308,410     $586,798,959    $583,099,892
====================================================================================================================================
Undistributed net investment income at
   the end of period              $  5,680,795     $  1,603,946      $  3,600,024       $  (392,342)    $  2,370,251    $  1,261,422
====================================================================================================================================


                 See accompanying notes to financial statements.

Notes to

      FINANCIAL STATEMENTS

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The National Funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Performance Plus Municipal Fund, Inc. (NPP), Nuveen Municipal Advantage Fund, Inc. (NMA), Nuveen Municipal Market Opportunity Fund, Inc. (NMO), Nuveen Dividend Advantage Municipal Fund (NAD), Nuveen Dividend Advantage Municipal Fund 2 (NXZ) and Nuveen Dividend Advantage Municipal Fund 3 (NZF). Performance Plus (NPP), Advantage (NMA), Opportunity
(NMO) and Dividend Advantage (NAD) are traded on the New York Stock Exchange while Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF) are traded on the American Stock Exchange.

Prior to the commencement of operations of Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF), each Fund had no operations other than those related to organizational matters, the initial capital contributions of $100,275 per fund by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, and the recording of the organization expenses ($15,000 per fund) and their reimbursement by Nuveen Investments, also a wholly owned subsidiary of The John Nuveen Company.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors/Trustees of the Funds or its designee may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At October 31, 2002, Performance Plus (NPP) and Dividend Advantage (NAD) had outstanding when-issued purchase commitments of $4,814,952 and $4,911,000, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Notes to
    FINANCIAL STATEMENTS (continued)


Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended October 31, 2002, have been designated Exempt Interest Dividends.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared and paid monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:


                            PERFORMANCE                                DIVIDEND     DIVIDEND     DIVIDEND
                                   PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                  (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
----------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                       4,000        3,000         4,000        4,000        3,000           --
   Series T                       4,000        3,000         4,000        4,000        3,000           --
   Series W                       4,000        3,000         3,200           --           --        4,160
   Series TH                      3,160        2,320            --        3,800           --        4,160
   Series F                       4,000        3,000         4,000           --        2,880        4,160
----------------------------------------------------------------------------------------------------------
Total                            19,160       14,320        15,200       11,800        8,880       12,480
----------------------------------------------------------------------------------------------------------


Effective April 5, 2002, Performance Plus (NPP)issued 1,400 Series TH $25,000 stated value Preferred shares.

Effective November 16, 2001, Dividend Advantage 3 (NZF) issued 4,160 Series W, 4,160 Series TH and 4,160 Series F $25,000 stated value Preferred shares.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended October 31, 2002.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs

Nuveen Investments has agreed to pay all offering costs (other than the sales load) that exceed $.03 per Common share for Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF). Dividend Advantage 2's (NXZ) and Dividend Advantage 3's (NZF) share of offering costs ($589,912 and $1,209,000, respectively) were recorded as a reduction of the proceeds from the sale of the Common shares.

Costs incurred by Performance Plus (NPP), Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF) in connection with their offerings of Preferred shares ($501,535, $2,482,864 and $3,494,972, respectively) were recorded as a reduction to paid-in surplus.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

Change in Accounting Policy

As required, effective November 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to November 1, 2001, the Funds did not accrete taxable market discount on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets applicable to Common shares or the Common share net asset values of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in net unrealized appreciation or increase in net unrealized depreciation based on securities held by the Funds on November 1, 2001, as follows:


PERFORMANCE                                DIVIDEND     DIVIDEND     DIVIDEND
       PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
      (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
--------------------------------------------------------------------------------
   $614,668     $521,772      $480,465     $346,693      $39,391         $242
--------------------------------------------------------------------------------


The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

The net effect of this change for the fiscal year ended October 31, 2002, was to increase investment income with a corresponding decrease in net unrealized appreciation as follows:


PERFORMANCE                                DIVIDEND     DIVIDEND     DIVIDEND
       PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
      (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
--------------------------------------------------------------------------------
   $213,073     $170,052       $88,336     $230,146      $88,845      $16,313
--------------------------------------------------------------------------------


Classification and Measurement of Redeemable Securities

The Funds have adopted the classification requirement of EITF D-98, Classification and Measurement of Redeemable Securities. EITF D-98 requires that Preferred shares, at liquidation value, be presented separately in the Statement of Assets and Liabilities. Accordingly, certain reclassifications have been made to the financial statements and financial highlights for all prior periods presented. The adoption of EITF D-98 had no impact on the Funds' Common share net asset values.

Notes to
    FINANCIAL STATEMENTS (continued)


2. FUND SHARES


Transactions in Common and Preferred shares were as follows:

                          PERFORMANCE PLUS (NPP)           ADVANTAGE (NMA)             OPPORTUNITY (NMO)
------------------------------------------------------------------------------------------------------------
                             YEAR        YEAR             YEAR        YEAR              YEAR       YEAR
                             ENDED       ENDED            ENDED       ENDED             ENDED      ENDED
                           10/31/02    10/31/01         10/31/02    10/31/01          10/31/02   10/31/01
------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                   --         --                 --        --                 --         --
   Shares issued to shareholders
     due to reinvestment
     of distributions            --         --                 --        --                 --         --
------------------------------------------------------------------------------------------------------------
                                 --         --                 --        --                 --         --
------------------------------------------------------------------------------------------------------------
Preferred shares sold         1,400         --                 --        --                 --         --
------------------------------------------------------------------------------------------------------------


                         DIVIDEND ADVANTAGE (NAD)   DIVIDEND ADVANTAGE 2 (NXZ)   DIVIDEND ADVANTAGE 3 (NZF)
------------------------------------------------------------------------------------------------------------
                                                                     FOR THE                      FOR THE
                                                                     PERIOD                        PERIOD
                                                                     3/28/01                      9/25/01
                                                                   (COMMENCE-                   (COMMENCE-
                                                                     MENT OF                      MENT OF
                             YEAR        YEAR             YEAR     OPERATIONS)          YEAR    OPERATIONS)
                             ENDED       ENDED            ENDED      THROUGH            ENDED     THROUGH
                           10/31/02    10/31/01         10/31/02    10/31/01          10/31/02   10/31/01
------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                   --          --              --   29,275,000              --   40,300,000
   Shares issued to shareholders
     due to reinvestment
     of distributions        80,089      21,963              --           --           3,119           --
------------------------------------------------------------------------------------------------------------
                             80,089      21,963              --   29,275,000           3,119   40,300,000
------------------------------------------------------------------------------------------------------------
Preferred shares sold            --          --              --        8,880          12,480           --
------------------------------------------------------------------------------------------------------------

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities and short-term securities during the fiscal year ended October 31, 2002, were as follows:

                                          PERFORMANCE                                DIVIDEND     DIVIDEND     DIVIDEND
                                                 PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
-------------------------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities       $160,247,864  $167,064,367 $141,531,186  $69,189,820  $60,510,521  $412,991,886
   Short-term securities                  78,425,000    37,000,000   34,275,000   43,000,000   19,225,000   153,850,000
Sales and maturities:
   Long-term municipal securities        153,226,528   166,580,983  140,513,729   60,967,317   56,073,242    58,806,539
   Short-term securities                  72,730,000    37,000,000   34,275,000   40,000,000   17,225,000   269,785,000
-------------------------------------------------------------------------------------------------------------------------


4. INCOME TAX INFORMATION

The following information is presented on an income tax basis as of October 31, 2002. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.


                             PERFORMANCE                                    DIVIDEND      DIVIDEND      DIVIDEND
                                    PLUS     ADVANTAGE     OPPORTUNITY     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                    (NPP)         (NMA)           (NMO)         (NAD)         (NXZ)         (NZF)
------------------------------------------------------------------------------------------------------------------
Cost of Investments       $1,286,428,527  $952,039,305  $1,001,248,258  $832,721,788  $632,662,100  $875,988,936
------------------------------------------------------------------------------------------------------------------


                             PERFORMANCE                                    DIVIDEND      DIVIDEND     D IVIDEND
                                    PLUS     ADVANTAGE     OPPORTUNITY     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                    (NPP)         (NMA)           (NMO)         (NAD)         (NXZ)         (NZF)
------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation            $  91,164,239  $ 67,002,532    $ 70,494,592  $ 56,281,296  $ 26,101,120   $19,878,279
   Depreciation              (16,602,199)  (16,218,632)    (45,196,230)  (15,701,757)  (10,358,648)   (6,652,462)
------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   on investments          $  74,562,040  $ 50,783,900    $ 25,298,362  $ 40,579,539  $ 15,742,472   $13,225,817
------------------------------------------------------------------------------------------------------------------

The tax components of undistributed net investment income and net realized gains at October 31, 2002, were as follows:


                             PERFORMANCE                                    DIVIDEND      DIVIDEND      DIVIDEND
                                    PLUS     ADVANTAGE     OPPORTUNITY     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                    (NPP)         (NMA)           (NMO)         (NAD)         (NXZ)         (NZF)
------------------------------------------------------------------------------------------------------------------
Undistributed
   tax-exempt income         $12,918,958   $10,930,739      $8,966,521    $8,335,162    $5,813,198    $5,437,544
Undistributed ordinary income*     3,425       179,625          35,363        44,650       185,573            --
Undistributed net long-term
   capital gains               1,655,369     3,225,301              --            --       115,054            --
--------------------------------------------------------------------------------------------------------------------

The tax character of distributions paid during the fiscal year ended October 31, 2002, were designated for purposes of the dividends paid deduction as follows:


                             PERFORMANCE                                    DIVIDEND      DIVIDEND      DIVIDEND
                                    PLUS     ADVANTAGE     OPPORTUNITY     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                    (NPP)         (NMA)           (NMO)         (NAD)         (NXZ)         (NZF)
------------------------------------------------------------------------------------------------------------------
Distributions from
   tax-exempt income         $59,286,613   $44,278,184     $46,362,835   $40,491,284   $29,610,711   $37,463,976
Distributions from
   ordinary income*              256,881     1,271,708              --            --       363,652            --
Distributions from net long-term
   capital gains               3,076,373     4,070,716       1,281,935            --            --            --
--------------------------------------------------------------------------------------------------------------------

* Ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
    FINANCIAL STATEMENTS (continued)

At October 31, 2002, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:


                                                                                    DIVIDEND     DIVIDEND
                                                                    OPPORTUNITY    ADVANTAGE  ADVANTAGE 3
                                                                          (NMO)        (NAD)        (NZF)
------------------------------------------------------------------------------------------------------------
Expiration year:
   2007                                                              $       --  $ 2,980,482   $       --
   2008                                                                      --   14,462,547           --
   2009                                                                      --           --       47,239
   2010                                                               1,622,794           --    1,471,054
------------------------------------------------------------------------------------------------------------
Total                                                                $1,622,794  $17,443,029   $1,518,293
------------------------------------------------------------------------------------------------------------

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Funds' (excluding Dividend Advantage (NAD), Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF)) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:


AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)           MANAGEMENT FEE
------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                          .6500%
For the next $125 million                                                                           .6375
For the next $250 million                                                                           .6250
For the next $500 million                                                                           .6125
For the next $1 billion                                                                             .6000
For the next $3 billion                                                                             .5875
For net assets over $5 billion                                                                      .5750
------------------------------------------------------------------------------------------------------------


Under Dividend Advantage's (NAD), Dividend Advantage 2's (NXZ) and Dividend
Advantage 3's (NZF) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:


AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)           MANAGEMENT FEE
------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                          .6500%
For the next $125 million                                                                           .6375
For the next $250 million                                                                           .6250
For the next $500 million                                                                           .6125
For the next $1 billion                                                                             .6000
For net assets over $2 billion                                                                      .5750
------------------------------------------------------------------------------------------------------------


For the first ten years of Dividend Advantage's (NAD) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                     YEAR ENDING
JULY 31,                        JULY 31,
--------------------------------------------------------
1999*       .30%                    2005         .25%
2000        .30                     2006         .20
2001        .30                     2007         .15
2002        .30                     2008         .10
2003        .30                     2009         .05
2004        .30
--------------------------------------------------------

*  From the commencement of operations.

The Adviser has not agreed to reimburse Dividend Advantage (NAD) for any portion of its fees and expenses beyond July 31, 2009.

For the first ten years of Dividend Advantage 2's (NXZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                       YEAR ENDING
MARCH 31,                         MARCH 31,
---------------------------------------------------------
2001*       .30%                    2007         .25%
2002        .30                     2008         .20
2003        .30                     2009         .15
2004        .30                     2010         .10
2005        .30                     2011         .05
2006        .30
---------------------------------------------------------

*  From the commencement of operations.



The Adviser has not agreed to reimburse Dividend Advantage 2 (NXZ) for any portion of its fees and expenses beyond March 31, 2011.

For the first ten years of Dividend Advantage 3's (NZF) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                     YEAR ENDING
SEPTEMBER 30,                   SEPTEMBER 30,
-------------------------------------------------------
2001*       .30%                    2007         .25%
2002        .30                     2008         .20
2003        .30                     2009         .15
2004        .30                     2010         .10
2005        .30                     2011         .05
2006        .30
-------------------------------------------------------

*  From the commencement of operations.



The Adviser has not agreed to reimburse Dividend Advantage 3 (NZF) for any portion of its fees and expenses beyond September 30, 2011.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

Notes to
    FINANCIAL STATEMENTS (continued)


6. INVESTMENT COMPOSITION

At October 31, 2002, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                            PERFORMANCE                                DIVIDEND     DIVIDEND     DIVIDEND
                                   PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                  (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
----------------------------------------------------------------------------------------------------------
Consumer Staples                      5%           5%           6%           4%           2%           6%
Education and Civic Organizations     5           --            3            6            3            5
Energy                               --            1           --           --            4           --
Healthcare                            9           16           10           17           22           16
Housing/Multifamily                   6            4            1            2            1            4
Housing/Single Family                 9           15            1            6            8            9
Long-Term Care                        1            1           --            3            1            1
Tax Obligation/General               14            9           21           13            5           10
Tax Obligation/Limited               13            9           16           13           15           13
Transportation                        7            9           17           14           12           16
U.S. Guaranteed                      14           11            9            7            1            1
Utilities                            11           13            8            9           11            8
Water and Sewer                       6            6            6            4           15           10
Other                                --            1            2            2           --            1
----------------------------------------------------------------------------------------------------------
                                    100%         100%         100%         100%         100%         100%
----------------------------------------------------------------------------------------------------------

Certain investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (61% for Performance Plus (NPP), 53% for Advantage (NMA), 52% for Opportunity (NMO), 61% for Dividend Advantage (NAD), 49% for Dividend Advantage 2 (NXZ) and 64% for Dividend Advantage 3 (NZF)).

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

7. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The following Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 2, 2002, to shareholders of record on November 15, 2002, as follows:


                            PERFORMANCE                                DIVIDEND     DIVIDEND     DIVIDEND
                                   PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                  (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
-----------------------------------------------------------------------------------------------------------
Dividend per share               $.0770       $.0820        $.0780       $.0810       $.0790       $.0755
-----------------------------------------------------------------------------------------------------------


Financial
      HIGHLIGHTS

Financial
      HIGHLIGHTS


Selected data for a Common share outstanding throughout each period:


                                    Investment Operations                  Less Distributions
                     ----------------------------------------------------  ------------------
                                         Distributions
                                              from and                       From and
                                             in Excess  Distributions       in Excess
                                                of Net           from          of Net                    Offering
           Beginning                   Net  Investment        Capital      Investment  Capital          Costs and     Ending
              Common             Realized/   Income to       Gains to       Income to Gains to          Preferred     Common
               Share        Net Unrealized   Preferred      Preferred          Common   Common              Share      Share  Ending
           Net Asset Investment Investment      Share-         Share-          Share-   Share-       Underwriting  Net Asset  Market
               Value     Income Gain (Loss)   holders+       holders+  Total  holders  holders  Total   Discounts      Value   Value
------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE PLUS (NPP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)       $15.57      $1.09    $ (.22)      $(.10)         $(.01)  $ .76  $ (.90)   $(.04) $ (.94)     $(.01)    $15.38 $14.2800
2001           14.36       1.10      1.17        (.23)            --    2.04    (.83)      --    (.83)        --      15.57  14.5800
2000           13.69       1.12       .69        (.29)            --    1.52    (.84)      --    (.84)      (.01)     14.36  12.1875
1999           15.43       1.12     (1.73)       (.21)            --    (.82)   (.91)    (.01)   (.92)        --      13.69  12.9375
1998           15.22       1.19       .20        (.23)            --    1.16    (.95)      --    (.95)        --      15.43  15.4375

ADVANTAGE (NMA)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)        15.65       1.15      (.22)       (.10)          (.03)    .80    (.94)    (.10)  (1.04)        --      15.41  14.6600
2001           14.61       1.16      1.10        (.24)          (.03)   1.99    (.87)    (.08)   (.95)        --      15.65  14.8500
2000           13.98       1.24       .63        (.33)            --    1.54    (.91)      --    (.91)        --      14.61  12.8750
1999           15.85       1.24     (1.85)       (.24)            --    (.85)  (1.00)      --   (1.00)      (.02)     13.98  13.6250
1998           15.68       1.24       .17        (.24)            --    1.17   (1.00)      --   (1.00)        --      15.85  15.8125

OPPORTUNITY (NMO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)        15.24       1.11      (.70)       (.11)          (.01)    .29    (.91)    (.02)   (.93)        --      14.60  13.8000
2001           14.45       1.16       .80        (.26)          (.01)   1.69    (.87)    (.03)   (.90)        --      15.24  14.6500
2000           14.11       1.24       .38        (.34)            --    1.28    (.94)      --    (.94)        --      14.45  13.0000
1999           15.96       1.26     (1.83)       (.24)            --    (.81)  (1.01)    (.01)  (1.02)      (.02)     14.11  13.5625
1998           15.85       1.25       .15        (.24)          (.01)   1.15   (1.01)    (.03)  (1.04)        --      15.96  15.9375

DIVIDEND ADVANTAGE (NAD)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)        14.84       1.13       .01        (.10)            --    1.04    (.94)      --    (.94)        --      14.94  14.5000
2001           13.59       1.16      1.21        (.24)            --    2.13    (.88)      --    (.88)        --      14.84  15.1400
2000           12.78       1.15       .84        (.31)            --    1.68    (.86)      --    (.86)      (.01)     13.59  12.6250
1999(a)        14.33        .39     (1.47)       (.07)            --   (1.15)   (.30)      --    (.30)      (.10)     12.78  13.6250

DIVIDEND ADVANTAGE 2 (NXZ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)        15.07       1.15      (.32)       (.10)            --     .73    (.91)    (.01)   (.92)       .01      14.89  13.9100
2001(b)        14.33        .52       .88        (.09)            --    1.31    (.45)      --    (.45)      (.12)     15.07  14.9600

DIVIDEND ADVANTAGE 3 (NZF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)        14.47       1.03       .16        (.10)            --    1.09    (.91)      --    (.91)      (.09)     14.56  13.5300
2001(c)        14.33        .03       .14          --             --     .17      --       --      --       (.03)     14.47  15.0700
------------------------------------------------------------------------------------------------------------------------------------




                                                                         Ratios/Supplemental Data
                                                  ----------------------------------------------------------------------
                                Total Returns              Before Credit/Reimbursement  After Credit/Reimbursement***
                            ------------------             ---------------------------  --------------------------

                                                                         Ratio of Net             Ratio of Net
                                                                Ratio of   Investment     Ratio of  Investment
                                         Based       Ending     Expenses    Income to     Expenses   Income to
                                            on          Net   to Average      Average   to Average     Average
                              Based     Common       Assets   Net Assets   Net Assets   Net Assets  Net Assets
                                 on  Share Net   Applicable   Applicable   Applicable   Applicable  Applicable Portfolio
                             Market      Asset    to Common    to Common    to Common    to Common   to Common  Turnover
                            Value**    Value**  Shares (000)    Shares++     Shares++     Shares++    Shares++      Rate
-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE PLUS (NPP)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)                        4.51%      5.03%    $921,376         1.18%       7.11%        1.17%       7.12%       11%
2001                          26.96      14.51      932,937         1.15        7.29         1.14        7.30        14
2000                            .90      11.47      860,556         1.17        8.09         1.16        8.10        25
1999                         (10.76)     (5.63)     820,432         1.15        7.48         1.12        7.51        30
1998                           9.48       7.87      922,187         1.11        7.74         1.11        7.74        23

ADVANTAGE (NMA)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)                        5.89       5.39      662,270         1.22        7.55         1.22        7.55        17
2001                          23.35      13.97      672,673         1.23        7.60         1.22        7.61        18
2000                           1.46      11.48      628,099         1.23        8.77         1.23        8.77        39
1999                          (8.16)     (5.83)     600,923         1.16        8.12         1.16        8.12        29
1998                           5.58       7.65      675,410         1.12        7.84         1.12        7.84         8

OPPORTUNITY (NMO)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)                         .49       2.03      664,914         1.24        7.50         1.24        7.51        13
2001                          20.03      11.93      694,025         1.23        7.73         1.23        7.74        11
2000                           2.97       9.41      658,070         1.25        8.76         1.23        8.77        52
1999                          (9.18)     (5.49)     642,643         1.15        8.18         1.14        8.19        31
1998                           5.40       7.45      721,207         1.09        7.88         1.09        7.88        13

DIVIDEND ADVANTAGE (NAD)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)                        2.01       7.26      586,045         1.25        7.24          .80        7.70         7
2001                          27.35      16.03      581,089         1.26        7.56          .78        8.04        12
2000                           (.79)     13.61      531,571         1.22        8.34          .73        8.83        37
1999(a)                       (7.29)     (8.83)     499,783         1.06*       6.10*         .58*       6.58*       16

DIVIDEND ADVANTAGE 2 (NXZ)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)                        (.81)      5.16      435,907         1.17        7.32          .70        7.79         9
2001(b)                        2.75       8.39      441,308         1.13*       5.56*         .63*       6.06*        5

DIVIDEND ADVANTAGE 3 (NZF)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(d)                       (4.26)      7.20      586,799         1.17        6.78          .70        7.25         7
2001(c)                         .47        .98      583,100          .72*       2.05*         .42*       2.36*        1
-------------------------------------------------------------------------------------------------------------------------




                          Preferred Shares at End of Period
                          ---------------------------------





                            Aggregate Liquidation
                               Amount  and Market     Asset
                          Outstanding       Value  Coverage
                                 (000)  Per Share Per Share
------------------------------------------------------------
PERFORMANCE PLUS (NPP)
------------------------------------------------------------
Year Ended 10/31:
2002(d)                      $479,000     $25,000   $73,089
2001                          444,000      25,000    77,530
2000                          444,000      25,000    73,455
1999                          400,000      25,000    76,277
1998                          400,000      25,000    82,637

ADVANTAGE (NMA)
------------------------------------------------------------
Year Ended 10/31:
2002(d)                       358,000      25,000    71,248
2001                          358,000      25,000    71,974
2000                          358,000      25,000    68,862
1999                          358,000      25,000    66,964
1998                          300,000      25,000    81,284

OPPORTUNITY (NMO)
------------------------------------------------------------
Year Ended 10/31:
2002(d)                       380,000      25,000    68,744
2001                          380,000      25,000    70,660
2000                          380,000      25,000    68,294
1999                          380,000      25,000    67,279
1998                          300,000      25,000    85,101

DIVIDEND ADVANTAGE (NAD)
------------------------------------------------------------
Year Ended 10/31:
2002(d)                       295,000      25,000    74,665
2001                          295,000      25,000    74,245
2000                          295,000      25,000    70,048
1999(a)                       295,000      25,000    67,354

DIVIDEND ADVANTAGE 2 (NXZ)
------------------------------------------------------------
Year Ended 10/31:
2002(d)                       222,000      25,000    74,089
2001(b)                       222,000      25,000    74,697

DIVIDEND ADVANTAGE 3 (NZF)
------------------------------------------------------------
Year Ended 10/31:
2002(d)                       312,000      25,000    72,019
2001(c)                            --          --        --
------------------------------------------------------------


*    Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.

(a) For the period May 26, 1999 (commencement of operations) through October 31, 1999.

(b) For the period March 28, 2001 (commencement of operations) through October 31, 2001.

(c) For the period September 25, 2001 (commencement of operations) through October 31, 2001.

(d) As required, effective November 1, 2001, the Funds adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. The effect of this change for the fiscal year ended October 31, 2002, was to increase net investment income per share with a corresponding decrease in net realized/unrealized investment gain (loss) per share and increase each ratio of net investment income to average net assets applicable to Commonas follows:



                            PERFORMANCE                                         DIVIDEND        DIVIDEND        DIVIDEND
                                   PLUS       ADVANTAGE     OPPORTUNITY        ADVANTAGE     ADVANTAGE 2     ADVANTAGE 3
                                  (NPP)           (NMA)           (NMO)            (NAD)           (NXZ)           (NZF)
----------------------------------------------------------------------------------------------------------------------------
    2002 per share impact ($)        --             --              --              .01             --              --
    2002 income ratio impact (%)    .02            .03             .01              .04            .02              --

     The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

                                 See accompanying notes to financial statements.


74-75 SPREAD

Directors/Trustees
            AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds under the Management Agreement, is the responsibility of the Board of Directors/Trustees of the Funds. The number of directors/trustees of the Funds is currently set at seven, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and six of whom are not interested persons. None of the directors/trustees who are not interested persons of the Funds have ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the directors/trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.


                                                                                                                NUMBER OF FUNDS
                                             YEAR FIRST              PRINCIPAL OCCUPATION(S)                    IN NUVEEN COMPLEX
NAME, BIRTHDATE            POSITION(S) HELD  ELECTED OR APPOINTED    INCLUDING OTHER DIRECTORSHIPS              OVERSEEN BY
AND ADDRESS                WITH THE FUND     AND TERM OF OFFICE (a)  DURING PAST 5 YEARS                        DIRECTOR/TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
DIRECTOR/TRUSTEE WHO IS AN INTERESTED PERSON OF THE FUNDS:
-----------------------------------------------------------------------------------------------------------------------------------
TIMOTHY R. SCHWERTFEGER (1) Chairman of the       1994            Chairman and Director (since 1996) of The John          141
3/28/1949                   Board and             Term:           Nuveen Company, Nuveen Investments, Nuveen
333 W. Wacker Drive         Director/Trustee      one year (2)    Advisory Corp. and Nuveen Institutional Advisory
Chicago, IL 60606                                                 Corp.; Chairman and Director (since 1997) of
                                                                  Nuveen Asset Management Inc.; Director (since
                                                                  1996) of Institutional Capital Corporation;
                                                                  Chairman and Director (since 1999) of Rittenhouse
                                                                  Financial Services Inc.


DIRECTORS/TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
ROBERT P. BREMNER           Director/Trustee      1997            Private Investor and Management Consultant.             122
8/22/1940                                         Term:
333 W. Wacker Drive                               one year (2)
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
LAWRENCE H. BROWN           Director/Trustee      1993            Retired (1989) as Senior Vice President of The          122
7/29/1934                                         Term:           Northern Trust Company.
333 W. Wacker Drive                               one year (2)
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
ANNE E. IMPELLIZZERI        Director/Trustee      1994            Retired (2002); formerly, Executive Director            122
1/26/1933                                         Term:           (since 1998) of Manitoga (Center for Russel
333 W. Wacker Drive                               one year (2)    Wright's Design with Nature); prior thereto,
Chicago, IL 60606                                                 President and Chief Executive Officer of
                                                                  Blanton-Peale Institutes of Religion and Health;
                                                                  prior thereto, Vice President, Metropolitan Life
                                                                  Insurance Co.

------------------------------------------------------------------------------------------------------------------------------------
PETER R. SAWERS             Director/Trustee      1991            Adjunct Professor of Business and Economics,            122
4/3/1933                                          Term:           University of Dubuque, Iowa; Director, Executive
333 W. Wacker Drive                               one year (2)    Service Corps of Chicago (not-for-profit); Director,
Chicago, IL 60606                                                 Hadley School for the Blind (not-for-profit);
                                                                  formerly (1991-2000) Adjunct Professor, Lake Forest
                                                                  Graduate School of Management, Lake Forest,
                                                                  Illinois; prior thereto, Executive Director,
                                                                  Towers Perrin Australia, a management consulting
                                                                  firm; Chartered Financial Analyst; Certified
                                                                  Management Consultant.

76


                                                                                                                NUMBER OF FUNDS
                                             YEAR FIRST              PRINCIPAL OCCUPATION(S)                    IN NUVEEN COMPLEX
NAME, BIRTHDATE            POSITION(S) HELD  ELECTED OR APPOINTED    INCLUDING OTHER DIRECTORSHIPS              OVERSEEN BY
AND ADDRESS                WITH THE FUND     AND TERM OF OFFICE (a)  DURING PAST 5 YEARS                        DIRECTOR/TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
DIRECTOR/TRUSTEE WHO IS AN INTERESTED PERSON OF THE FUNDS (CONTINUED):
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAM J. SCHNEIDER        Director/Trustee      1997            Senior Partner and Chief Operating Officer,             122
9/24/1944                                         Term:           Miller-Valentine Group, Vice President,
333 W. Wacker Drive                               one year (2)    Miller-Valentine Realty, a construction company;
Chicago, IL 60606                                                 Chair, Miami Valley Hospital; Vice Chair, Dayton
                                                                  Development Coalition; formerly, Member,
                                                                  Community Advisory Board, National City Bank,
                                                                  Dayton, Ohio; and Business Advisory Council,
                                                                  Cleveland Federal Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
JUDITH M. STOCKDALE         Director/Trustee      1997            Executive Director, Gaylord and Dorothy                 122
12/29/1947                                        Term:           Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                               one year (2)    thereto, Executive Director, Great Lakes
Chicago, IL 60606                                                 Protection Fund (from 1990 to 1994).




                                                                                                                NUMBER OF FUNDS
                                             YEAR FIRST              PRINCIPAL OCCUPATION(S)                    IN NUVEEN COMPLEX
NAME, BIRTHDATE            POSITION(S) HELD  ELECTED OR APPOINTED    INCLUDING OTHER DIRECTORSHIPS              OVERSEEN BY
AND ADDRESS                WITH THE FUND     AND TERM OF OFFICE (a)  DURING PAST 5 YEARS                        DIRECTOR/TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS:
-----------------------------------------------------------------------------------------------------------------------------------
MICHAEL T. ATKINSON         Vice President        2002            Vice President (since January 2002), formerly,          141
2/3/1966                                                          Assistant Vice President (since 2000), previously,
333 W. Wacker Drive                                               Associate of Nuveen Investments.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
PAUL L. BRENNAN             Vice President        2002            Vice President (since January 2002), formerly,          135
11/10/1966                                                        Assistant Vice President of Nuveen
333 W. Wacker Drive                                               Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
PETER H. D'ARRIGO           Vice President and    1999            Vice President of Nuveen Investments (since             141
11/28/1967                  Treasurer                             1999), prior thereto, Assistant Vice President
333 W. Wacker Drive                                               (from 1997); Chartered Financial Analyst.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
SUSAN M. DESANTO            Vice President        2001            Vice President of Nuveen Advisory Corp. (since          141
9/8/1954                                                          2001); previously, Vice President of Van Kampen
333 W. Wacker Drive                                               Investment Advisory Corp. (since 1998); prior
Chicago, IL 60606                                                 thereto, Assistant Vice President of Van Kampen
                                                                  Investment Advisory Corp.

------------------------------------------------------------------------------------------------------------------------------------
JESSICA R. DROEGER          Vice President        2002            Vice President (since January 2002), Assistant          141
9/24/1964                   and Secretary                         General Counsel and Assistant Secretary (since
333 W. Wacker Drive                                               1998), formerly Assistant Vice President of Nuveen
Chicago, IL 60606                                                 Investments; Vice President (since January 2002)
                                                                  and Assistant Secretary (since 1998), formerly
                                                                  Assistant Vice President of Nuveen Advisory Corp.
                                                                  and Nuveen Institutional Advisory Corp.; prior thereto,
                                                                  Associate at the law firm D'Ancona Partners LLC.



77

Directors/Trustees
          AND OFFICERS (CONTINUED)




                                                                                                                NUMBER OF FUNDS
                                             YEAR FIRST              PRINCIPAL OCCUPATION(S)                    IN NUVEEN COMPLEX
NAME, BIRTHDATE            POSITION(S) HELD  ELECTED OR APPOINTED    INCLUDING OTHER DIRECTORSHIPS              OVERSEEN BY
AND ADDRESS                WITH THE FUND     AND TERM OF OFFICE (a)  DURING PAST 5 YEARS                        DIRECTOR/TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
LORNA C. FERGUSON           Vice President        1998            Vice President of Nuveen Investments; Vice              141
10/24/1945                                                        President (since 1998) of Nuveen Advisory Corp.
333 W. Wacker Drive                                               and Nuveen Institutional Advisory Corp.
Chicago, IL 60606


------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. FITZGERALD       Vice President        1995            Managing Director (since January 2002) of Nuveen        141
3/2/1964                                                          Investments; Managing Director of Nuveen Advisory
333 W. Wacker Drive                                               Corp. and Nuveen Institutional Advisory Corp. (since
Chicago, IL 60606                                                 2001); prior thereto, Vice President of Nuveen
                                                                  Advisory Corp.; Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
STEPHEN D. FOY              Vice President and    1998            Vice President of Nuveen Investments and                141
5/31/1954                   Controller                            (since 1998) The John Nuveen Company;
333 W. Wacker Drive                                               Certified Public Accountant.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
J. THOMAS FUTRELL           Vice President        1992            Vice President of Nuveen Advisory Corp.;                135
7/5/1955                                                          Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606

----------------------------------------------------------------------------------------------------------------------------------
RICHARD A. HUBER            Vice President        1997            Vice President of Nuveen Institutional Advisory         135
3/26/1963                                                         Corp. (since 1998) and Nuveen Advisory Corp.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
STEVEN J. KRUPA             Vice President        1990            Vice President of Nuveen Advisory Corp.                 135
8/21/1957
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
DAVID J. LAMB               Vice President        2000            Vice President (since 2000) of Nuveen Investments,      141
3/22/1963                                                         previously Assistant Vice President (since 1999);
333 W. Wacker Drive                                               prior thereto, Associate of Nuveen Investments;
Chicago, IL 60606                                                 Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
TINA M. LAZAR               Vice President        2002            Vice President (since 1999), previously,                141
8/27/1961                                                         Assistant Vice President (since 1993) of
333 W. Wacker Drive                                               Nuveen Investments.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
LARRY W. MARTIN             Vice President and    1992            Vice President, Assistant Secretary and                 141
7/27/1951                   Assistant Secretary                   Assistant General Counsel of Nuveen
333 W. Wacker Drive                                               Investments; Vice President and Assistant
Chicago, IL 60606                                                 Secretary of Nuveen Advisory Corp. and Nuveen
                                                                  Institutional Advisory Corp.; Vice President and
                                                                  Assistant Secretary of The John Nuveen
                                                                  Company and Nuveen Asset Management, Inc.



78





                                                                                                                NUMBER OF FUNDS
                                             YEAR FIRST              PRINCIPAL OCCUPATION(S)                    IN NUVEEN COMPLEX
NAME, BIRTHDATE            POSITION(S) HELD  ELECTED OR APPOINTED    INCLUDING OTHER DIRECTORSHIPS              OVERSEEN BY
AND ADDRESS                WITH THE FUND     AND TERM OF OFFICE (a)  DURING PAST 5 YEARS                        DIRECTOR/TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
EDWARD F. NEILD, IV         Vice President        1996            Managing Director (since January 2002) of Nuveen        141
7/7/1965                                                          Investments; Managing Director (since 1997) of
333 W. Wacker Drive                                               Nuveen Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                                 Advisory Corp.; Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
THOMAS J. O'SHAUGHNESSY     Vice President        2002            Vice President (since January 2002), formerly,          135
9/4/1960                                                          Assistant Vice President (since 1998) of Nuveen
333 W. Wacker Drive                                               Advisory Corp.; prior thereto, Portfolio Manager.
Chicago, IL 60606

----------------------------------------------------------------------------------------------------------------------------------
THOMAS C. SPALDING          Vice President        1989            Vice President of Nuveen Advisory Corp. and             135
7/31/1951                                                         Nuveen Institutional Advisory Corp.; Chartered
333 W. Wacker Drive                                               Financial Analyst.
Chicago, IL 60606

----------------------------------------------------------------------------------------------------------------------------------
GIFFORD R. ZIMMERMAN        Chief                 1992            Managing Director (since January 2002, formerly         141
9/9/1956                    Administrative                        Vice President), Assistant Secretary and Associate
333 W. Wacker Drive         Officer                               General Counsel (formerly Assistant General Counsel)
Chicago, IL 60606                                                 of Nuveen Investments; Managing Director (since
                                                                  January 2002, formerly Vice President) and
                                                                  Assistant Secretary of Nuveen Advisory Corp. and
                                                                  Nuveen Institutional Advisory Corp.; Vice President
                                                                  and Assistant Secretary of The John Nuveen
                                                                  Company; Chartered Financial Analyst.


(a) Year First Elected or Appointed is the year presented or each Fund's respective inception date if later.

(b) Year First Elected or Appointed is the year presented or each Fund's respective inception date if later. Officers serve one year terms through July of each year.

(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory Corp.

(2) Directors/Trustees are elected each year by shareholders and serve a one year term until his/her successor is elected.

Build Your Wealth
            AUTOMATICALLY


NUVEEN MAKES REINVESTING EASY.
A PHONE CALL IS
ALL IT TAKES TO
SET UP YOUR
REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END EXCHANGE-TRADED
FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
   INFORMATION

BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank &Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Morgan, Lewis &
Bockius LLP
Washington, D.C.

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL



GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the twelve-month period ended October 31, 2002. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
          FOR GENERATIONS

[photo of John Nuveen, Sr.]
John Nuveen, Sr.

For over a century, generations of Americans have relied on Nuveen Investments to help them grow and keep the money they've earned. Financial advisors, investors and their families have associated Nuveen Investments with quality, expertise and dependability since 1898. That is why financial advisors have entrusted the assets of more than 1.3 million investors to Nuveen.

With the know-how that comes from a century of experience, Nuveen continues to build upon its reputation for quality. Now, financial advisors and investors can count on Nuveen Investments to help them design customized solutions that meet the far-reaching financial goals unique to family wealth strategies - solutions that can translate into legacies.

To find out more about how Nuveen Investments' products and services can help you preserve your financial security, talk with your financial advisor, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.

[logo]:
NUVEEN
Investments

Nuveen Investments o 333 West Wacker Drive
Chicago, IL 60606 o www.nuveen.com                                 EAN-B-1002D